UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – June 30, 2021

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2021

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2021

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	79.1%
Equity	20.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	23.2%
EQ/Core Bond Index Portfolio	18.9
EQ/PIMCO Ultra Short Bond Portfolio	11.6
Multimanager Core Bond Portfolio	7.1
ATM Large Cap Managed Volatility Portfolio	6.9
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
EQ/Core Plus Bond Portfolio	4.6
EQ/Quality Bond PLUS Portfolio	4.2
1290 Diversified Bond Fund	2.5
ATM Mid Cap Managed Volatility Portfolio	1.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,021.70	$2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43
Class B
Actual	1,000.00	1,021.70	2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43
Class K
Actual	1,000.00	1,022.80	1.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.63	1.18

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (20.9%)
1290 VT Equity Income Portfolio‡	1,391,898	$6,896,610
1290 VT GAMCO Small Company Value Portfolio‡	23,784	1,766,054
1290 VT Micro Cap Portfolio‡	142,800	2,380,864
ATM International Managed Volatility Portfolio‡	1,275,358	15,300,951
ATM Large Cap Managed Volatility Portfolio‡	4,371,226	75,015,086
ATM Mid Cap Managed Volatility Portfolio‡	2,064,756	19,646,670
ATM Small Cap Managed Volatility Portfolio‡	429,325	6,644,991
EQ/AB Small Cap Growth Portfolio‡	139,959	3,437,995
EQ/American Century Mid Cap Value Portfolio‡	130,158	3,482,294
EQ/Global Equity Managed Volatility Portfolio‡	256,850	5,511,882
EQ/International Core Managed Volatility Portfolio‡	291,661	3,729,202
EQ/International Equity Index Portfolio‡	64,287	704,920
EQ/International Value Managed Volatility Portfolio‡	351,026	5,317,318
EQ/Janus Enterprise Portfolio*‡	275,251	7,099,573
EQ/JPMorgan Value Opportunities Portfolio‡	275,105	6,738,820
EQ/Large Cap Core Managed Volatility Portfolio‡	1,205,879	16,113,996
EQ/Large Cap Growth Index Portfolio‡	72,630	1,765,551
EQ/Large Cap Growth Managed Volatility Portfolio‡	230,831	10,798,609
EQ/Large Cap Value Managed Volatility Portfolio‡	463,476	9,733,738

EQ/Loomis Sayles Growth Portfolio*‡	513,932	6,493,236
EQ/MFS International Growth Portfolio‡	656,145	6,115,366
EQ/Morgan Stanley Small Cap Growth Portfolio‡	148,980	3,322,810
EQ/T. Rowe Price Growth Stock Portfolio‡	39,665	3,280,473
EQ/Value Equity Portfolio‡	266,140	6,847,082

Total Equity		228,144,091

Fixed Income (79.0%)
1290 Diversified Bond Fund‡	2,468,353	27,793,651
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,971,120	61,633,902
1290 VT High Yield Bond Portfolio‡	1,433,280	14,327,509
EQ/Core Bond Index Portfolio‡	19,877,568	205,844,537
EQ/Core Plus Bond Portfolio‡	11,824,835	50,364,607
EQ/Intermediate Government Bond Portfolio‡	23,943,178	252,581,632
EQ/PIMCO Ultra Short Bond Portfolio‡	12,802,592	126,593,482
EQ/Quality Bond PLUS Portfolio‡	5,211,918	45,602,736
Multimanager Core Bond Portfolio‡	7,722,773	77,554,903

Total Fixed Income		862,296,959

Total Investments in Securities (99.9%) (Cost $956,708,163)		1,090,441,050
Other Assets Less Liabilities (0.1%)		914,475

Net Assets (100%)		$1,091,355,525

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,391,898	8,473,680	213,733	(3,183,130)	107,138	1,285,189	6,896,610	—	—
1290 VT GAMCO Small Company Value Portfolio	23,784	1,822,936	20,208	(360,180)	177,031	106,059	1,766,054	—	—
1290 VT Micro Cap Portfolio	142,800	2,073,047	57,773	(170,924)	22,986	397,982	2,380,864	—	—
ATM International Managed Volatility Portfolio	1,275,358	16,981,350	430,312	(3,425,875)	561,047	754,117	15,300,951	—	—
ATM Large Cap Managed Volatility Portfolio	4,371,226	77,917,135	2,105,452	(15,289,786)	1,180,251	9,102,034	75,015,086	—	—
ATM Mid Cap Managed Volatility Portfolio	2,064,756	18,036,103	545,857	(1,967,722)	19,582	3,012,850	19,646,670	—	—
ATM Small Cap Managed Volatility Portfolio	429,325	6,925,109	233,939	(1,593,310)	310,614	768,639	6,644,991	—	—
EQ/AB Small Cap Growth Portfolio	139,959	3,346,533	77,978	(381,103)	30,146	364,441	3,437,995	—	—
EQ/American Century Mid Cap Value Portfolio	130,158	3,105,904	57,774	(170,924)	6,720	482,820	3,482,294	—	—
EQ/Global Equity Managed Volatility Portfolio	256,850	6,161,452	155,960	(1,412,206)	403,294	203,382	5,511,882	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/International Core Managed Volatility Portfolio	291,661	4,298,293	98,186	(991,283)	314,827	9,179	3,729,202	—	—
EQ/International Equity Index Portfolio	64,287	784,409	—	(150,000)	35,276	35,235	704,920	—	—
EQ/International Value Managed Volatility Portfolio	351,026	6,236,781	155,959	(1,662,206)	275,480	311,304	5,317,318	—	—
EQ/Janus Enterprise Portfolio*	275,251	6,689,702	115,546	(341,847)	20,666	615,506	7,099,573	—	—
EQ/JPMorgan Value Opportunities Portfolio	275,105	8,970,300	233,940	(4,043,310)	1,373,739	204,151	6,738,820	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,205,879	17,497,914	467,879	(4,136,619)	1,444,747	840,075	16,113,996	—	—
EQ/Large Cap Growth Index Portfolio	72,630	1,764,987	—	(200,001)	26,535	174,030	1,765,551	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	230,831	10,742,231	332,126	(1,584,592)	92,888	1,215,956	10,798,609	—	—
EQ/Large Cap Value Managed Volatility Portfolio	463,476	9,347,233	311,920	(1,424,413)	186,854	1,312,144	9,733,738	—	—
EQ/Loomis Sayles Growth Portfolio*	513,932	6,685,518	155,959	(1,162,206)	199,271	614,694	6,493,236	—	—
EQ/MFS International Growth Portfolio	656,145	7,366,252	176,167	(1,902,386)	495,979	(20,646)	6,115,366	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	148,980	2,800,725	57,772	(270,924)	45,072	690,165	3,322,810	—	—
EQ/T. Rowe Price Growth Stock Portfolio	39,665	3,110,769	77,980	(231,103)	56,093	266,734	3,280,473	—	—
EQ/Value Equity Portfolio (a)	266,140	8,139,707	233,939	(2,793,310)	1,085,800	180,946	6,847,082	—	—
Fixed Income
1290 Diversified Bond Fund	2,468,353	—	27,301,546	—	—	492,105	27,793,651	488,260	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,971,120	64,409,209	1,425,468	(4,210,322)	98	9,449	61,633,902	—	—
1290 VT High Yield Bond Portfolio	1,433,280	14,686,085	597,670	(1,326,439)	5,111	365,082	14,327,509	—	—
EQ/Core Bond Index Portfolio	19,877,568	241,890,643	7,795,513	(41,118,104)	371,054	(3,094,569)	205,844,537	—	—
EQ/Core Plus Bond Portfolio (aa)	11,824,835	—	26,250,000	—	—	553,319	50,364,607	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	22,970,475	3,518,482	(1,883,577)	(2,907)	(1,041,185)	—	214,762	640,963
EQ/Intermediate Government Bond Portfolio	23,943,178	298,147,308	9,128,213	(51,459,566)	461,604	(3,695,927)	252,581,632	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,802,592	131,836,400	5,743,026	(11,092,953)	(2,738)	109,747	126,593,482	—	—
EQ/Quality Bond PLUS Portfolio	5,211,918	39,768,124	9,425,400	(3,072,378)	3,175	(521,585)	45,602,736	—	—
Multimanager Core Bond Portfolio	7,722,773	72,995,850	11,359,145	(5,558,578)	3,852	(1,245,366)	77,554,903	525,871	—

Total		1,125,982,164	108,860,822	(168,571,277)	9,311,285	14,858,056	1,090,441,050	1,228,893	640,963

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $23,352,459 (at a cost of $23,561,288), representing 2,518,145 shares of EQ/Global Bond PLUS Portfolio and 5,497,110 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,090,441,050	$—	$1,090,441,050

Total Assets	$—	$1,090,441,050	$—	$1,090,441,050

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,090,441,050	$—	$1,090,441,050

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$108,860,822
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$168,571,277

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,032,901
Aggregate gross unrealized depreciation	(2,091,820)

Net unrealized appreciation	$132,941,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$957,499,969

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $956,708,163)	$1,090,441,050
Cash	1,447,290
Dividends, interest and other receivables	330,920
Receivable for Portfolio shares sold	153,455
Other assets	10,509

Total assets	1,092,383,224

LIABILITIES
Payable for Portfolio shares redeemed	303,276
Distribution fees payable – Class B	219,283
Payable for securities purchased	140,638
Administrative fees payable	105,750
Investment management fees payable	62,145
Trustees’ fees payable	8,711
Distribution fees payable – Class A	3,354
Accrued expenses	184,542

Total liabilities	1,027,699

NET ASSETS	$1,091,355,525

Net assets were comprised of:
Paid in capital	$930,177,253
Total distributable earnings (loss)	161,178,272

Net assets	$1,091,355,525

Class A
Net asset value, offering and redemption price per share, $16,322,128 / 1,649,901 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

Class B
Net asset value, offering and redemption price per share, $1,065,289,874 / 107,621,977 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $9,743,523 / 985,666 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.89

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,228,893
Interest	249

Total income	1,229,142

EXPENSES
Distribution fees – Class B	1,335,572
Administrative fees	652,349
Investment management fees	547,455
Custodian fees	90,748
Printing and mailing expenses	79,499
Professional fees	58,544
Distribution fees – Class A	19,799
Trustees’ fees	17,056
Miscellaneous	9,758

Gross expenses	2,810,780
Less: Waiver from investment manager	(173,478)

Net expenses	2,637,302

NET INVESTMENT INCOME (LOSS)	(1,408,160)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	9,311,285
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	640,963

Net realized gain (loss)	9,952,248

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	14,858,056

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,810,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,402,144

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,408,160)	$11,020,237
Net realized gain (loss)	9,952,248	42,438,050
Net change in unrealized appreciation (depreciation)	14,858,056	24,680,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,402,144	78,138,836

Distributions to shareholders:
Class A	—	(637,928)
Class B	—	(44,922,341)
Class K	—	(466,172)

Total distributions to shareholders	—	(46,026,441)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 184,359 and 363,398 shares, respectively ]	1,798,799	3,488,407
Capital shares issued in reinvestment of dividends and distributions [ 0 and 66,073 shares, respectively ]	—	637,928
Capital shares repurchased [ (157,555) and (856,263) shares, respectively ]	(1,537,786)	(8,117,740)

Total Class A transactions	261,013	(3,991,405)

Class B
Capital shares sold [ 7,688,476 and 20,304,432 shares, respectively ]	75,179,367	193,306,068
Capital shares issued in connection with merger (Note 8) [ 0 and 4,860,250 shares, respectively ]	—	46,435,759
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,650,224 shares, respectively ]	—	44,922,341
Capital shares repurchased [ (13,506,112) and (23,640,491) shares, respectively ]	(131,949,215)	(226,685,885)

Total Class B transactions	(56,769,848)	57,978,283

Class K
Capital shares sold [ 82,865 and 429,376 shares, respectively ]	808,038	4,111,235
Capital shares issued in reinvestment of dividends and distributions [ 0 and 48,368 shares, respectively ]	—	466,172
Capital shares repurchased [ (245,894) and (457,863) shares, respectively ]	(2,406,558)	(4,200,927)

Total Class K transactions	(1,598,520)	376,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,107,355)	54,363,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,705,211)	86,475,753
NET ASSETS:
Beginning of period	1,126,060,736	1,039,584,983

End of period	$1,091,355,525	$1,126,060,736

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.68		$9.41		$8.94		$9.46		$9.34		$9.29

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.09		0.14		0.13		0.10		0.08
Net realized and unrealized gain (loss)	0.22		0.58		0.69		(0.28)		0.37		0.18

Total from investment operations	0.21		0.67		0.83		(0.15)		0.47		0.26

Less distributions:
Dividends from net investment income	—		(0.17)		(0.16)		(0.14)		(0.11)		(0.09)
Distributions from net realized gains	—		(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	—		(0.40)		(0.36)		(0.37)		(0.35)		(0.21)

Net asset value, end of period	$9.89		$9.68		$9.41		$8.94		$9.46		$9.34

Total return (b)	2.17%		7.24%		9.26%		(1.59)%		5.03%		2.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,322		$15,719		$19,285		$20,046		$21,594		$23,596
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		0.97%		1.51%		1.40%		0.99%		0.86%
Before waivers (a)(f)(x)	(0.29)%		0.93%		1.48%		1.35%		0.93%		0.80%
Portfolio turnover rate^	10	%(z)	20%		12%		12%		9%		12%

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.69		$9.41		$8.94		$9.46		$9.35		$9.29

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.14		0.12		0.09		0.08
Net realized and unrealized gain (loss)	0.22		0.58		0.69		(0.27)		0.37		0.19

Total from investment operations	0.21		0.68		0.83		(0.15)		0.46		0.27

Less distributions:
Dividends from net investment income	—		(0.17)		(0.16)		(0.14)		(0.11)		(0.09)
Distributions from net realized gains	—		(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	—		(0.40)		(0.36)		(0.37)		(0.35)		(0.21)

Net asset value, end of period	$9.90		$9.69		$9.41		$8.94		$9.46		$9.35

Total return (b)	2.17%		7.35%		9.25%		(1.59)%		4.91%		2.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,065,290		$1,099,239		$1,009,701		$1,022,384		$1,170,151		$1,326,851
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.46	%(j)
Before waivers (a)(f)	0.52%		0.52%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.26)%		1.02%		1.49%		1.33%		0.91%		0.86%
Before waivers (a)(f)(x)	(0.29)%		0.97%		1.45%		1.28%		0.85%		0.80%
Portfolio turnover rate^	10	%(z)	20%		12%		12%		9%		12%

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$9.67		$9.39		$8.92		$9.44		$9.33		$9.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.13		0.18		0.16		0.14		0.12
Net realized and unrealized gain (loss)	0.22		0.58		0.67		(0.28)		0.34		0.18

Total from investment operations	0.22		0.71		0.85		(0.12)		0.48		0.30

Less distributions:
Dividends from net investment income	—		(0.20)		(0.18)		(0.17)		(0.13)		(0.12)
Distributions from net realized gains	—		(0.23)		(0.20)		(0.23)		(0.24)		(0.12)

Total dividends and distributions	—		(0.43)		(0.38)		(0.40)		(0.37)		(0.24)

Net asset value, end of period	$9.89		$9.67		$9.39		$8.92		$9.44		$9.33

Total return (b)	2.28%		7.63%		9.54%		(1.34)%		5.18%		3.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,744		$11,102		$10,598		$9,246		$8,103		$4,697
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.22	%(j)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.21	%(j)
Before waivers (a)(f)	0.27%		0.27%		0.27%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.02)%		1.32%		1.89%		1.69%		1.49%		1.31%
Before waivers (a)(f)(x)	(0.05)%		1.27%		1.85%		1.64%		1.43%		1.25%
Portfolio turnover rate^	10	%(z)	20%		12%		12%		9%		12%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	58.8%
Equity	41.2

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	16.9%
EQ/Core Bond Index Portfolio	13.8
ATM Large Cap Managed Volatility Portfolio	10.9
EQ/PIMCO Ultra Short Bond Portfolio	8.6
Multimanager Core Bond Portfolio	5.4
1290 VT DoubleLine Opportunistic Bond Portfolio	4.1
ATM International Managed Volatility Portfolio	3.8
EQ/Quality Bond PLUS Portfolio	3.6
EQ/Core Plus Bond Portfolio	3.5
ATM Small Cap Managed Volatility Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,051.00	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	2.58
Class B
Actual	1,000.00	1,052.00	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	2.58
Class K
Actual	1,000.00	1,053.00	1.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.48	1.33

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (41.2%)
1290 VT Equity Income Portfolio‡	2,587,835	$12,822,267
1290 VT GAMCO Small Company Value Portfolio‡	91,069	6,762,087
1290 VT Micro Cap Portfolio‡	364,147	6,071,322
1290 VT Small Cap Value Portfolio‡	435,809	6,194,679
ATM International Managed Volatility Portfolio‡	3,903,637	46,833,418
ATM Large Cap Managed Volatility Portfolio‡	7,870,749	135,070,782
ATM Mid Cap Managed Volatility Portfolio‡	3,398,542	32,337,984
ATM Small Cap Managed Volatility Portfolio‡	2,138,147	33,093,713
EQ/AB Small Cap Growth Portfolio‡	592,264	14,548,508
EQ/American Century Mid Cap Value Portfolio‡	238,839	6,389,986
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	236,323	4,622,964
EQ/Global Equity Managed Volatility Portfolio‡	777,669	16,688,429
EQ/International Core Managed Volatility Portfolio‡	894,318	11,434,813
EQ/International Equity Index Portfolio‡	170,668	1,871,402
EQ/International Value Managed Volatility Portfolio‡	993,518	15,049,717
EQ/Janus Enterprise Portfolio*‡	486,122	12,538,593
EQ/JPMorgan Value Opportunities Portfolio‡	518,458	12,699,851
EQ/Large Cap Core Managed Volatility Portfolio‡	2,259,657	30,195,484
EQ/Large Cap Growth Index Portfolio‡	116,197	2,824,627
EQ/Large Cap Growth Managed Volatility Portfolio‡	434,489	20,326,020
EQ/Large Cap Value Managed Volatility Portfolio‡	958,303	20,125,892

EQ/Loomis Sayles Growth Portfolio*‡	877,752	11,089,899
EQ/MFS International Growth Portfolio‡	1,993,655	18,581,158
EQ/Morgan Stanley Small Cap Growth Portfolio‡	505,272	11,269,439
EQ/T. Rowe Price Growth Stock Portfolio‡	77,728	6,428,398
EQ/Value Equity Portfolio‡	503,323	12,949,198

Total Equity		508,820,630

Fixed Income (58.7%)
1290 Diversified Bond Fund‡	2,118,994	23,859,869
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,860,924	50,174,463
1290 VT High Yield Bond Portfolio‡	1,210,694	12,102,471
EQ/Core Bond Index Portfolio‡	16,516,296	171,036,480
EQ/Core Plus Bond Portfolio‡	10,075,479	42,913,707
EQ/Intermediate Government Bond Portfolio‡	19,763,091	208,485,007
EQ/PIMCO Ultra Short Bond Portfolio‡	10,781,968	106,613,328
EQ/Quality Bond PLUS Portfolio‡	5,084,901	44,491,374
Multimanager Core Bond Portfolio‡	6,621,275	66,493,255

Total Fixed Income		726,169,954

Total Investments in Securities (99.9%) (Cost $975,111,419)		1,234,990,584
Other Assets Less Liabilities (0.1%)		678,270

Net Assets (100%)		$1,235,668,854

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,587,835	14,222,244	113,829	(3,918,789)	548,419	1,856,564	12,822,267	—	—
1290 VT GAMCO Small Company Value Portfolio	91,069	7,428,681	72,282	(1,833,582)	1,154,920	(60,214)	6,762,087	—	—
1290 VT Micro Cap Portfolio	364,147	5,936,239	41,546	(1,085,207)	244,758	933,986	6,071,322	—	—
1290 VT Small Cap Value Portfolio	435,809	5,858,758	56,913	(1,584,394)	26,303	1,837,099	6,194,679	—	—
ATM International Managed Volatility Portfolio	3,903,637	47,768,902	459,873	(5,337,512)	466,324	3,475,831	46,833,418	—	—
ATM Large Cap Managed Volatility Portfolio	7,870,749	131,597,732	1,212,845	(15,902,651)	1,069,639	17,093,217	135,070,782	—	—
ATM Mid Cap Managed Volatility Portfolio	3,398,542	29,644,448	295,379	(2,608,804)	(39,197)	5,046,158	32,337,984	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	2,138,147	33,883,754	341,483	(6,506,367)	1,380,354	3,994,489	33,093,713	—	—
EQ/AB Small Cap Growth Portfolio	592,264	15,779,093	126,917	(3,186,799)	719,685	1,109,612	14,548,508	—	—
EQ/American Century Mid Cap Value Portfolio	238,839	6,307,983	13,090	(918,010)	93,392	893,531	6,389,986	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	236,323	4,363,773	41,545	(585,207)	158,355	644,498	4,622,964	—	—
EQ/Global Equity Managed Volatility Portfolio	777,669	16,508,883	170,743	(1,753,184)	623,426	1,138,561	16,688,429	—	—
EQ/International Core Managed Volatility Portfolio	894,318	11,462,677	113,828	(1,118,789)	365,263	611,834	11,434,813	—	—
EQ/International Equity Index Portfolio	170,668	1,805,378	—	(100,000)	20,711	145,313	1,871,402	—	—
EQ/International Value Managed Volatility Portfolio	993,518	14,506,556	140,005	(1,104,808)	140,612	1,367,352	15,049,717	—	—
EQ/Janus Enterprise Portfolio*	486,122	14,900,520	26,177	(3,486,019)	222,689	875,226	12,538,593	—	—
EQ/JPMorgan Value Opportunities Portfolio	518,458	15,057,385	113,828	(5,218,789)	1,777,804	969,623	12,699,851	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,259,657	30,879,392	299,937	(5,221,160)	1,311,767	2,925,548	30,195,484	—	—
EQ/Large Cap Growth Index Portfolio	116,197	2,504,683	—	—	—	319,944	2,824,627	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	434,489	18,812,663	201,480	(1,101,559)	65,473	2,347,963	20,326,020	—	—
EQ/Large Cap Value Managed Volatility Portfolio	958,303	23,030,797	199,200	(6,570,381)	2,381,068	1,085,208	20,125,892	—	—
EQ/Loomis Sayles Growth Portfolio*	877,752	10,258,262	98,459	(619,601)	37,109	1,315,670	11,089,899	—	—
EQ/MFS International Growth Portfolio	1,993,655	19,615,188	216,848	(2,650,747)	499,618	900,251	18,581,158	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	505,272	10,617,652	83,091	(2,170,414)	515,394	2,223,716	11,269,439	—	—
EQ/T. Rowe Price Growth Stock Portfolio	77,728	6,071,667	56,914	(334,394)	101,176	533,035	6,428,398	—	—
EQ/Value Equity Portfolio (a)	503,323	13,863,968	144,565	(3,267,164)	1,419,691	788,138	12,949,198	—	—
Fixed Income
1290 Diversified Bond Fund	2,118,994	—	23,458,038	—	—	401,831	23,859,869	411,249	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,860,924	48,065,230	4,170,890	(2,102,530)	234	40,639	50,174,463	—	—
1290 VT High Yield Bond Portfolio	1,210,694	12,047,201	413,828	(668,789)	1,569	308,662	12,102,471	—	—
EQ/Core Bond Index Portfolio	16,516,296	189,376,815	9,518,022	(25,693,360)	(524,532)	(1,640,465)	171,036,480	—	—
EQ/Core Plus Bond Portfolio (aa)	10,075,479	—	22,750,000	—	—	(2,657,947)	42,913,707	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	17,998,362	3,614,757	(1,046,998)	(773)	2,256,306	—	179,584	535,974
EQ/Intermediate Government Bond Portfolio	19,763,091	236,951,482	6,327,022	(32,195,645)	296,906	(2,894,758)	208,485,007	—	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	10,781,968	106,024,324	6,524,453	(6,019,102)	(798)	84,451	106,613,328	—	—
EQ/Quality Bond PLUS Portfolio	5,084,901	37,453,511	9,525,449	(1,947,260)	1,119	(541,445)	44,491,374	—	—
Multimanager Core Bond Portfolio	6,621,275	64,846,406	5,636,475	(2,920,890)	(24)	(1,068,712)	66,493,255	454,104	—

Total		1,225,450,609	96,579,711	(150,778,905)	15,078,454	48,660,715	1,234,990,584	1,044,937	535,974

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $19,527,337 (at a cost of $22,821,654), representing 2,105,674 shares of EQ/Global Bond PLUS Portfolio and 4,596,686 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,234,990,584	$—	$1,234,990,584

Total Assets	$—	$1,234,990,584	$—	$1,234,990,584

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,234,990,584	$—	$1,234,990,584

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,579,711
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,778,905

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,405,951
Aggregate gross unrealized depreciation	(7,696,591)

Net unrealized appreciation	$258,709,360

Federal income tax cost of investments in securities and derivative instruments, if applicable	$976,281,224

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $975,111,419)	$1,234,990,584
Cash	1,034,069
Receivable for securities sold	373,472
Dividends, interest and other receivables	284,015
Receivable for Portfolio shares sold	15,778
Other assets	11,855

Total assets	1,236,709,773

LIABILITIES
Payable for Portfolio shares redeemed	390,785
Distribution fees payable – Class B	244,208
Administrative fees payable	119,755
Investment management fees payable	101,775
Trustees’ fees payable	10,691
Distribution fees payable – Class A	3,997
Accrued expenses	169,708

Total liabilities	1,040,919

NET ASSETS	$1,235,668,854

Net assets were comprised of:
Paid in capital	$928,108,650
Total distributable earnings (loss)	307,560,204

Net assets	$1,235,668,854

Class A
Net asset value, offering and redemption price per share, $18,968,835 / 1,804,579 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.51

Class B
Net asset value, offering and redemption price per share, $1,186,337,821 / 112,785,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.52

Class K
Net asset value, offering and redemption price per share, $30,362,198 / 2,883,765 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,044,937
Interest	247

Total income	1,045,184

EXPENSES
Distribution fees – Class B	1,471,581
Administrative fees	730,580
Investment management fees	613,180
Custodian fees	99,080
Printing and mailing expenses	92,766
Professional fees	59,571
Distribution fees – Class A	23,795
Trustees’ fees	18,820
Miscellaneous	10,250

Total expenses	3,119,623

NET INVESTMENT INCOME (LOSS)	(2,074,439)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	15,078,454
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	535,974

Net realized gain (loss)	15,614,428

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	48,660,715

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,275,143

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,200,704

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,074,439)	$10,378,852
Net realized gain (loss)	15,614,428	81,867,739
Net change in unrealized appreciation (depreciation)	48,660,715	20,231,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,200,704	112,478,130

Distributions to shareholders:
Class A	—	(1,238,169)
Class B	—	(78,227,184)
Class K	—	(2,039,884)

Total distributions to shareholders	—	(81,505,237)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 183,979 and 265,605 shares, respectively ]	1,895,155	2,573,108
Capital shares issued in reinvestment of dividends and distributions [ 0 and 124,943 shares, respectively ]	—	1,238,169
Capital shares repurchased [ (243,894) and (388,191) shares, respectively ]	(2,528,979)	(3,793,309)

Total Class A transactions	(633,824)	17,968

Class B
Capital shares sold [ 3,645,800 and 8,332,512 shares, respectively ]	37,350,476	80,743,421
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,888,683 shares, respectively ]	—	78,227,184
Capital shares repurchased [ (8,697,601) and (19,365,702) shares, respectively ]	(89,365,105)	(188,483,833)

Total Class B transactions	(52,014,629)	(29,513,228)

Class K
Capital shares sold [ 59,369 and 185,171 shares, respectively ]	606,393	1,797,121
Capital shares issued in reinvestment of dividends and distributions [ 0 and 205,649 shares, respectively ]	—	2,039,884
Capital shares repurchased [ (180,478) and (342,021) shares, respectively ]	(1,850,767)	(3,294,679)

Total Class K transactions	(1,244,374)	542,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,892,827)	(28,952,934)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,307,877	2,019,959
NET ASSETS:
Beginning of period	1,227,360,977	1,225,341,018

End of period	$1,235,668,854	$1,227,360,977

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$10.00		$9.73		$9.04		$9.95		$9.56		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.13		0.12		0.09		0.08
Net realized and unrealized gain (loss)	0.53		0.87		1.08		(0.47)		0.75		0.37

Total from investment operations	0.51		0.96		1.21		(0.35)		0.84		0.45

Less distributions:
Dividends from net investment income	—		(0.20)		(0.16)		(0.15)		(0.12)		(0.09)
Distributions from net realized gains	—		(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	—		(0.69)		(0.52)		(0.56)		(0.45)		(0.35)

Net asset value, end of period	$10.51		$10.00		$9.73		$9.04		$9.95		$9.56

Total return (b)	5.10%		10.08%		13.45%		(3.63)%		8.79%		4.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,969		$18,637		$18,127		$16,418		$17,939		$18,136
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.52	%(m)	0.52	%(n)	0.53	%(o)	0.52	%(o)	0.52	%(o)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.34)%		0.88%		1.38%		1.18%		0.93%		0.79%
Before waivers (a)(f)(x)	(0.34)%		0.88%		1.38%		1.18%		0.93%		0.78%
Portfolio turnover rate^	8	%(z)	23%		13%		14%		10%		11%

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$10.00		$9.74		$9.05		$9.96		$9.57		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.13		0.11		0.09		0.08
Net realized and unrealized gain (loss)	0.54		0.86		1.08		(0.46)		0.75		0.38

Total from investment operations	0.52		0.95		1.21		(0.35)		0.84		0.46

Less distributions:
Dividends from net investment income	—		(0.20)		(0.16)		(0.15)		(0.12)		(0.09)
Distributions from net realized gains	—		(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	—		(0.69)		(0.52)		(0.56)		(0.45)		(0.35)

Net asset value, end of period	$10.52		$10.00		$9.74		$9.05		$9.96		$9.57

Total return (b)	5.20%		9.96%		13.43%		(3.62)%		8.78%		4.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,186,338		$1,178,676		$1,178,433		$1,144,990		$1,325,942		$1,354,790
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.52	%(m)	0.52	%(n)	0.53	%(o)	0.52	%(o)	0.52	%(o)
Before waivers (a)(f)	0.51%		0.52%		0.52%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.34)%		0.87%		1.36%		1.16%		0.86%		0.81%
Before waivers (a)(f)(x)	(0.34)%		0.87%		1.36%		1.16%		0.86%		0.80%
Portfolio turnover rate^	8	%(z)	23%		13%		14%		10%		11%

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$10.00		$9.74		$9.04		$9.95		$9.56		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.11		0.16		0.13		0.11		0.11
Net realized and unrealized gain (loss)	0.53		0.87		1.08		(0.46)		0.76		0.37

Total from investment operations	0.53		0.98		1.24		(0.33)		0.87		0.48

Less distributions:
Dividends from net investment income	—		(0.23)		(0.18)		(0.17)		(0.15)		(0.12)
Distributions from net realized gains	—		(0.49)		(0.36)		(0.41)		(0.33)		(0.26)

Total dividends and distributions	—		(0.72)		(0.54)		(0.58)		(0.48)		(0.38)

Net asset value, end of period	$10.53		$10.00		$9.74		$9.04		$9.95		$9.56

Total return (b)	5.30%		10.22%		13.83%		(3.38)%		9.05%		4.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,362		$30,048		$28,781		$27,328		$35,366		$37,441
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.27	%(m)	0.27	%(n)	0.28	%(o)	0.27	%(o)	0.27	%(o)
Before waivers (a)(f)	0.26%		0.27%		0.27%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.09)%		1.15%		1.61%		1.29%		1.07%		1.10%
Before waivers (a)(f)(x)	(0.09)%		1.15%		1.61%		1.29%		1.06%		1.09%
Portfolio turnover rate^	8	%(z)	23%		13%		14%		10%		11%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	51.3%
Fixed Income	48.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Intermediate Government Bond Portfolio	14.3%
ATM Large Cap Managed Volatility Portfolio	12.0
EQ/Core Bond Index Portfolio	11.4
EQ/PIMCO Ultra Short Bond Portfolio	7.1
ATM International Managed Volatility Portfolio	6.0
ATM Small Cap Managed Volatility Portfolio	4.6
Multimanager Core Bond Portfolio	4.4
1290 VT DoubleLine Opportunistic Bond Portfolio	3.4
EQ/Quality Bond PLUS Portfolio	2.9
EQ/Core Plus Bond Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,065.90	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class B
Actual	1,000.00	1,066.50	2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.36	2.46
Class K
Actual	1,000.00	1,067.90	1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.60	1.21

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.3%)
1290 VT Equity Income Portfolio‡	18,502,556	$91,676,907
1290 VT GAMCO Small Company Value Portfolio‡	974,194	72,336,518
1290 VT Micro Cap Portfolio‡	3,540,745	59,033,843
1290 VT Small Cap Value Portfolio‡	4,230,287	60,130,155
ATM International Managed Volatility Portfolio‡	37,684,608	452,116,574
ATM Large Cap Managed Volatility Portfolio‡	52,701,589	904,417,725
ATM Mid Cap Managed Volatility Portfolio‡	10,246,793	97,500,802
ATM Small Cap Managed Volatility Portfolio‡	22,211,020	343,776,651
EQ/AB Small Cap Growth Portfolio‡	5,539,729	136,079,160
EQ/American Century Mid Cap Value Portfolio‡	987,840	26,428,998
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,700,229	52,822,047
EQ/Global Equity Managed Volatility Portfolio‡	7,544,131	161,893,681
EQ/International Core Managed Volatility Portfolio‡	8,681,835	111,006,513
EQ/International Equity Index Portfolio‡	929,859	10,196,040
EQ/International Value Managed Volatility Portfolio‡	10,169,485	154,046,445
EQ/Janus Enterprise Portfolio*‡	1,422,649	36,694,558
EQ/JPMorgan Value Opportunities Portfolio‡	3,657,749	89,598,168
EQ/Large Cap Core Managed Volatility Portfolio‡	15,281,148	204,199,895
EQ/Large Cap Growth Index Portfolio‡	511,770	12,440,623
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,792,756	130,649,191
EQ/Large Cap Value Managed Volatility Portfolio‡	6,752,903	141,821,719
EQ/Loomis Sayles Growth Portfolio*‡	5,877,538	74,259,340
EQ/MFS International Growth Portfolio‡	19,718,095	183,775,543
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,925,862	109,864,953
EQ/T. Rowe Price Growth Stock Portfolio‡	551,123	45,580,202
EQ/Value Equity Portfolio‡	3,576,711	92,019,496

Total Equity		3,854,365,747

Fixed Income (48.6%)
1290 Diversified Bond Fund‡	10,744,543	120,983,553
1290 VT DoubleLine Opportunistic Bond Portfolio‡	24,361,649	251,460,960
1290 VT High Yield Bond Portfolio‡	6,068,726	60,664,842
EQ/Core Bond Index Portfolio‡	82,473,843	854,067,743
EQ/Core Plus Bond Portfolio‡	49,216,791	209,625,276
EQ/Intermediate Government Bond Portfolio‡	101,847,073	1,074,406,233
EQ/PIMCO Ultra Short Bond Portfolio‡	54,009,658	534,053,640
EQ/Quality Bond PLUS Portfolio‡	25,144,516	220,007,065
Multimanager Core Bond Portfolio‡	32,864,592	330,038,208

Total Fixed Income		3,655,307,520

Total Investments in Securities (99.9%) (Cost $5,642,329,221)		7,509,673,267
Other Assets Less Liabilities (0.1%)		5,300,174

Net Assets (100%)		$7,514,973,441

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	18,502,556	91,547,806	10,607	(16,324,482)	(361,547)	16,804,523	91,676,907	—	—
1290 VT GAMCO Small Company Value Portfolio	974,194	76,964,023	8,487	(16,044,012)	7,932,002	3,476,018	72,336,518	—	—
1290 VT Micro Cap Portfolio	3,540,745	50,909,269	6,365	(2,202,476)	425,050	9,895,635	59,033,843	—	—
1290 VT Small Cap Value Portfolio	4,230,287	55,554,478	6,364	(13,983,009)	3,199,660	15,352,662	60,130,155	—	—
ATM International Managed Volatility Portfolio	37,684,608	451,293,006	50,910	(37,005,671)	3,418,905	34,359,424	452,116,574	—	—
ATM Large Cap Managed Volatility Portfolio	52,701,589	857,847,551	97,577	(74,797,737)	5,435,853	115,834,481	904,417,725	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	10,246,793	91,250,420	10,607	(8,916,082)	(73,487)	15,229,344	97,500,802	—	—
ATM Small Cap Managed Volatility Portfolio	22,211,020	343,404,055	40,303	(54,467,456)	10,857,640	43,942,109	343,776,651	—	—
EQ/AB Small Cap Growth Portfolio	5,539,729	145,509,029	16,970	(26,318,557)	6,206,830	10,664,888	136,079,160	—	—
EQ/American Century Mid Cap Value Portfolio	987,840	35,350,227	2,121	(13,480,470)	1,563,247	2,993,873	26,428,998	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,700,229	53,414,472	6,364	(9,952,476)	1,755,387	7,598,300	52,822,047	—	—
EQ/Global Equity Managed Volatility Portfolio	7,544,131	159,249,637	16,970	(14,268,557)	2,756,156	14,139,475	161,893,681	—	—
EQ/International Core Managed Volatility Portfolio	8,681,835	109,764,357	12,727	(8,216,018)	2,689,943	6,755,504	111,006,513	—	—
EQ/International Equity Index Portfolio	929,859	10,995,593	—	(1,780,534)	256,111	724,870	10,196,040	—	—
EQ/International Value Managed Volatility Portfolio	10,169,485	146,915,598	16,970	(8,165,890)	78,372	15,201,395	154,046,445	—	—
EQ/Janus Enterprise Portfolio*	1,422,649	44,409,311	4,242	(11,160,939)	820,638	2,621,306	36,694,558	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,657,749	101,795,688	10,607	(30,755,015)	9,752,730	8,794,158	89,598,168	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,281,148	207,522,436	23,333	(31,851,566)	7,399,616	21,106,076	204,199,895	—	—
EQ/Large Cap Growth Index Portfolio	511,770	11,031,482	—	—	—	1,409,141	12,440,623	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,792,756	121,264,881	14,850	(6,138,088)	426,183	15,081,365	130,649,191	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,752,903	155,579,569	16,970	(37,588,024)	12,186,496	11,626,708	141,821,719	—	—
EQ/Loomis Sayles Growth Portfolio*	5,877,538	74,621,674	8,485	(9,344,012)	1,671,508	7,301,685	74,259,340	—	—
EQ/MFS International Growth Portfolio	19,718,095	187,335,420	21,211	(17,321,096)	2,248,039	11,491,969	183,775,543	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	4,925,862	100,391,413	12,728	(16,774,418)	3,783,825	22,451,405	109,864,953	—	—
EQ/T. Rowe Price Growth Stock Portfolio	551,123	42,717,096	4,243	(1,622,006)	479,927	4,000,942	45,580,202	—	—

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio (a)	3,576,711	89,761,066	10,605	(12,585,548)	4,218,307	10,615,066	92,019,496	—	—
Fixed Income
1290 Diversified Bond Fund	10,744,543	—	118,952,324	—	—	2,031,229	120,983,553	2,082,725	—
1290 VT DoubleLine Opportunistic Bond Portfolio	24,361,649	234,776,995	25,329,698	(8,818,175)	626	171,816	251,460,960	—	—
1290 VT High Yield Bond Portfolio	6,068,726	60,287,735	1,256,364	(2,433,009)	(136)	1,553,888	60,664,842	—	—
EQ/Core Bond Index Portfolio	82,473,843	928,054,918	51,108,511	(114,450,057)	(1,938,351)	(8,707,278)	854,067,743	—	—
EQ/Core Plus Bond Portfolio (aa)	49,216,791	—	114,400,000	—	—	(12,388,430)	209,625,276	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	88,688,351	12,082,343	(3,825,286)	(27,170)	10,695,468	—	846,413	2,526,140
EQ/Intermediate Government Bond Portfolio	101,847,073	1,183,968,741	48,136,248	(144,538,881)	729,428	(13,889,303)	1,074,406,233	—	—
EQ/PIMCO Ultra Short Bond Portfolio	54,009,658	522,014,032	35,963,637	(24,330,089)	(940)	407,000	534,053,640	—	—
EQ/Quality Bond PLUS Portfolio	25,144,516	187,101,008	43,875,453	(8,348,836)	(4,005)	(2,616,555)	220,007,065	—	—
Multimanager Core Bond Portfolio	32,864,592	316,194,784	31,255,238	(12,292,720)	230	(5,119,324)	330,038,208	2,218,129	—

Total		7,337,486,121	482,790,432	(800,101,192)	87,887,073	401,610,833	7,509,673,267	5,147,267	2,526,140

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $92,035,848 (at a cost of $107,613,706), representing 9,924,419 shares of EQ/Global Bond PLUS Portfolio and 21,665,006 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,509,673,267	$—	$7,509,673,267

Total Assets	$—	$7,509,673,267	$—	$7,509,673,267

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,509,673,267	$—	$7,509,673,267

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$482,790,432
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$800,101,192

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,886,615,833
Aggregate gross unrealized depreciation	(42,074,623)

Net unrealized appreciation	$1,844,541,210

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,665,132,057

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,642,329,221)	$7,509,673,267
Cash	5,738,178
Receivable for securities sold	2,307,577
Dividends, interest and other receivables	1,431,476
Receivable for Portfolio shares sold	441,255
Other assets	71,669

Total assets	7,519,663,422

LIABILITIES
Payable for Portfolio shares redeemed	1,434,957
Distribution fees payable – Class B	1,053,018
Administrative fees payable	727,876
Investment management fees payable	574,151
Distribution fees payable – Class A	426,554
Trustees’ fees payable	70,922
Accrued expenses	402,503

Total liabilities	4,689,981

NET ASSETS	$7,514,973,441

Net assets were comprised of:
Paid in capital	$5,359,316,089
Total distributable earnings (loss)	2,155,657,352

Net assets	$7,514,973,441

Class A
Net asset value, offering and redemption price per share, $2,075,558,030 / 133,630,208 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.53

Class B
Net asset value, offering and redemption price per share, $5,115,602,143 / 332,452,308 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.39

Class K
Net asset value, offering and redemption price per share, $323,813,268 / 20,812,537 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.56

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,147,267
Interest	1,395

Total income	5,148,662

EXPENSES
Distribution fees – Class B	6,321,908
Administrative fees	4,413,666
Investment management fees	3,439,901
Distribution fees – Class A	2,541,712
Printing and mailing expenses	569,045
Professional fees	242,627
Trustees’ fees	112,949
Custodian fees	108,104
Miscellaneous	60,626

Total expenses	17,810,538

NET INVESTMENT INCOME (LOSS)	(12,661,876)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	87,887,073
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,526,140

Net realized gain (loss)	90,413,213

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	401,610,833

NET REALIZED AND UNREALIZED GAIN (LOSS)	492,024,046

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$479,362,170

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,661,876)	$61,636,175
Net realized gain (loss)	90,413,213	508,058,667
Net change in unrealized appreciation (depreciation)	401,610,833	171,487,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	479,362,170	741,181,862

Distributions to shareholders:
Class A	—	(137,489,549)
Class B	—	(347,920,416)
Class K	—	(22,104,390)

Total distributions to shareholders	—	(507,514,355)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,176,415 and 2,365,821 shares, respectively ]	17,836,897	33,131,769
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,588,500 shares, respectively ]	—	137,489,549
Capital shares repurchased [ (5,214,981) and (13,348,797) shares, respectively ]	(78,839,860)	(186,247,315)

Total Class A transactions	(61,002,963)	(15,625,997)

Class B
Capital shares sold [ 4,985,414 and 7,334,264 shares, respectively ]	74,873,268	101,815,147
Capital shares issued in reinvestment of dividends and distributions [ 0 and 24,488,566 shares, respectively ]	—	347,920,416
Capital shares repurchased [ (20,738,140) and (42,108,979) shares, respectively ]	(310,851,903)	(581,532,952)

Total Class B transactions	(235,978,635)	(131,797,389)

Class K
Capital shares sold [ 355,977 and 668,423 shares, respectively ]	5,395,485	9,398,648
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,539,736 shares, respectively ]	—	22,104,390
Capital shares repurchased [ (992,411) and (2,425,516) shares, respectively ]	(15,102,477)	(33,663,853)

Total Class K transactions	(9,706,992)	(2,160,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(306,688,590)	(149,584,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	172,673,580	84,083,306
NET ASSETS:
Beginning of period	7,342,299,861	7,258,216,555

End of period	$7,514,973,441	$7,342,299,861

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.57		$14.06		$12.96		$14.41		$13.59		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.19		0.17		0.12		0.11
Net realized and unrealized gain (loss)	0.99		1.44		1.80		(0.84)		1.37		0.60

Total from investment operations	0.96		1.56		1.99		(0.67)		1.49		0.71

Less distributions:
Dividends from net investment income	—		(0.31)		(0.23)		(0.22)		(0.18)		(0.12)
Distributions from net realized gains	—		(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	—		(1.05)		(0.89)		(0.78)		(0.67)		(0.55)

Net asset value, end of period	$15.53		$14.57		$14.06		$12.96		$14.41		$13.59

Total return (b)	6.59%		11.32%		15.49%		(4.73)%		11.00%		5.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,075,558		$2,005,206		$1,955,663		$1,843,864		$2,092,058		$2,064,205
Ratio of expenses to average net assets: (a)(f)	0.49	%(j)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.51	%(o)	0.52	%(j)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.35)%		0.89%		1.35%		1.16%		0.87%		0.78%
Portfolio turnover rate^	7	%(z)	22%		13%		12%		9%		9%

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.43		$13.94		$12.85		$14.30		$13.49		$13.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.18		0.16		0.12		0.10
Net realized and unrealized gain (loss)	0.99		1.42		1.80		(0.83)		1.36		0.61

Total from investment operations	0.96		1.54		1.98		(0.67)		1.48		0.71

Less distributions:
Dividends from net investment income	—		(0.31)		(0.23)		(0.22)		(0.18)		(0.12)
Distributions from net realized gains	—		(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	—		(1.05)		(0.89)		(0.78)		(0.67)		(0.55)

Net asset value, end of period	$15.39		$14.43		$13.94		$12.85		$14.30		$13.49

Total return (b)	6.65%		11.27%		15.55%		(4.77)%		11.00%		5.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,115,602		$5,024,535		$4,997,804		$4,820,681		$5,634,278		$5,669,408
Ratio of expenses to average net assets: (a)(f)	0.49	%(j)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.51	%(o)	0.52	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.35)%		0.88%		1.33%		1.14%		0.85%		0.77%
Portfolio turnover rate^	7	%(z)	22%		13%		12%		9%		9%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.57		$14.07		$12.96		$14.42		$13.59		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.23		0.20		0.16		0.14
Net realized and unrealized gain (loss)	1.00		1.42		1.80		(0.84)		1.38		0.61

Total from investment operations	0.99		1.58		2.03		(0.64)		1.54		0.75

Less distributions:
Dividends from net investment income	—		(0.34)		(0.26)		(0.26)		(0.22)		(0.16)
Distributions from net realized gains	—		(0.74)		(0.66)		(0.56)		(0.49)		(0.43)

Total dividends and distributions	—		(1.08)		(0.92)		(0.82)		(0.71)		(0.59)

Net asset value, end of period	$15.56		$14.57		$14.07		$12.96		$14.42		$13.59

Total return (b)	6.79%		11.49%		15.85%		(4.54)%		11.34%		5.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$323,813		$312,558		$304,750		$277,542		$306,867		$287,164
Ratio of expenses to average net assets: (a)(f)	0.24	%(j)	0.24	%(m)	0.24	%(m)	0.25	%(n)	0.26	%(o)	0.27	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.10)%		1.13%		1.61%		1.41%		1.13%		1.04%
Portfolio turnover rate^	7	%(z)	22%		13%		12%		9%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class A, 1.07% for Class B and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	71.5%
Fixed Income	28.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
ATM Large Cap Managed Volatility Portfolio	16.0%
EQ/Intermediate Government Bond Portfolio	8.6
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	7.7
EQ/Core Bond Index Portfolio	7.0
EQ/PIMCO Ultra Short Bond Portfolio	4.2
EQ/Large Cap Core Managed Volatility Portfolio	4.1
EQ/MFS International Growth Portfolio	3.4
EQ/AB Small Cap Growth Portfolio	3.2
EQ/Global Equity Managed Volatility Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,099.00	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43
Class B
Actual	1,000.00	1,099.00	2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.43
Class K
Actual	1,000.00	1,100.70	1.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.63	1.18

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (71.5%)
1290 VT Equity Income Portfolio‡	32,209,157	$159,590,705
1290 VT GAMCO Small Company Value Portfolio‡	2,126,532	157,900,665
1290 VT Micro Cap Portfolio‡	6,528,177	108,842,444
1290 VT Small Cap Value Portfolio‡	8,363,442	118,879,666
ATM International Managed Volatility Portfolio‡	62,434,149	749,046,229
ATM Large Cap Managed Volatility Portfolio‡	88,397,733	1,517,003,148
ATM Mid Cap Managed Volatility Portfolio‡	11,248,774	107,034,907
ATM Small Cap Managed Volatility Portfolio‡	46,809,085	724,499,380
EQ/AB Small Cap Growth Portfolio‡	12,353,677	303,458,540
EQ/American Century Mid Cap Value Portfolio‡	1,004,229	26,867,458
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,607,566	109,695,553
EQ/Global Equity Managed Volatility Portfolio‡	13,180,114	282,839,373
EQ/International Core Managed Volatility Portfolio‡	14,205,844	181,636,857
EQ/International Equity Index Portfolio‡	685,063	7,511,812
EQ/International Value Managed Volatility Portfolio‡	13,758,419	208,411,297
EQ/Janus Enterprise Portfolio*‡	1,761,807	45,442,501
EQ/JPMorgan Value Opportunities Portfolio‡	6,644,408	162,757,689
EQ/Large Cap Core Managed Volatility Portfolio‡	28,819,041	385,104,923
EQ/Large Cap Growth Index Portfolio‡	903,277	21,957,764
EQ/Large Cap Growth Managed Volatility Portfolio‡	4,395,462	205,626,115

EQ/Large Cap Value Managed Volatility Portfolio‡	12,534,853	263,251,890
EQ/Loomis Sayles Growth Portfolio*‡	10,076,314	127,308,478
EQ/MFS International Growth Portfolio‡	34,325,439	319,918,125
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,648,735	237,506,186
EQ/T. Rowe Price Growth Stock Portfolio‡	851,912	70,456,627
EQ/Value Equity Portfolio‡	6,425,701	165,316,597

Total Equity		6,767,864,929

Fixed Income (28.4%)
1290 Diversified Bond Fund‡	7,759,624	87,373,367
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,977,483	185,563,592
1290 VT High Yield Bond Portfolio‡	4,479,304	44,776,498
EQ/Core Bond Index Portfolio‡	64,144,361	664,254,602
EQ/Core Plus Bond Portfolio‡	24,159,779	102,901,881
EQ/Intermediate Government Bond Portfolio‡	77,069,361	813,020,929
EQ/PIMCO Ultra Short Bond Portfolio‡	39,873,681	394,275,493
EQ/Quality Bond PLUS Portfolio‡	18,348,786	160,546,444
Multimanager Core Bond Portfolio‡	24,074,640	241,766,315

Total Fixed Income		2,694,479,121

Total Investments in Securities (99.9%) (Cost $6,281,952,352)		9,462,344,050
Other Assets Less Liabilities (0.1%)		4,981,309

Net Assets (100%)		$9,467,325,359

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	32,209,157	141,452,496	—	(8,355,557)	491,106	26,002,660	159,590,705	—	—
1290 VT GAMCO Small Company Value Portfolio	2,126,532	183,743,904	—	(52,518,719)	25,349,789	1,325,691	157,900,665	—	—
1290 VT Micro Cap Portfolio	6,528,177	95,097,240	—	(5,501,331)	1,067,632	18,178,903	108,842,444	—	—
1290 VT Small Cap Value Portfolio	8,363,442	98,892,117	—	(15,232,126)	2,515,091	32,704,584	118,879,666	—	—
ATM International Managed Volatility Portfolio	62,434,149	738,572,016	—	(52,046,500)	4,935,442	57,585,271	749,046,229	—	—
ATM Large Cap Managed Volatility Portfolio	88,397,733	1,402,637,880	—	(87,488,771)	6,631,363	195,222,676	1,517,003,148	—	—
ATM Mid Cap Managed Volatility Portfolio	11,248,774	103,421,242	—	(13,353,985)	19,738	16,947,912	107,034,907	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	46,809,085	702,543,102	—	(91,910,634)	15,986,783	97,880,129	724,499,380	—	—
EQ/AB Small Cap Growth Portfolio	12,353,677	326,678,831	—	(60,731,400)	15,426,609	22,084,500	303,458,540	—	—
EQ/American Century Mid Cap Value Portfolio	1,004,229	33,130,372	—	(10,882,367)	2,295,041	2,324,412	26,867,458	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,607,566	108,608,599	—	(18,201,330)	2,432,051	16,856,233	109,695,553	—	—
EQ/Global Equity Managed Volatility Portfolio	13,180,114	273,788,439	—	(20,464,011)	3,212,342	26,302,603	282,839,373	—	—
EQ/International Core Managed Volatility Portfolio	14,205,844	178,935,876	—	(12,764,252)	4,207,305	11,257,928	181,636,857	—	—
EQ/International Equity Index Portfolio	685,063	7,584,200	—	(726,328)	385,501	268,439	7,511,812	—	—
EQ/International Value Managed Volatility Portfolio	13,758,419	199,039,168	—	(11,521,863)	(51,506)	20,945,498	208,411,297	—	—
EQ/Janus Enterprise Portfolio*	1,761,807	56,262,924	—	(15,264,735)	1,275,968	3,168,344	45,442,501	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,644,408	169,209,524	—	(40,555,556)	12,711,502	21,392,219	162,757,689	—	—
EQ/Large Cap Core Managed Volatility Portfolio	28,819,041	363,398,966	—	(30,409,299)	2,634,928	49,480,328	385,104,923	—	—
EQ/Large Cap Growth Index Portfolio	903,277	19,470,623	—	—	—	2,487,141	21,957,764	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	4,395,462	193,780,837	—	(12,662,439)	861,773	23,645,944	205,626,115	—	—
EQ/Large Cap Value Managed Volatility Portfolio	12,534,853	256,686,804	—	(35,200,847)	10,670,252	31,095,681	263,251,890	—	—
EQ/Loomis Sayles Growth Portfolio*	10,076,314	118,036,765	—	(6,227,656)	401,460	15,097,909	127,308,478	—	—
EQ/MFS International Growth Portfolio	34,325,439	323,128,329	—	(27,107,728)	2,981,818	20,915,706	319,918,125	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	10,648,735	215,925,221	—	(35,385,028)	8,378,073	48,587,920	237,506,186	—	—
EQ/T. Rowe Price Growth Stock Portfolio	851,912	67,230,823	—	(3,736,594)	1,426,588	5,535,810	70,456,627	—	—
EQ/Value Equity Portfolio (a)	6,425,701	153,099,847	—	(13,445,047)	2,448,653	23,213,144	165,316,597	—	—
Fixed Income
1290 Diversified Bond Fund	7,759,624	—	85,836,368	—	—	1,536,999	87,373,367	1,530,516	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,977,483	168,507,951	24,699,999	(7,785,269)	994	139,917	185,563,592	—	—
1290 VT High Yield Bond Portfolio	4,479,304	38,930,705	7,199,999	(2,491,063)	1,017	1,135,840	44,776,498	—	—
EQ/Core Bond Index Portfolio	64,144,361	687,209,224	70,900,001	(85,783,394)	(942,426)	(7,128,803)	664,254,602	—	—
EQ/Core Plus Bond Portfolio (aa)	24,159,779	—	87,950,000	—	—	2,013,008	102,901,881	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio (aa)	—	12,859,297	463,503	—	—	(383,927)	—	116,326	347,178
EQ/Intermediate Government Bond Portfolio	77,069,361	873,439,808	59,699,999	(110,296,060)	157,906	(9,980,724)	813,020,929	—	—
EQ/PIMCO Ultra Short Bond Portfolio	39,873,681	373,996,823	41,300,001	(21,304,485)	(594)	283,748	394,275,493	—	—
EQ/Quality Bond PLUS Portfolio	18,348,786	144,735,567	26,400,000	(8,718,719)	(17,503)	(1,852,901)	160,546,444	—	—
Multimanager Core Bond Portfolio	24,074,640	227,507,486	28,622,472	(10,639,496)	4,848	(3,728,995)	241,766,315	1,616,288	—

Total		9,057,543,006	433,072,342	(928,712,589)	127,899,544	772,541,747	9,462,344,050	3,263,130	347,178

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $12,648,865 (at a cost of $12,938,873), representing 1,363,954 shares of EQ/Global Bond PLUS Portfolio and 2,977,512 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,462,344,050	$—	$9,462,344,050

Total Assets	$—	$9,462,344,050	$—	$9,462,344,050

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,462,344,050	$—	$9,462,344,050

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$433,072,342
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$928,712,589

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,129,984,847
Aggregate gross unrealized depreciation	(16,954,993)

Net unrealized appreciation	$3,113,029,854

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,349,314,196

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,281,952,352)	$9,462,344,050
Cash	6,160,253
Receivable for securities sold	3,505,611
Dividends, interest and other receivables	1,037,965
Receivable for Portfolio shares sold	342,558
Other assets	90,067

Total assets	9,473,480,504

LIABILITIES
Payable for Portfolio shares redeemed	1,911,361
Distribution fees payable – Class B	1,884,506
Administrative fees payable	916,431
Investment management fees payable	713,393
Trustees’ fees payable	77,004
Distribution fees payable – Class A	48,749
Accrued expenses	603,701

Total liabilities	6,155,145

NET ASSETS	$9,467,325,359

Net assets were comprised of:
Paid in capital	$5,856,459,100
Total distributable earnings (loss)	3,610,866,259

Net assets	$9,467,325,359

Class A
Net asset value, offering and redemption price per share, $237,332,965 / 18,754,306 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.65

Class B
Net asset value, offering and redemption price per share, $9,162,395,536 / 723,710,280 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.66

Class K
Net asset value, offering and redemption price per share, $67,596,858 / 5,331,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,263,130
Interest	1,546

Total income	3,264,676

EXPENSES
Distribution fees – Class B	11,233,216
Administrative fees	5,529,437
Investment management fees	4,255,119
Printing and mailing expenses	530,350
Distribution fees – Class A	287,292
Professional fees	278,493
Trustees’ fees	140,187
Custodian fees	98,583
Miscellaneous	72,322

Total expenses	22,424,999

NET INVESTMENT INCOME (LOSS)	(19,160,323)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	127,899,544
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	347,178

Net realized gain (loss)	128,246,722

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	772,541,747

NET REALIZED AND UNREALIZED GAIN (LOSS)	900,788,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$881,628,146

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(19,160,323)	$65,132,686
Net realized gain (loss)	128,246,722	818,098,099
Net change in unrealized appreciation (depreciation)	772,541,747	222,798,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	881,628,146	1,106,029,620

Distributions to shareholders:
Class A	—	(19,547,680)
Class B	—	(776,468,243)
Class K	—	(6,043,467)

Total distributions to shareholders	—	(802,059,390)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 346,043 and 657,766 shares, respectively ]	4,222,902	7,142,255
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,743,298 shares, respectively ]	—	19,547,680
Capital shares repurchased [ (769,750) and (2,390,756) shares, respectively ]	(9,428,268)	(25,887,238)

Total Class A transactions	(5,205,366)	802,697

Class B
Capital shares sold [ 4,431,187 and 9,314,447 shares, respectively ]	54,266,607	101,339,523
Capital shares issued in reinvestment of dividends and distributions [ 0 and 69,218,010 shares, respectively ]	—	776,468,243
Capital shares repurchased [ (42,638,415) and (85,523,356) shares, respectively ]	(520,225,035)	(924,819,010)

Total Class B transactions	(465,958,428)	(47,011,244)

Class K
Capital shares sold [ 102,392 and 189,261 shares, respectively ]	1,257,040	2,072,060
Capital shares issued in reinvestment of dividends and distributions [ 0 and 538,269 shares, respectively ]	—	6,043,467
Capital shares repurchased [ (506,238) and (1,060,275) shares, respectively ]	(6,144,578)	(11,575,834)

Total Class K transactions	(4,887,538)	(3,460,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(476,051,332)	(49,668,854)

TOTAL INCREASE (DECREASE) IN NET ASSETS	405,576,814	254,301,376
NET ASSETS:
Beginning of period	9,061,748,545	8,807,447,169

End of period	$9,467,325,359	$9,061,748,545

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class A			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.51		$11.09		$9.99		$11.49		$10.58		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.09		0.14		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.17		1.41		1.83		(0.87)		1.47		0.68

Total from investment operations	1.14		1.50		1.97		(0.75)		1.57		0.76

Less distributions:
Dividends from net investment income	—		(0.27)		(0.17)		(0.18)		(0.16)		(0.10)
Distributions from net realized gains	—		(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	—		(1.08)		(0.87)		(0.75)		(0.66)		(0.56)

Net asset value, end of period	$12.65		$11.51		$11.09		$9.99		$11.49		$10.58

Total return (b)	9.90%		14.05%		20.01%		(6.84)%		14.94%		7.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,333		$220,775		$212,498		$189,592		$225,874		$218,035
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.49	%(m)	0.49	%(n)	0.50	%(o)	0.51	%(jj)	0.51	%(mm)
Before waivers (a)(f)	0.48%		0.49%		0.49%		0.50%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.79%		1.26%		1.01%		0.86%		0.74%
Before waivers (a)(f)(x)	(0.41)%		0.79%		1.26%		1.01%		0.86%		0.74%
Portfolio turnover rate^	5	%(z)	21%		12%		11%		8%		8%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class B			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.52		$11.09		$9.99		$11.49		$10.59		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.09		0.13		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.17		1.42		1.84		(0.87)		1.46		0.69

Total from investment operations	1.14		1.51		1.97		(0.75)		1.56		0.77

Less distributions:
Dividends from net investment income	—		(0.27)		(0.17)		(0.18)		(0.16)		(0.10)
Distributions from net realized gains	—		(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	—		(1.08)		(0.87)		(0.75)		(0.66)		(0.56)

Net asset value, end of period	$12.66		$11.52		$11.09		$9.99		$11.49		$10.59

Total return (b)	9.90%		14.13%		20.01%		(6.84)%		14.83%		7.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,162,396		$8,774,906		$8,527,658		$7,894,299		$9,410,038		$9,033,114
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.49	%(m)	0.49	%(n)	0.50	%(o)	0.51	%(jj)	0.51	%(mm)
Before waivers (a)(f)	0.48%		0.49%		0.49%		0.50%		0.51%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.41)%		0.79%		1.22%		1.01%		0.85%		0.74%
Before waivers (a)(f)(x)	(0.41)%		0.79%		1.22%		1.01%		0.85%		0.74%
Portfolio turnover rate^	5	%(z)	21%		12%		11%		8%		8%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$11.52		$11.09		$9.99		$11.49		$10.58		$10.38

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.16		0.14		0.13		0.11
Net realized and unrealized gain (loss)	1.17		1.43		1.84		(0.86)		1.47		0.67

Total from investment operations	1.16		1.54		2.00		(0.72)		1.60		0.78

Less distributions:
Dividends from net investment income	—		(0.30)		(0.20)		(0.21)		(0.19)		(0.12)
Distributions from net realized gains	—		(0.81)		(0.70)		(0.57)		(0.50)		(0.46)

Total dividends and distributions	—		(1.11)		(0.90)		(0.78)		(0.69)		(0.58)

Net asset value, end of period	$12.68		$11.52		$11.09		$9.99		$11.49		$10.58

Total return (b)	10.07%		14.38%		20.29%		(6.58)%		15.21%		7.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$67,597		$66,068		$67,291		$62,847		$79,342		$77,074
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.24	%(m)	0.24	%(n)	0.25	%(o)	0.26	%(jj)	0.26	%(mm)
Before waivers (a)(f)	0.23%		0.24%		0.24%		0.25%		0.26%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.17)%		0.99%		1.42%		1.24%		1.11%		1.02%
Before waivers (a)(f)(x)	(0.17)%		0.99%		1.42%		1.24%		1.11%		1.02%
Portfolio turnover rate^	5	%(z)	21%		12%		11%		8%		8%

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(mm)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	91.6%
Fixed Income	8.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
ATM Large Cap Managed Volatility Portfolio	21.3%
ATM International Managed Volatility Portfolio	10.0
ATM Small Cap Managed Volatility Portfolio	9.1
EQ/Large Cap Core Managed Volatility Portfolio	5.4
EQ/MFS International Growth Portfolio	4.5
EQ/Global Equity Managed Volatility Portfolio	4.1
EQ/Large Cap Value Managed Volatility Portfolio	4.0
EQ/Large Cap Growth Managed Volatility Portfolio	3.5
EQ/AB Small Cap Growth Portfolio	3.5
EQ/International Value Managed Volatility Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,128.50	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.48
Class B
Actual	1,000.00	1,128.50	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.34	2.48
Class K
Actual	1,000.00	1,130.10	1.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.58	1.23

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.6%)
1290 VT Equity Income Portfolio‡	17,690,331	$87,652,475
1290 VT GAMCO Small Company Value Portfolio‡	1,183,228	87,857,843
1290 VT Micro Cap Portfolio‡	2,909,286	48,505,703
1290 VT Small Cap Value Portfolio‡	2,981,135	42,374,455
ATM International Managed Volatility Portfolio‡	32,110,377	385,240,408
ATM Large Cap Managed Volatility Portfolio‡	47,897,600	821,975,938
ATM Mid Cap Managed Volatility Portfolio‡	6,182,255	58,825,710
ATM Small Cap Managed Volatility Portfolio‡	22,722,108	351,687,137
EQ/AB Small Cap Growth Portfolio‡	5,497,648	135,045,464
EQ/American Century Mid Cap Value Portfolio‡	424,521	11,357,767
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,807,168	54,913,992
EQ/Global Equity Managed Volatility Portfolio‡	7,360,460	157,952,195
EQ/International Core Managed Volatility Portfolio‡	6,786,468	86,772,228
EQ/International Equity Index Portfolio‡	677,155	7,425,098
EQ/International Value Managed Volatility Portfolio‡	7,354,721	111,408,646
EQ/Janus Enterprise Portfolio*‡	675,320	17,418,619
EQ/JPMorgan Value Opportunities Portfolio‡	3,069,687	75,193,322
EQ/Large Cap Core Managed Volatility Portfolio‡	15,593,159	208,369,265
EQ/Large Cap Growth Index Portfolio‡	379,033	9,213,906
EQ/Large Cap Growth Managed Volatility Portfolio‡	2,914,254	136,333,060

EQ/Large Cap Value Managed Volatility Portfolio‡	7,395,681	155,321,084
EQ/Loomis Sayles Growth Portfolio*‡	6,169,949	77,953,783
EQ/MFS International Growth Portfolio‡	18,671,339	174,019,616
EQ/Morgan Stanley Small Cap Growth Portfolio‡	4,977,580	111,018,451
EQ/T. Rowe Price Growth Stock Portfolio‡	295,039	24,400,939
EQ/Value Equity Portfolio‡	3,696,626	95,104,577

Total Equity		3,533,341,681

Fixed Income (8.4%)
1290 Diversified Bond Fund‡	1,020,066	11,485,938
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,246,390	23,187,240
1290 VT High Yield Bond Portfolio‡	555,513	5,553,075
EQ/Core Bond Index Portfolio‡	7,769,611	80,459,133
EQ/Core Plus Bond Portfolio‡	2,814,364	11,987,004
EQ/Intermediate Government Bond Portfolio‡	9,663,402	101,941,265
EQ/PIMCO Ultra Short Bond Portfolio‡	4,121,822	40,757,048
EQ/Quality Bond PLUS Portfolio‡	2,216,794	19,396,295
Multimanager Core Bond Portfolio‡	2,921,114	29,334,892

Total Fixed Income		324,101,890

Total Investments in Securities (100.0%) (Cost $2,317,489,571)		3,857,443,571
Other Assets Less Liabilities (0.0%)		1,552,213

Net Assets (100%)		$3,858,995,784

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	17,690,331	77,069,461	37,308	(3,936,270)	257,861	14,224,115	87,652,475	—	—
1290 VT GAMCO Small Company Value Portfolio	1,183,228	82,026,980	34,593	(7,521,253)	3,600,771	9,716,752	87,857,843	—	—
1290 VT Micro Cap Portfolio	2,909,286	42,251,345	23,718	(2,323,439)	445,756	8,108,323	48,505,703	—	—
1290 VT Small Cap Value Portfolio	2,981,135	32,495,873	21,001	(2,258,422)	237,579	11,878,424	42,374,455	—	—
ATM International Managed Volatility Portfolio	32,110,377	372,086,557	179,129	(19,035,761)	1,503,500	30,506,983	385,240,408	—	—
ATM Large Cap Managed Volatility Portfolio	47,897,600	751,897,131	345,672	(39,354,215)	3,163,054	105,924,296	821,975,938	—	—
ATM Mid Cap Managed Volatility Portfolio	6,182,255	54,525,462	25,698	(4,738,995)	91,324	8,922,221	58,825,710	—	—
ATM Small Cap Managed Volatility Portfolio	22,722,108	314,955,673	141,564	(16,341,172)	1,550,194	51,380,878	351,687,137	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	5,497,648	130,570,987	67,700	(11,155,839)	1,219,180	14,343,436	135,045,464	—	—
EQ/American Century Mid Cap Value Portfolio	424,521	10,082,477	3,705	(322,795)	19,230	1,575,150	11,357,767	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,807,168	51,878,417	24,213	(6,452,328)	903,818	8,559,872	54,913,992	—	—
EQ/Global Equity Managed Volatility Portfolio	7,360,460	148,122,287	59,795	(6,581,360)	527,458	15,824,015	157,952,195	—	—
EQ/International Core Managed Volatility Portfolio	6,786,468	83,708,276	38,794	(4,322,938)	882,942	6,465,154	86,772,228	—	—
EQ/International Equity Index Portfolio	677,155	7,423,418	2,476	(644,446)	319,009	324,641	7,425,098	—	—
EQ/International Value Managed Volatility Portfolio	7,354,721	105,411,687	54,349	(5,163,579)	(20,740)	11,126,929	111,408,646	—	—
EQ/Janus Enterprise Portfolio*	675,320	16,488,020	7,410	(645,590)	59,973	1,508,806	17,418,619	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,069,687	65,191,262	36,812	(3,807,381)	1,089,024	12,683,605	75,193,322	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,593,159	190,392,961	88,702	(9,964,261)	920,220	26,931,643	208,369,265	—	—
EQ/Large Cap Growth Index Portfolio	379,033	8,170,254	—	—	—	1,043,652	9,213,906	—	—
EQ/Large Cap Growth Managed Volatility Portfolio	2,914,254	128,457,039	63,500	(8,404,155)	538,384	15,678,292	136,333,060	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,395,681	146,072,115	67,206	(14,226,950)	1,779,731	21,628,982	155,321,084	—	—
EQ/Loomis Sayles Growth Portfolio*	6,169,949	73,379,978	30,392	(4,919,569)	240,457	9,222,525	77,953,783	—	—
EQ/MFS International Growth Portfolio	18,671,339	172,521,850	75,862	(11,538,637)	587,811	12,372,730	174,019,616	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	4,977,580	101,266,906	47,928	(16,875,767)	3,883,752	22,695,632	111,018,451	—	—
EQ/T. Rowe Price Growth Stock Portfolio	295,039	23,637,488	16,305	(1,677,848)	702,015	1,722,979	24,400,939	—	—
EQ/Value Equity Portfolio (a)	3,696,626	89,773,929	39,288	(9,701,827)	2,498,156	12,495,031	95,104,577	—	—
Fixed Income
1290 Diversified Bond Fund	1,020,066	—	11,297,964	—	—	187,974	11,485,938	195,788	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,246,390	23,058,359	1,211,612	(1,097,275)	772	13,772	23,187,240	—	—
1290 VT High Yield Bond Portfolio	555,513	4,713,925	700,000	—	—	139,150	5,553,075	—	—
EQ/Core Bond Index Portfolio	7,769,611	81,662,414	8,942,498	(9,192,921)	(90,011)	(862,847)	80,459,133	—	—
EQ/Core Plus Bond Portfolio	2,814,364	—	11,700,000	—	—	287,004	11,987,004	—	—
EQ/Intermediate Government Bond Portfolio	9,663,402	107,250,630	7,551,889	(11,659,692)	(9,846)	(1,191,716)	101,941,265	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	4,121,822	36,118,325	6,871,001	(2,258,422)	(23)	26,167	40,757,048	—	—
EQ/Quality Bond PLUS Portfolio	2,216,794	15,568,633	4,807,907	(774,480)	621	(206,386)	19,396,295	—	—
Multimanager Core Bond Portfolio	2,921,114	26,226,822	4,772,695	(1,226,164)	76	(438,537)	29,334,892	196,237	—

Total		3,574,456,941	59,388,686	(238,123,751)	26,902,048	434,819,647	3,857,443,571	392,025	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,857,443,571	$—	$3,857,443,571

Total Assets	$—	$3,857,443,571	$—	$3,857,443,571

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,857,443,571	$—	$3,857,443,571

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,388,686
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$238,123,751

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,511,354,507
Aggregate gross unrealized depreciation	(1,650,805)

Net unrealized appreciation	$1,509,703,702

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,347,739,869

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,317,489,571)	$3,857,443,571
Cash	2,430,302
Receivable for securities sold	993,133
Receivable for Portfolio shares sold	432,817
Dividends, interest and other receivables	133,471
Other assets	36,309

Total assets	3,861,469,603

LIABILITIES
Distribution fees payable – Class B	765,995
Payable for Portfolio shares redeemed	679,769
Administrative fees payable	373,359
Investment management fees payable	305,833
Trustees’ fees payable	28,146
Distribution fees payable – Class A	19,451
Accrued expenses	301,266

Total liabilities	2,473,819

NET ASSETS	$3,858,995,784

Net assets were comprised of:
Paid in capital	$2,143,224,792
Total distributable earnings (loss)	1,715,770,992

Net assets	$3,858,995,784

Class A
Net asset value, offering and redemption price per share, $94,987,635 / 6,978,123 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.61

Class B
Net asset value, offering and redemption price per share, $3,725,742,584 / 273,654,253 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.61

Class K
Net asset value, offering and redemption price per share, $38,265,565 / 2,805,529 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$392,025
Interest	547

Total income	392,572

EXPENSES
Distribution fees – Class B	4,511,201
Administrative fees	2,225,961
Investment management fees	1,802,851
Printing and mailing expenses	235,145
Professional fees	127,487
Distribution fees – Class A	113,584
Custodian fees	95,211
Trustees’ fees	55,816
Miscellaneous	27,635

Total expenses	9,194,891

NET INVESTMENT INCOME (LOSS)	(8,802,319)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	26,902,048
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	434,819,647

NET REALIZED AND UNREALIZED GAIN (LOSS)	461,721,695

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$452,919,376

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,802,319)	$22,647,987
Net realized gain (loss)	26,902,048	342,746,965
Net change in unrealized appreciation (depreciation)	434,819,647	103,528,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	452,919,376	468,923,342

Distributions to shareholders:
Class A	—	(7,620,328)
Class B	—	(305,521,696)
Class K	—	(3,264,679)

Total distributions to shareholders	—	(316,406,703)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 327,685 and 585,532 shares, respectively ]	4,304,485	6,435,309
Capital shares issued in reinvestment of dividends and distributions [ 0 and 660,392 shares, respectively ]	—	7,620,328
Capital shares repurchased [ (449,782) and (1,342,563) shares, respectively ]	(5,888,226)	(14,462,292)

Total Class A transactions	(1,583,741)	(406,655)

Class B
Capital shares sold [ 2,672,931 and 6,785,997 shares, respectively ]	34,786,216	73,506,851
Capital shares issued in reinvestment of dividends and distributions [ 0 and 26,466,294 shares, respectively ]	—	305,521,696
Capital shares repurchased [ (15,394,164) and (33,026,302) shares, respectively ]	(199,977,380)	(363,909,207)

Total Class B transactions	(165,191,164)	15,119,340

Class K
Capital shares sold [ 114,558 and 392,765 shares, respectively ]	1,498,746	3,997,118
Capital shares issued in reinvestment of dividends and distributions [ 0 and 282,292 shares, respectively ]	—	3,264,679
Capital shares repurchased [ (305,118) and (546,489) shares, respectively ]	(3,983,953)	(5,943,156)

Total Class K transactions	(2,485,207)	1,318,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(169,260,112)	16,031,326

TOTAL INCREASE (DECREASE) IN NET ASSETS	283,659,264	168,547,965
NET ASSETS:
Beginning of period	3,575,336,520	3,406,788,555

End of period	$3,858,995,784	$3,575,336,520

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class A			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.06		$11.50		$10.14		$11.99		$10.55		$10.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.13		0.12		0.10		0.08
Net realized and unrealized gain (loss)	1.58		1.61		2.31		(1.11)		1.90		0.82

Total from investment operations	1.55		1.69		2.44		(0.99)		2.00		0.90

Less distributions:
Dividends from net investment income	—		(0.31)		(0.18)		(0.19)		(0.17)		(0.10)
Distributions from net realized gains	—		(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	—		(1.13)		(1.08)		(0.86)		(0.56)		(0.59)

Net asset value, end of period	$13.61		$12.06		$11.50		$10.14		$11.99		$10.55

Total return (b)	12.85%		15.41%		24.46%		(8.72)%		19.17%		8.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$94,988		$85,610		$82,758		$73,762		$83,800		$76,625
Ratio of expenses to average net assets: (a)(f)	0.49	%(j)	0.50	%(m)	0.50	%(m)	0.51	%(n)	0.52	%(o)	0.52	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.47	)%(j)	0.70	%(m)	1.12	%(m)	0.98	%(n)	0.88	%(o)	0.75	%(jj)
Portfolio turnover rate^	2	%(z)	16%		11%		11%		8%		5%

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class B			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.06		$11.50		$10.14		$11.99		$10.55		$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.08		0.13		0.11		0.10		0.08
Net realized and unrealized gain (loss)	1.58		1.61		2.31		(1.10)		1.90		0.81

Total from investment operations	1.55		1.69		2.44		(0.99)		2.00		0.89

Less distributions:
Dividends from net investment income	—		(0.31)		(0.18)		(0.19)		(0.17)		(0.10)
Distributions from net realized gains	—		(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	—		(1.13)		(1.08)		(0.86)		(0.56)		(0.59)

Net asset value, end of period	$13.61		$12.06		$11.50		$10.14		$11.99		$10.55

Total return (b)	12.85%		15.41%		24.46%		(8.72)%		19.17%		8.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,725,743		$3,453,575		$3,291,046		$2,902,334		$3,459,262		$3,123,018
Ratio of expenses to average net assets: (a)(f)	0.49	%(j)	0.50	%(m)	0.50	%(m)	0.51	%(n)	0.52	%(o)	0.52	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.47	)%(j)	0.71	%(m)	1.14	%(m)	0.94	%(n)	0.86	%(o)	0.75	%(jj)
Portfolio turnover rate^	2	%(z)	16%		11%		11%		8%		5%

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
Class K			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.07		$11.50		$10.14		$11.99		$10.55		$10.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.16		0.14		0.13		0.10
Net realized and unrealized gain (loss)	1.58		1.62		2.30		(1.10)		1.90		0.82

Total from investment operations	1.57		1.73		2.46		(0.96)		2.03		0.92

Less distributions:
Dividends from net investment income	—		(0.34)		(0.20)		(0.22)		(0.20)		(0.13)
Distributions from net realized gains	—		(0.82)		(0.90)		(0.67)		(0.39)		(0.49)

Total dividends and distributions	—		(1.16)		(1.10)		(0.89)		(0.59)		(0.62)

Net asset value, end of period	$13.64		$12.07		$11.50		$10.14		$11.99		$10.55

Total return (b)	13.01%		15.75%		24.74%		(8.46)%		19.44%		8.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,266		$36,152		$32,984		$30,292		$36,843		$32,090
Ratio of expenses to average net assets: (a)(f)	0.24	%(j)	0.25	%(m)	0.25	%(m)	0.26	%(n)	0.27	%(o)	0.27	%(jj)
Ratio of net investment income (loss) to average net assets: (a)(f)(x)	(0.22	)%(j)	0.97	%(m)	1.38	%(m)	1.15	%(n)	1.13	%(o)	1.01	%(jj)
Portfolio turnover rate^	2	%(z)	16%		11%		11%		8%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2021	% of Net Assets
U.S. Treasury Obligations	43.6%
Foreign Government Securities	13.8
Financials	9.2
Energy	6.0
Mortgage-Backed Securities	5.6
Industrials	4.2
Information Technology	3.2
Consumer Discretionary	3.2
Commercial Mortgage-Backed Securities	2.1
Communication Services	2.0
Health Care	1.9
Asset-Backed Securities	1.6
Materials	1.4
Consumer Staples	1.2
Utilities	0.9
Real Estate	0.7
Cash and Other	(0.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class A
Actual	$1,000.00	$1,007.10	$5.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.44
Class B
Actual	1,000.00	1,007.20	5.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.43	5.42
Class K
Actual	1,000.00	1,009.50	4.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.04

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 1.09%, 1.08% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.6%)
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	$100,000	$101,292
Series 2020-4 C 1.310%, 12/14/26§	115,000	116,001
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	450,000	452,589
Series 2020-2 B 0.970%, 2/18/26	15,000	15,097
Series 2020-3 C 1.060%, 8/18/26	35,000	35,243
Series 2021-2 B 0.690%, 1/19/27	190,000	190,608
Carmax Auto Owner Trust,
Series 2020-1 A2 1.870%, 4/17/23	17,132	17,189
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	110,000	109,647
CNH Equipment Trust,
Series 2020-A A2 1.080%, 7/17/23	33,371	33,383
Series 2020-A A3 1.160%, 6/16/25	65,000	65,692
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	635,612
Series 2021-3A A 1.000%, 5/15/30§	250,000	250,444
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	380,000	380,576
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	195,000	195,378
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	16,687	16,738
Series 2020-2A C 3.280%, 3/16/26§	80,000	83,249
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,998
Series 2021-2A B 0.810%, 1/15/27§	145,000	145,406
Exeter Automobile Receivables Trust,
Series 2020-2A A 1.130%, 8/15/23§	7,460	7,466
Series 2020-2A C 3.280%, 5/15/25§	110,000	113,657
Series 2021-1A B 0.500%, 2/18/25	60,000	60,034
Series 2021-2A B 0.570%, 9/15/25	170,000	170,065
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	107,086	107,737
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	62,811
Series 2020-4 C 1.280%, 2/16/27§	65,000	65,322
Series 2021-1 B 0.680%, 2/16/27§	100,000	99,581
Series 2021-2 B 0.930%, 6/15/27§	145,000	144,775
Ford Credit Auto Owner Trust,
Series 2020-A A2 1.030%, 10/15/22	38,998	39,035
Series 2020-A A3 1.040%, 8/15/24	100,000	100,743
Series 2021-1 A 1.370%, 10/17/33§	275,000	276,804
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	55,000	55,324
Series 2021-1A B 0.820%, 4/15/25§	145,000	144,855
GLS Auto Receivables Trust,
Series 2021-2A B 0.770%, 9/15/25§	335,000	334,382
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	61,288	61,902
Series 2020-1 A3 1.840%, 9/16/24	85,000	85,986
Series 2021-2 A2 0.270%, 6/17/24	360,000	360,371
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	71,572
Series 2020-2 A2 0.740%, 11/15/22	48,233	48,299
Series 2020-2 A3 0.820%, 7/15/24	115,000	115,755
Jamestown CLO IX Ltd.,
Series 2016-9A DR 7.128%, 10/20/28(l)§	415,000	411,749
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	509,717
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	162,617	165,441
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	110,000	111,432
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	213,215	213,974
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	52,814
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	514,000	521,257
Series 2020-2 B 0.960%, 11/15/24	20,000	20,108
Series 2020-4 C 1.010%, 1/15/26	40,000	40,216

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2021-2 C 0.900%, 6/15/26	$235,000	$235,372
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	84,783	85,676
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	120,000	123,816
TICP CLO XI Ltd.,
Series 2018-11A E 6.188%, 10/20/31 (l)§	595,000	585,056
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	2,302,459
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	111,844
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	60,000	60,730
United Auto Credit Securitization Trust,
Series 2020-1 B 1.470%, 11/10/22§	165,000	165,309
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	112,243	112,541
Series 2020-2A C 2.010%, 7/15/25§	100,000	101,848
Series 2020-3A C 1.240%, 11/17/25§	35,000	35,314
Series 2021-1A B 0.640%, 3/16/26§	190,000	189,834
Series 2021-2A B 0.620%, 7/15/26§	240,000	239,550
World Financial Network Credit Card Master Trust,
Series 2018-B A 3.460%, 7/15/25	137,000	137,949
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	35,000	35,432

Total Asset-Backed Securities		11,980,056

Commercial Mortgage-Backed Securities (2.1%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	253,656
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	683,734
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.053%, 5/15/36 (l)§	2,500,000	2,503,122
DROP Mortgage Trust,
Series 2021-FILE A 1.220%, 4/15/26 (l)§	420,000	421,575
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	255,575
Series K-F107 AS 0.268%, 3/25/28 (l)	1,300,000	1,301,294
FREMF Mortgage Trust,
Series 2015-K48 B 3.765%, 8/25/48 (l)§	3,000,000	3,257,104
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	309,858
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.901%, 6/15/51 (l)	1,190,000	1,318,432
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.296%, 8/15/46 (l)	480,000	499,343
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	276,087
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	4,415,202
Series 2020-C57 A4 2.118%, 8/15/53	355,000	358,622
Series 2020-C58 A4 2.092%, 7/15/53	100,000	100,557

Total Commercial Mortgage-Backed Securities		15,954,161

Convertible Bonds (0.9%)
Communication Services (0.5%)
Media (0.5%)
DISH Network Corp. 3.375%, 8/15/26	3,745,000	3,821,772

Total Communication Services		3,821,772

Health Care (0.1%)
Health Care Equipment & Supplies (0.1%)
Haemonetics Corp.
(Zero Coupon), 3/1/26§	1,157,000	970,434

Total Health Care		970,434

Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp.
1.500%, 2/1/24(e)	2,380,000	2,542,138

Total Information Technology		2,542,138

Total Convertible Bonds		7,334,344

Corporate Bonds (33.0%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.650%, 6/1/51	1,135,000	1,188,992
Bell Canada (The)
Series US-4 3.650%, 3/17/51	130,000	140,630
CCO Holdings LLC
5.750%, 2/15/26§	50,000	51,490
5.500%, 5/1/26§	248,000	256,407
4.750%, 3/1/30§	112,000	118,054
4.500%, 5/1/32	283,000	293,259
4.500%, 6/1/33§	222,000	225,885

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cincinnati Bell, Inc.
7.000%, 7/15/24§	$464,000	$476,180
8.000%, 10/15/25§	80,000	83,800
Lumen Technologies, Inc.
5.125%, 12/15/26§	320,000	332,400
5.375%, 6/15/29§	344,000	349,624
Series G 6.875%, 1/15/28	266,000	297,423
Series W 6.750%, 12/1/23	126,000	139,731
NBN Co. Ltd.
2.625%, 5/5/31§	420,000	429,950
Sprint Capital Corp.
8.750%, 3/15/32	177,000	268,597
Verizon Communications, Inc.
2.100%, 3/22/28	95,000	97,020
Windstream Escrow LLC
7.750%, 8/15/28§	210,000	216,836
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	300,000	297,186
6.125%, 3/1/28§	264,000	269,610

		5,533,074

Entertainment (0.1%)
Activision Blizzard, Inc.
2.500%, 9/15/50	115,000	102,979
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	333,000	351,315
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	266,000	269,325
6.500%, 5/15/27§	200,000	221,960

		945,579

Interactive Media & Services (0.0%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	156,000	159,705

Media (0.6%)
Cox Communications, Inc.
2.600%, 6/15/31§	350,000	354,966
Diamond Sports Group LLC
6.625%, 8/15/27§	537,000	263,130
DISH DBS Corp.
5.875%, 7/15/22	231,000	240,979
Gray Television, Inc.
4.750%, 10/15/30§	246,000	244,155
McGraw Hill LLC
8.000%, 11/30/24§	278,000	283,560
Meredith Corp.
6.875%, 2/1/26	337,000	351,322
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	445,000	473,369
Outfront Media Capital LLC
5.000%, 8/15/27§	209,000	215,923
Sinclair Television Group, Inc.
5.500%, 3/1/30§	252,000	256,937
Sirius XM Radio, Inc.
4.625%, 7/15/24§	120,000	122,841
TEGNA, Inc.
5.500%, 9/15/24§	12,000	12,240
4.750%, 3/15/26§	354,000	377,010
5.000%, 9/15/29	152,000	159,065
Univision Communications, Inc.
4.500%, 5/1/29§	167,000	168,253
ViacomCBS, Inc.
6.875%, 4/30/36	170,000	242,941
Videotron Ltd.
3.625%, 6/15/29§	150,000	151,688
Ziggo Bond Co. BV
6.000%, 1/15/27§	170,000	177,437
Ziggo BV
5.500%, 1/15/27§	267,000	277,346

		4,373,162

Wireless Telecommunication Services (0.1%)
Sprint Corp.
7.875%, 9/15/23	184,000	208,578
7.625%, 3/1/26	140,000	171,500

		380,078

Total Communication Services		11,391,598

Consumer Discretionary (3.2%)
Auto Components (0.1%)
Icahn Enterprises LP
6.750%, 2/1/24	100,000	102,250
6.375%, 12/15/25	170,000	175,100
4.375%, 2/1/29§	50,000	49,768
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	67,000	69,680

		396,798

Automobiles (0.8%)
BMW US Capital LLC
3.400%, 8/13/21§	335,000	336,192
Daimler Finance North America LLC
3.350%, 2/22/23§	245,000	255,898
Ford Motor Co.
9.000%, 4/22/25	358,000	441,368
6.625%, 10/1/28	80,000	95,700
9.625%, 4/22/30	154,000	220,605
General Motors Co.
6.800%, 10/1/27	895,000	1,126,657
6.250%, 10/2/43	1,110,000	1,525,127
Hyundai Capital America 0.875%, 6/14/24§	270,000	268,804
3.500%, 11/2/26§	240,000	259,858
1.800%, 1/10/28§	95,000	93,903
Kia Corp. 1.000%, 4/16/24§	200,000	200,578
Nissan Motor Co. Ltd. 4.345%, 9/17/27§	730,000	802,518
Volkswagen Group of America Finance LLC 3.350%, 5/13/25§	315,000	339,440

		5,966,648

Distributors (0.1%)
Core & Main LP 6.125%, 8/15/25§	168,000	171,150
Performance Food Group, Inc. 5.500%, 6/1/24§	139,000	139,303
6.875%, 5/1/25§	201,000	214,819

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Univar Solutions USA, Inc. 5.125%, 12/1/27§	$181,000	$190,276

		715,548

Diversified Consumer Services (0.0%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	206,600

Hotels, Restaurants & Leisure (1.4%)
1011778 BC ULC 4.250%, 5/15/24§	60,000	60,690
5.750%, 4/15/25§	190,000	201,164
Boyd Gaming Corp. 4.750%, 6/15/31§	125,000	129,410
Caesars Entertainment, Inc. 6.250%, 7/1/25§	231,000	244,966
Churchill Downs, Inc. 5.500%, 4/1/27§	211,000	219,552
Dave & Buster’s, Inc. 7.625%, 11/1/25§	281,000	302,426
Everi Holdings, Inc. 5.000%, 7/15/29§	98,000	100,450
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	336,471
Golden Entertainment, Inc. 7.625%, 4/15/26§	230,000	243,800
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	333,000	360,329
IRB Holding Corp. 7.000%, 6/15/25§	130,000	140,357
6.750%, 2/15/26§	186,000	192,743
Life Time, Inc. 5.750%, 1/15/26§	256,000	264,717
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	163,000	162,185
Marriott International, Inc. Series GG 3.500%, 10/15/32	6,400,000	6,807,731
Powdr Corp. 6.000%, 8/1/25§	91,000	95,550
Raptor Acquisition Corp. 4.875%, 11/1/26§	37,000	37,425
Station Casinos LLC 4.500%, 2/15/28§	473,000	479,504
Vail Resorts, Inc. 6.250%, 5/15/25§	103,000	110,249
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	314,000	324,598

		10,814,317

Household Durables (0.0%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	229,000	245,461
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	16,000	16,900
Williams Scotsman International, Inc. 4.625%, 8/15/28§	102,000	105,335

		367,696

Internet & Direct Marketing Retail (0.3%)
Amazon.com, Inc. 3.100%, 5/12/51	445,000	467,292
eBay, Inc. 1.900%, 3/11/25	90,000	92,786
3.650%, 5/10/51	445,000	472,596
Getty Images, Inc. 9.750%, 3/1/27§	520,000	556,400
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	486,000	533,385

		2,122,459

Leisure Products (0.1%)
Hasbro, Inc. 3.550%, 11/19/26	170,000	186,118
Mattel, Inc. 3.750%, 4/1/29§	143,000	148,720
Vista Outdoor, Inc. 4.500%, 3/15/29§	287,000	292,023

		626,861

Multiline Retail (0.0%)
Dollar Tree, Inc. 3.700%, 5/15/23	320,000	338,023

Specialty Retail (0.3%)
Ambience Merger Sub, Inc. 7.125%, 7/15/29§	87,000	87,761
Asbury Automotive Group, Inc. 4.750%, 3/1/30	102,000	106,335
AutoNation, Inc. 3.500%, 11/15/24	170,000	182,214
eG Global Finance plc 8.500%, 10/30/25§	220,000	232,650
Ken Garff Automotive LLC 4.875%, 9/15/28§	151,000	154,020
LBM Acquisition LLC 6.250%, 1/15/29§	324,000	326,495
LCM Investments Holdings II LLC 4.875%, 5/1/29§	208,000	213,200
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	351,000	368,111
SRS Distribution, Inc. 4.625%, 7/1/28§	232,000	236,640
White Cap Buyer LLC 6.875%, 10/15/28§	242,000	257,428

		2,164,854

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	391,000	423,746
Levi Strauss & Co. 5.000%, 5/1/25	10,000	10,225
Wolverine World Wide, Inc. 6.375%, 5/15/25§	107,000	113,834

		547,805

Total Consumer Discretionary		24,267,609

Consumer Staples (1.2%)
Beverages (0.2%)
Coca-Cola Co. (The) 2.250%, 1/5/32	220,000	225,537
Coca-Cola Europacific Partners plc 0.800%, 5/3/24§	505,000	503,498

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	$203,000	$202,493
Triton Water Holdings, Inc.
6.250%, 4/1/29§	182,000	182,682

		1,114,210

Food & Staples Retailing (0.2%)
Alimentation Couche-Tard, Inc. 3.625%, 5/13/51§	220,000	229,706
CK Hutchison International 21 Ltd. 1.500%, 4/15/26§	265,000	266,503
United Natural Foods, Inc. 6.750%, 10/15/28§	132,000	141,570
US Foods, Inc. 6.250%, 4/15/25§	265,000	281,231
Walgreens Boots Alliance, Inc. 4.100%, 4/15/50	846,000	923,634

		1,842,644

Food Products (0.5%)
B&G Foods, Inc. 5.250%, 4/1/25	188,000	192,465
Bunge Ltd. Finance Corp. 3.000%, 9/25/22	170,000	174,622
2.750%, 5/14/31	455,000	460,232
Kraft Heinz Foods Co. 6.875%, 1/26/39	210,000	301,770
4.375%, 6/1/46	264,000	299,265
Lamb Weston Holdings, Inc. 4.625%, 11/1/24§	43,000	44,376
4.875%, 11/1/26§	224,000	231,560
Mondelez International Holdings Netherlands BV 2.250%, 9/19/24§	240,000	250,438
Pilgrim’s Pride Corp. 5.875%, 9/30/27§	142,000	150,875
Post Holdings, Inc. 5.750%, 3/1/27§	290,000	303,050
4.625%, 4/15/30§	117,000	118,755
4.500%, 9/15/31§	396,000	395,129
Sigma Holdco BV 7.875%, 5/15/26§	419,000	425,905
Simmons Foods, Inc. 4.625%, 3/1/29§	214,000	216,408
Viterra Finance BV 2.000%, 4/21/26§	450,000	450,704

		4,015,554

Household Products (0.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	76,000	77,473
Energizer Holdings, Inc. 4.750%, 6/15/28§	204,000	208,845
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	81,704
5.500%, 7/15/30§	50,000	53,937

		421,959

Personal Products (0.0%)
Prestige Brands, Inc. 3.750%, 4/1/31§	200,000	192,625

Tobacco (0.2%)
Altria Group, Inc. 3.700%, 2/4/51	475,000	451,464
BAT Capital Corp. 4.700%, 4/2/27	395,000	445,974
Reynolds American, Inc. 4.850%, 9/15/23	310,000	337,801

		1,235,239

Total Consumer Staples		8,822,231

Energy (6.0%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC 2.773%, 12/15/22	235,000	242,813
Precision Drilling Corp. 7.125%, 1/15/26§	170,000	174,250

		417,063

Oil, Gas & Consumable Fuels (5.9%)
Aethon United BR LP 8.250%, 2/15/26§	158,000	171,067
Antero Resources Corp. 7.625%, 2/1/29§	75,000	83,063
Apache Corp. 4.750%, 4/15/43	3,765,000	3,844,893
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	222,000	231,435
Blue Racer Midstream LLC 7.625%, 12/15/25§	94,000	101,755
6.625%, 7/15/26§	268,000	279,725
BP Capital Markets plc 3.814%, 2/10/24	350,000	378,603
Calumet Specialty Products Partners LP 11.000%, 4/15/25§	57,000	62,130
Chevron Corp. 1.141%, 5/11/23	325,000	329,711
Colgate Energy Partners III LLC 5.875%, 7/1/29§	98,000	100,940
Crestwood Midstream Partners LP 5.625%, 5/1/27§	120,000	123,450
6.000%, 2/1/29§	239,000	250,352
CrownRock LP 5.625%, 10/15/25§	465,000	481,275
Delek Logistics Partners LP 6.750%, 5/15/25	450,000	457,875
7.125%, 6/1/28§	200,000	211,016
Diamondback Energy, Inc.
0.900%, 3/24/23	40,000	40,008
4.750%, 5/31/25	315,000	354,532
Enbridge, Inc. 3.400%, 8/1/51	610,000	613,223
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	214,000	217,745
Endeavor Energy Resources LP 6.625%, 7/15/25§	46,000	49,220
Energy Transfer LP 3.600%, 2/1/23	245,000	254,037
7.500%, 7/1/38	170,000	239,346

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Genesis Energy LP 5.625%, 6/15/24	$90,000	$89,775
8.000%, 1/15/27	116,000	121,872
7.750%, 2/1/28	533,000	548,990
Gray Oak Pipeline LLC 2.000%, 9/15/23§	335,000	341,633
Hess Corp. 5.600%, 2/15/41	2,930,000	3,656,409
Hilcorp Energy I LP 6.250%, 11/1/28§	234,000	248,625
5.750%, 2/1/29§	100,000	104,000
Holly Energy Partners LP 5.000%, 2/1/28§	220,000	225,775
Independence Energy Finance LLC 7.250%, 5/1/26§	186,000	195,529
Kinder Morgan Energy Partners LP 4.150%, 2/1/24	225,000	242,438
Lundin Energy Finance BV 3.100%, 7/15/31§	200,000	202,163
Marathon Oil Corp. 6.600%, 10/1/37	6,130,000	8,160,095
NuStar Logistics LP 5.750%, 10/1/25	133,000	144,305
6.000%, 6/1/26	80,000	86,800
Occidental Petroleum Corp. 6.625%, 9/1/30	161,000	194,052
6.125%, 1/1/31	93,000	109,159
6.450%, 9/15/36	217,000	259,445
4.625%, 6/15/45	4,765,000	4,669,700
4.200%, 3/15/48	2,145,000	2,005,575
ONEOK Partners LP 3.375%, 10/1/22	245,000	251,731
ONEOK, Inc. 7.150%, 1/15/51	120,000	177,042
PBF Logistics LP 6.875%, 5/15/23	429,000	422,565
Petroleos Mexicanos 7.690%, 1/23/50	11,150,000	10,690,063
Pioneer Natural Resources Co. 0.550%, 5/15/23	265,000	265,012
Plains All American Pipeline LP 2.850%, 1/31/23	335,000	343,743
Qatar Petroleum 3.300%, 7/12/51§	480,000	480,000
Saudi Arabian Oil Co. 3.250%, 11/24/50§	375,000	362,812
Southwestern Energy Co. 7.750%, 10/1/27	174,000	188,355
Summit Midstream Holdings LLC 5.500%, 8/15/22	371,000	364,507
Targa Resources Partners LP 5.875%, 4/15/26	361,000	379,162
4.875%, 2/1/31§	171,000	185,107
Williams Cos., Inc. (The) 3.600%, 3/15/22	165,000	167,791
2.600%, 3/15/31	120,000	121,732

		44,881,363

Total Energy		45,298,426

Financials (9.2%)
Banks (3.8%)
ANZ New Zealand Int’l Ltd. 1.900%, 2/13/23§	350,000	358,538
1.250%, 6/22/26§	540,000	538,073
Bank of America Corp. (SOFR + 1.06%), 2.087%, 6/14/29 (k)	905,000	912,726
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40 (k)	170,000	199,107
Bank of New Zealand 2.000%, 2/21/25§	250,000	258,791
Bank of Nova Scotia (The) (SOFR + 0.55%), 0.587%, 9/15/23 (k)	6,235,000	6,277,059
1.350%, 6/24/26	760,000	760,336
2.150%, 8/1/31	1,270,000	1,265,782
Banque Federative du Credit Mutuel SA 2.375%, 11/21/24§	240,000	251,122
Barclays plc (ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	258,733
BNP Paribas SA (SOFR + 2.07%), 2.219%, 6/9/26 (k)§	535,000	551,876
(SOFR + 0.91%), 1.675%, 6/30/27 (k)§	430,000	429,862
(SOFR + 1.39%), 2.871%, 4/19/32 (k)§	340,000	349,158
Canadian Imperial Bank of Commerce 1.150%, 7/8/26§	1,585,000	1,583,700
Citigroup, Inc. (SOFR + 1.67%), 1.678%, 5/15/24 (k)	675,000	688,575
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	115,000	115,198
Comerica Bank 2.500%, 7/23/24	250,000	263,195
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	261,552
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.106%, 2/24/27 (k)§	250,000	246,538
Credit Agricole SA (SOFR + 1.68%), 1.907%, 6/16/26 (k)§	590,000	601,355
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	346,605
HSBC Bank Canada 0.950%, 5/14/23§	350,000	353,431
HSBC Holdings plc (SOFR + 1.19%), 2.804%, 5/24/32 (k)	465,000	478,417
ING Groep NV (SOFR + 1.32%), 2.727%, 4/1/32 (k)	330,000	339,215

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
JPMorgan Chase & Co. (SOFR + 1.46%), 1.514%, 6/1/24 (k)	$130,000	$132,422
(SOFR + 0.58%), 0.969%, 6/23/25 (k)	2,410,000	2,410,276
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	540,000	544,315
Lloyds Banking Group plc 4.050%, 8/16/23	350,000	375,085
NatWest Markets plc 2.375%, 5/21/23§	350,000	362,248
0.800%, 8/12/24§	320,000	318,518
Royal Bank of Canada 1.150%, 6/10/25	670,000	672,701
1.200%, 4/27/26	220,000	219,697
Santander Holdings USA, Inc. 3.450%, 6/2/25	495,000	531,363
Santander UK Group Holdings plc (SOFR + 1.48%), 2.896%, 3/15/32 (k)	245,000	252,581
Societe Generale SA 2.625%, 1/22/25§	240,000	250,374
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.792%, 6/9/27 (k)§	635,000	633,417
Standard Chartered plc 3.950%, 1/11/23§	325,000	338,741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32 (k)§	1,140,000	1,145,700
Sumitomo Mitsui Trust Bank Ltd. 0.850%, 3/25/24§	320,000	320,548
Toronto-Dominion Bank (The) 0.750%, 9/11/25	160,000	158,378
1.200%, 6/3/26	745,000	747,031
Truist Financial Corp. (SOFR + 0.61%), 1.267%, 3/2/27 (k)	145,000	144,754
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	260,000	261,409
UniCredit SpA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	354,255
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.982%, 6/3/27 (k)§	200,000	199,130
US Bancorp 1.450%, 5/12/25	410,000	418,561
Westpac Banking Corp. 2.000%, 1/13/23	350,000	358,904
2.150%, 6/3/31	345,000	349,214

		29,188,566

Capital Markets (2.3%)
Ares Capital Corp. 3.625%, 1/19/22	170,000	172,298
4.250%, 3/1/25	695,000	751,112
3.250%, 7/15/25	330,000	347,325
Bank of New York Mellon Corp. (The) 1.850%, 1/27/23	350,000	357,702
Blue Owl Finance LLC 3.125%, 6/10/31§	2,925,000	2,910,358
Charles Schwab Corp. (The) 2.000%, 3/20/28	200,000	204,893
Credit Suisse Group AG (SOFR + 2.04%), 2.193%, 6/5/26 (k)§	335,000	342,848
(SOFR + 1.73%), 3.091%, 5/14/32 (k)§	365,000	376,058
Deutsche Bank AG (SOFR + 1.13%), 1.447%, 4/1/25 (k)	300,000	301,538
(SOFR + 1.72%), 3.035%, 5/28/32 (k)	150,000	152,703
FS KKR Capital Corp. 4.625%, 7/15/24	1,220,000	1,317,355
3.400%, 1/15/26	325,000	335,078
Goldman Sachs Group, Inc. (The) 3.500%, 4/1/25	225,000	244,288
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	190,000	189,310
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	985,000	1,006,239
Series VAR (SOFR + 0.79%), 1.093%, 12/9/26 (k)	105,000	103,294
Golub Capital BDC, Inc. 2.500%, 8/24/26	2,560,000	2,578,816
Intercontinental Exchange, Inc. 2.100%, 6/15/30	265,000	262,984
Macquarie Group Ltd. (SOFR + 1.07%), 1.340%, 1/12/27 (k)§	75,000	74,233
(SOFR + 1.44%), 2.691%, 6/23/32 (k)§	450,000	451,741
Morgan Stanley (SOFR + 0.53%), 0.790%, 5/30/25 (k)	900,000	896,391
(SOFR + 1.49%), 3.217%, 4/22/42 (k)	265,000	280,427
Oaktree Specialty Lending Corp. 3.500%, 2/25/25	185,000	194,140
Owl Rock Capital Corp. 4.250%, 1/15/26	1,030,000	1,111,608
3.400%, 7/15/26	435,000	453,178
2.625%, 1/15/27	1,710,000	1,713,477
Owl Rock Technology Finance Corp. 3.750%, 6/17/26§	85,000	89,389
State Street Corp. 2.200%, 3/3/31	190,000	191,210

		17,409,993

Consumer Finance (1.2%)
AerCap Ireland Capital DAC 3.150%, 2/15/24	155,000	162,422
Ally Financial, Inc. 1.450%, 10/2/23	245,000	248,588
American Honda Finance Corp. 3.625%, 10/10/23	325,000	347,860
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	441,742

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 4/15/26§	$120,000	$130,050
2.750%, 2/21/28§	50,000	49,483
Capital One Financial Corp. 3.650%, 5/11/27	350,000	389,113
Caterpillar Financial Services Corp. 0.950%, 5/13/22	340,000	342,320
Curo Group Holdings Corp. 8.250%, 9/1/25§	357,000	370,834
Enova International, Inc. 8.500%, 9/1/24§	366,000	376,980
8.500%, 9/15/25§	60,000	61,575
Ford Motor Credit Co. LLC 4.000%, 11/13/30	210,000	219,975
General Motors Financial Co., Inc. 3.700%, 5/9/23	240,000	251,933
(SOFR + 1.20%), 1.220%, 11/17/23 (k)	3,230,000	3,284,878
5.250%, 3/1/26	170,000	195,885
Harley-Davidson Financial Services, Inc. 4.050%, 2/4/22§	170,000	173,648
Hyundai Capital Services, Inc. 3.750%, 3/5/23§	325,000	341,108
John Deere Capital Corp. 1.500%, 3/6/28	250,000	248,657
2.000%, 6/17/31	375,000	378,579
OneMain Finance Corp. 8.875%, 6/1/25	127,000	140,207
Toyota Motor Credit Corp. 1.900%, 4/6/28	590,000	601,382

		8,757,219

Diversified Financial Services (0.4%)
AIG Global Funding 2.300%, 7/1/22§	350,000	356,726
0.650%, 6/17/24§	460,000	458,119
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	118,585
GE Capital Funding LLC 4.050%, 5/15/27	210,000	237,822
LSEGA Financing plc 0.650%, 4/6/24§	865,000	860,607
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	105,000	100,127
ORIX Corp. 3.250%, 12/4/24	230,000	247,710
Shift4 Payments LLC 4.625%, 11/1/26§	213,000	221,786
Verscend Escrow Corp. 9.750%, 8/15/26§	501,000	527,929

		3,129,411

Insurance (1.4%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	369,000	386,897
Assurant, Inc. 4.200%, 9/27/23	170,000	183,099
Assured Guaranty US Holdings, Inc. 3.150%, 6/15/31	190,000	196,703
AssuredPartners, Inc. 5.625%, 1/15/29§	66,000	66,000
Athene Global Funding 1.200%, 10/13/23§	140,000	141,450
1.608%, 6/29/26§	945,000	946,411
2.500%, 3/24/28§	230,000	235,086
Athene Holding Ltd. 3.950%, 5/25/51	165,000	176,164
Brighthouse Financial Global Funding 0.600%, 6/28/23§	1,050,000	1,049,108
1.000%, 4/12/24§	135,000	135,124
Brighthouse Financial, Inc. 4.700%, 6/22/47	72,000	79,351
F&G Global Funding 1.750%, 6/30/26§	845,000	845,407
GA Global Funding Trust 1.000%, 4/8/24§	430,000	430,861
Global Atlantic Fin Co. 4.400%, 10/15/29§	100,000	110,351
Great-West Lifeco US Finance 2020 LP 0.904%, 8/12/25§	160,000	158,354
HUB International Ltd. 7.000%, 5/1/26§	570,000	591,141
Markel Corp. 3.450%, 5/7/52	445,000	456,449
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	303,635
Met Tower Global Funding 0.700%, 4/5/24§	860,000	860,239
NFP Corp. 6.875%, 8/15/28§	214,000	225,503
Old Republic International Corp. 3.850%, 6/11/51	225,000	239,163
Principal Life Global Funding II 0.750%, 4/12/24§	550,000	550,111
Protective Life Global Funding 0.502%, 4/12/23§	860,000	860,782
0.781%, 7/5/24§	630,000	629,875
Reliance Standard Life Global Funding II 3.850%, 9/19/23§	330,000	352,013
Unum Group 4.500%, 12/15/49	105,000	112,456
4.125%, 6/15/51	455,000	459,460

		10,781,193

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	290,000	301,600
7.625%, 5/1/26§	113,000	117,633
6.625%, 1/15/27§	188,000	189,175
PHH Mortgage Corp. 7.875%, 3/15/26§	160,000	164,800

		773,208

Total Financials		70,039,590

Health Care (1.8%)
Health Care Equipment & Supplies (0.1%)
DH Europe Finance II SARL 2.200%, 11/15/24	240,000	250,411
Varex Imaging Corp. 7.875%, 10/15/27§	256,000	286,080

		536,491

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Providers & Services (0.9%)
AdaptHealth LLC 6.125%, 8/1/28§	$199,000	$211,438
4.625%, 8/1/29§	139,000	140,390
Aetna, Inc. 2.800%, 6/15/23	325,000	337,817
AmerisourceBergen Corp. 0.737%, 3/15/23	435,000	435,840
2.700%, 3/15/31	605,000	625,297
Anthem, Inc. 3.600%, 3/15/51	420,000	462,164
Centene Corp. 5.375%, 6/1/26§	460,000	480,134
5.375%, 8/15/26§	310,000	324,337
3.000%, 10/15/30	70,000	71,735
2.500%, 3/1/31	190,000	186,913
CVS Health Corp. 4.300%, 3/25/28	96,000	110,386
Fresenius Medical Care US Finance III, Inc. 3.000%, 12/1/31§	625,000	636,931
HCA, Inc. 7.690%, 6/15/25	180,000	218,700
3.500%, 7/15/51	1,355,000	1,354,187
Laboratory Corp. of America Holdings 2.700%, 6/1/31	360,000	366,101
Tenet Healthcare Corp. 4.875%, 1/1/26§	235,000	242,637
UnitedHealth Group, Inc. 3.250%, 5/15/51	225,000	240,075
US Acute Care Solutions LLC 6.375%, 3/1/26§	118,000	121,929
Vizient, Inc. 6.250%, 5/15/27§	132,000	139,590

		6,706,601

Health Care Technology (0.0%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	206,500

Pharmaceuticals (0.8%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	327,000	355,678
Bausch Health Cos., Inc. 5.500%, 11/1/25§	428,000	439,128
5.000%, 1/30/28§	1,990,000	1,885,525
4.875%, 6/1/28§	188,000	191,525
6.250%, 2/15/29§	186,000	183,498
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	181,281
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	239,000	249,456
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	205,000
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	334,000	362,390
Johnson & Johnson 3.400%, 1/15/38	405,000	459,217
Organon & Co. 5.125%, 4/30/31§	200,000	206,040
P&L Development LLC 7.750%, 11/15/25§	237,000	250,557
Royalty Pharma plc 3.550%, 9/2/50§	810,000	808,725
Viatris, Inc. 1.125%, 6/22/22§	340,000	342,407

		6,120,427

Total Health Care		13,570,019

Industrials (4.2%)
Aerospace & Defense (2.0%)
Boeing Co. (The) 2.196%, 2/4/26	245,000	247,377
3.750%, 2/1/50	7,520,000	7,749,120
5.805%, 5/1/50	1,405,000	1,891,169
3.950%, 8/1/59	885,000	916,206
Embraer Netherlands Finance BV 6.950%, 1/17/28§	3,240,000	3,697,650
Howmet Aerospace, Inc. 6.875%, 5/1/25	191,000	221,856
Raytheon Technologies Corp. 4.500%, 6/1/42	130,000	161,204
Rolls-Royce plc 5.750%, 10/15/27§	200,000	219,556
Spirit AeroSystems, Inc. 7.500%, 4/15/25§	222,000	237,262

		15,341,400

Air Freight & Logistics (0.0%)
XPO Logistics, Inc. 6.250%, 5/1/25§	254,000	269,558

Airlines (0.3%)
Delta Air Lines, Inc. 4.750%, 10/20/28§	2,130,000	2,370,956

Building Products (0.1%)
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	256,000	264,320
Forterra Finance LLC 6.500%, 7/15/25§	98,000	105,595
JELD-WEN, Inc. 6.250%, 5/15/25§	177,000	188,726
Masco Corp. 1.500%, 2/15/28	65,000	63,489
Standard Industries, Inc. 4.375%, 7/15/30§	109,000	112,406
Summit Materials LLC 5.250%, 1/15/29§	271,000	286,583
Victors Merger Corp. 6.375%, 5/15/29§	150,000	151,125

		1,172,244

Commercial Services & Supplies (0.6%)
ACCO Brands Corp. 4.250%, 3/15/29§	90,000	88,650
ADT Security Corp. (The) 4.125%, 6/15/23	116,000	121,510
4.875%, 7/15/32§	220,000	231,825
Allied Universal Holdco LLC 6.625%, 7/15/26§	377,000	399,707
9.750%, 7/15/27§	329,000	362,311
6.000%, 6/1/29§	48,000	48,545
Aramark Services, Inc. 5.000%, 4/1/25§	152,000	155,420
6.375%, 5/1/25§	200,000	212,500

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Cimpress plc 7.000%, 6/15/26§	$150,000	$158,063
Covanta Holding Corp. 5.000%, 9/1/30	89,000	93,561
Garda World Security Corp. 9.500%, 11/1/27§	400,000	443,000
6.000%, 6/1/29§	220,000	217,525
GFL Environmental, Inc. 5.125%, 12/15/26§	190,000	201,005
4.750%, 6/15/29§	206,000	212,606
KAR Auction Services, Inc. 5.125%, 6/1/25§	544,000	558,253
Madison IAQ LLC 5.875%, 6/30/29§	125,000	127,188
Matthews International Corp. 5.250%, 12/1/25§	487,000	503,436
Nielsen Finance LLC 5.875%, 10/1/30§	256,000	278,329
4.750%, 7/15/31§	264,000	264,000
Waste Management, Inc. 1.500%, 3/15/31	85,000	80,604

		4,758,038

Construction & Engineering (0.2%)
Dycom Industries, Inc. 4.500%, 4/15/29§	220,000	221,375
MasTec, Inc. 4.500%, 8/15/28§	135,000	141,788
New Enterprise Stone & Lime Co., Inc. 6.250%, 3/15/26§	371,000	381,203
Pike Corp. 5.500%, 9/1/28§	104,000	108,030
PowerTeam Services LLC 9.033%, 12/4/25§	433,333	476,666
Weekley Homes LLC 4.875%, 9/15/28§	171,000	176,130

		1,505,192

Machinery (0.2%)
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28§	248,000	253,890
Clark Equipment Co. 5.875%, 6/1/25§	199,000	210,069
Hillenbrand, Inc. 5.750%, 6/15/25	119,000	127,033
5.000%, 9/15/26 (e)	156,000	172,770
Welbilt, Inc. 9.500%, 2/15/24	488,000	510,570

		1,274,332

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	184,000	195,500
10.250%, 2/15/27§	483,000	533,343
Science Applications International Corp. 4.875%, 4/1/28§	170,000	178,500

		907,343

Road & Rail (0.4%)
DAE Funding LLC 5.250%, 11/15/21§	162,000	163,974
5.000%, 8/1/24§	122,000	125,073
Kenan Advantage Group, Inc. (The) 7.875%, 7/31/23§	665,000	663,337
NESCO Holdings II, Inc. 5.500%, 4/15/29§	172,000	179,095
Norfolk Southern Corp. 4.100%, 5/15/21	225,000	247,455
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	230,000	239,965
Ryder System, Inc. 3.350%, 9/1/25	160,000	172,889
Union Pacific Corp. 3.200%, 5/20/41	225,000	238,039
Watco Cos. LLC 6.500%, 6/15/27§	621,000	666,023

		2,695,850

Trading Companies & Distributors (0.3%)
Air Lease Corp. 1.875%, 8/15/26	450,000	450,056
Aircastle Ltd. 2.850%, 1/26/28§	565,000	560,808
Aviation Capital Group LLC 3.875%, 5/1/23§	325,000	340,288
Brightstar Escrow Corp. 9.750%, 10/15/25§	334,000	359,467
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	64,842
7.250%, 6/15/28§	215,000	239,478

		2,014,939

Total Industrials		32,309,852

Information Technology (2.9%)
Communications Equipment (0.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	198,000	202,208
CommScope, Inc. 5.500%, 3/1/24§	436,000	447,445
6.000%, 3/1/26§	286,000	301,930
8.250%, 3/1/27§	247,000	263,376
Juniper Networks, Inc. 1.200%, 12/10/25	50,000	49,914

		1,264,873

Electronic Equipment, Instruments & Components (0.0%)
Avnet, Inc. 3.000%, 5/15/31	210,000	209,239
CDW LLC 4.125%, 5/1/25	30,000	31,350
Flex Ltd. 4.875%, 6/15/29	95,000	109,624

		350,213

IT Services (0.4%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	160,000	166,000
Alliance Data Systems Corp. 4.750%, 12/15/24§	410,000	420,250
7.000%, 1/15/26§	254,000	271,780

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Automatic Data Processing, Inc. 1.700%, 5/15/28	$265,000	$266,933
Black Knight InfoServ LLC 3.625%, 9/1/28§	147,000	145,898
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	220,000	223,835
Fidelity National Information Services, Inc. 1.150%, 3/1/26	140,000	138,513
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	207,496
Northwest Fiber LLC 6.000%, 2/15/28§	121,000	120,696
PayPal Holdings, Inc. 1.350%, 6/1/23	240,000	244,264
Presidio Holdings, Inc. 8.250%, 2/1/28§	65,000	70,687
Unisys Corp. 6.875%, 11/1/27§	199,000	217,666
Western Union Co. (The) 1.350%, 3/15/26	175,000	174,014

		2,668,032

Semiconductors & Semiconductor Equipment (0.5%)
Broadcom, Inc. 4.110%, 9/15/28	610,000	685,822
Marvell Technology, Inc. 4.200%, 6/22/23§	165,000	175,193
Microchip Technology, Inc. 2.670%, 9/1/23	115,000	119,760
Micron Technology, Inc. 2.497%, 4/24/23	330,000	340,909
NVIDIA Corp. 2.000%, 6/15/31	635,000	636,021
NXP BV 3.875%, 9/1/22§	200,000	207,037
3.400%, 5/1/30§	1,220,000	1,331,081
QUALCOMM, Inc. 3.250%, 5/20/50	150,000	160,830

		3,656,653

Software (0.8%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	323,000	338,746
Ascend Learning LLC 6.875%, 8/1/25§	577,000	586,459
Boxer Parent Co., Inc. 7.125%, 10/2/25§	210,000	224,973
BY Crown Parent LLC 4.250%, 1/31/26§	83,000	87,461
Camelot Finance SA 4.500%, 11/1/26§	781,000	817,121
Change Healthcare Holdings LLC 5.750%, 3/1/25§	751,000	763,204
Clarivate Science Holdings Corp. 4.875%, 6/30/29§	285,000	292,481
Granite Merger Sub 2, Inc. 11.000%, 7/15/27§	526,000	599,640
Helios Software Holdings, Inc. 4.625%, 5/1/28§	334,000	326,902
Infor, Inc. 1.450%, 7/15/23§	80,000	80,912
LogMeIn, Inc. 5.500%, 9/1/27§	156,000	161,312
NortonLifeLock, Inc. 5.000%, 4/15/25§	52,000	52,715
Oracle Corp. 3.850%, 7/15/36	170,000	187,048
Rocket Software, Inc. 6.500%, 2/15/29§	293,000	290,006
salesforce.com, Inc. 2.900%, 7/15/51	895,000	902,309
SS&C Technologies, Inc. 5.500%, 9/30/27§	475,000	503,357
ZoomInfo Technologies LLC 3.875%, 2/1/29§	42,000	41,632

		6,256,278

Technology Hardware, Storage & Peripherals (1.0%)
Dell International LLC 7.125%, 6/15/24§	327,000	335,404
6.020%, 6/15/26§	1,640,000	1,945,478
6.020%, 6/15/26	3,160,000	3,792,947
Everi Payments, Inc. 7.500%, 12/15/25§	122,000	126,343
Hewlett Packard Enterprise Co. 4.650%, 10/1/24	130,000	144,368
HP, Inc. 1.450%, 6/17/26§	450,000	446,922
NCR Corp. 8.125%, 4/15/25§	140,000	152,600
5.000%, 10/1/28§	297,000	307,119
5.125%, 4/15/29§	431,000	443,391

		7,694,572

Total Information Technology		21,890,621

Materials (1.4%)
Chemicals (0.3%)
Avient Corp. 5.750%, 5/15/25§	130,000	137,231
Huntsman International LLC 2.950%, 6/15/31	70,000	70,953
Illuminate Buyer LLC 9.000%, 7/1/28§	383,000	426,088
INEOS Group Holdings SA 5.625%, 8/1/24§	250,000	249,825
Minerals Technologies, Inc. 5.000%, 7/1/28§	137,000	142,439
Nouryon Holding BV 8.000%, 10/1/26§	300,000	316,875
NOVA Chemicals Corp. 4.875%, 6/1/24§	198,000	208,148
Nufarm Australia Ltd. 5.750%, 4/30/26§	322,000	330,597
Olin Corp. 9.500%, 6/1/25§	191,000	237,318
PQ Corp. 5.750%, 12/15/25§	358,000	366,950

		2,486,424

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.2%)
Eagle Materials, Inc. 2.500%, 7/1/31	$450,000	$446,073
Martin Marietta Materials, Inc. 3.200%, 7/15/51	1,365,000	1,353,241

		1,799,314

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc. 2.690%, 5/25/31	290,000	295,598
ARD Finance SA 6.500%, 6/30/27§	200,000	209,750
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	210,000	208,362
Ardagh Packaging Finance plc 6.000%, 2/15/25§	200,000	206,000
4.125%, 8/15/26§	200,000	206,250
Berry Global, Inc. 5.125%, 7/15/23	34,000	34,031
1.570%, 1/15/26§	115,000	114,753
4.500%, 2/15/26§	36,000	36,724
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	531,000	552,904
Graham Packaging Co., Inc. 7.125%, 8/15/28§	227,000	244,592
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	321,000	333,439
LABL Escrow Issuer LLC 6.750%, 7/15/26§	245,000	261,231
10.500%, 7/15/27§	361,000	397,551
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	464,000	467,480
7.250%, 4/15/25§	812,000	795,760
OI European Group BV 4.000%, 3/15/23§	89,000	91,670
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	236,000	256,355
Sealed Air Corp. 4.875%, 12/1/22§	115,000	119,600
Trivium Packaging Finance BV 5.500%, 8/15/26(e)§	200,000	210,140

		5,042,190

Metals & Mining (0.2%)
Glencore Finance Canada Ltd. 4.950%, 11/15/21§	235,000	238,818
Hudbay Minerals, Inc. 4.500%, 4/1/26§	181,000	181,226
Kaiser Aluminum Corp. 4.500%, 6/1/31§	268,000	274,780
Novelis Corp. 4.750%, 1/30/30§	344,000	359,910

		1,054,734

Total Materials		10,382,662

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
American Homes 4 Rent LP (REIT) 3.375%, 7/15/51	90,000	88,910
ESH Hospitality, Inc. (REIT) 5.250%, 5/1/25§	110,000	112,046
Global Net Lease, Inc. (REIT) 3.750%, 12/15/27§	162,000	159,570
Healthpeak Properties, Inc. (REIT) 3.000%, 1/15/30	240,000	253,762
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	304,000	315,400
MGM Growth Properties Operating Partnership LP (REIT) 4.625%, 6/15/25§	248,000	265,050
Office Properties Income Trust (REIT) 4.500%, 2/1/25	130,000	141,233
Park Intermediate Holdings LLC (REIT) 7.500%, 6/1/25§	147,000	159,319
5.875%, 10/1/28§	217,000	231,079
4.875%, 5/15/29§	169,000	174,399
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30	65,000	65,840
Public Storage (REIT) 2.300%, 5/1/31	365,000	371,495
SBA Communications Corp. (REIT) 4.875%, 9/1/24	145,000	147,175
Service Properties Trust (REIT) 7.500%, 9/15/25	227,000	256,510
5.500%, 12/15/27	162,000	172,426
Simon Property Group LP (REIT) 2.625%, 6/15/22	345,000	350,737
1.750%, 2/1/28	95,000	94,501
XHR LP (REIT) 6.375%, 8/15/25§	251,000	266,688
4.875%, 6/1/29§	111,000	114,607

		3,740,747

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	153,000	165,049
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	476,000	489,328
Howard Hughes Corp. (The) 5.375%, 8/1/28§	118,000	125,272
4.375%, 2/1/31§	181,000	180,345
Realogy Group LLC 7.625%, 6/15/25§	255,000	276,598
9.375%, 4/1/27§	203,000	225,838

		1,462,430

Total Real Estate		5,203,177

Utilities (0.9%)
Electric Utilities (0.6%)
AEP Texas, Inc. 3.450%, 5/15/51	320,000	331,078
Alabama Power Co. 3.125%, 7/15/51	455,000	466,518
Baltimore Gas and Electric Co. 2.250%, 6/15/31	95,000	96,210
Duke Energy Corp. 3.150%, 8/15/27	170,000	183,369
Edison International 4.950%, 4/15/25	155,000	171,795
Entergy Corp. 0.900%, 9/15/25	145,000	143,369
2.400%, 6/15/31	100,000	100,014
Indiana Michigan Power Co. 3.250%, 5/1/51	180,000	187,877

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount		Value (Note 1)
Mississippi Power Co.
Series B 3.100%, 7/30/51		$585,000	$584,076
New England Power Co. 2.807%, 10/6/50§		130,000	120,766
NextEra Energy Capital Holdings, Inc. 0.650%, 3/1/23		280,000	280,791
Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.531%, 11/15/21 (k)		250,000	250,364
3.000%, 6/15/28		260,000	261,373
Public Service Electric & Gas Co. 2.700%, 5/1/50		40,000	39,399
Southern California Edison Co. 1.100%, 4/1/24		655,000	659,779
Series G 2.500%, 6/1/31		290,000	290,637
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)		185,000	186,274
Southwestern Electric Power Co. Series N 1.650%, 3/15/26		150,000	151,670
Southwestern Public Service Co. Series 8 3.150%, 5/1/50		75,000	77,403
Vistra Operations Co. LLC 3.550%, 7/15/24§		170,000	178,884

			4,761,646

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The) 3.300%, 7/15/25§		110,000	116,600
1.375%, 1/15/26§		475,000	468,250

			584,850

Multi-Utilities (0.2%)
Ameren Corp. 1.750%, 3/15/28		90,000	88,913
Ameren Illinois Co. 2.900%, 6/15/51		470,000	470,377
Consolidated Edison Co. of New York, Inc. 3.600%, 6/15/61		455,000	473,851
DTE Energy Co. Series C 2.529%, 10/1/24(e)		170,000	178,638
Puget Energy, Inc. 6.000%, 9/1/21		170,000	171,514
Sempra Energy 2.875%, 10/1/22		330,000	337,628

			1,720,921

Water Utilities (0.0%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		113,000	119,498

Total Utilities			7,186,915

Total Corporate Bonds			250,362,700

Foreign Government Securities (13.8%)
Mex Bonos Desarr Fix Rt 8.000%, 11/7/47	MXN	478,500,000	$25,219,427
Notas do Tesouro Nacional 10.000%, 1/1/31	BRL	159,030,000	33,702,111
Republic of South Africa 8.750%, 2/28/48	ZAR	295,300,000	17,481,388
Republic of Turkey 11.700%, 11/13/30	TRY	129,250,000	11,376,316
Titulos de Tesoreria 7.000%, 6/30/32	COP	33,200,000,000	8,583,699
Series B 7.250%, 10/26/50		33,900,000,000	8,256,655

Total Foreign Government Securities			104,619,596

Mortgage-Backed Securities (5.6%)
FHLMC UMBS 4.000%, 6/1/38		$14,387	15,464
4.000%, 8/1/48		227,528	242,311
4.000%, 11/1/48		11,894	12,656
4.000%, 12/1/48		7,752	8,262
4.000%, 2/1/49		101,602	108,069
4.000%, 7/1/49		495,442	527,052
4.000%, 12/1/49		13,024	13,851
2.500%, 5/1/50		496,142	513,453
2.500%, 6/1/50		517,729	536,035
2.000%, 11/1/50		335,215	339,199
FNMA UMBS 4.000%, 10/1/48		477,503	508,230
3.500%, 8/1/49		4,303,778	4,525,149
3.000%, 7/1/50		2,639,659	2,751,919
3.000%, 8/1/50		1,421,351	1,481,799
2.500%, 9/1/50		292,141	302,471
3.500%, 1/1/51		5,635,901	5,925,792
FNMA/FHLMC UMBS, 30 Year, Single Family 2.000%, 7/25/51 TBA		18,645,000	18,848,930
2.500%, 7/25/51 TBA		4,192,000	4,338,065
GNMA 3.500%, 12/20/49		1,282,709	1,348,739

Total Mortgage-Backed Securities			42,347,446

U.S. Treasury Obligations (40.6%)
U.S. Treasury Bonds 7.125%, 2/15/23		788,000	876,414
7.500%, 11/15/24		500,000	617,098
6.000%, 2/15/26		990,000	1,223,666
6.500%, 11/15/26		75,000	96,878
6.375%, 8/15/27		300,000	394,937
6.125%, 11/15/27		250,000	327,562
5.500%, 8/15/28		300,000	388,190
5.250%, 11/15/28		1,050,000	1,347,969
5.250%, 2/15/29		800,000	1,031,491
1.125%, 5/15/40		3,340,000	2,885,968
2.000%, 2/15/50		1,975,000	1,941,246
1.375%, 8/15/50		545,000	459,667
1.625%, 11/15/50		710,000	637,930
1.875%, 2/15/51		6,850,000	6,541,158
2.375%, 5/15/51		13,245,000	14,152,757

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
1.750%, 6/30/22	$400,000	$406,574
2.125%, 6/30/22	900,000	918,143
1.875%, 7/31/22	1,400,000	1,426,744
2.000%, 7/31/22	400,000	408,163
1.625%, 8/15/22	1,003,000	1,020,102
0.125%, 8/31/22	1,500,000	1,500,047
1.625%, 8/31/22	900,000	915,706
1.875%, 8/31/22	1,000,000	1,020,352
0.125%, 9/30/22	1,600,000	1,599,733
1.750%, 9/30/22	450,000	459,057
1.875%, 10/31/22	700,000	716,042
1.625%, 11/15/22	376,000	383,585
0.125%, 11/30/22	600,000	599,695
2.000%, 11/30/22	1,700,000	1,744,159
2.125%, 12/31/22	350,000	360,196
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.099%, 1/31/23(k)	149,985,000	150,037,210
0.125%, 1/31/23	1,000,000	999,065
1.750%, 1/31/23	900,000	922,182
2.000%, 2/15/23	500,000	514,587
0.125%, 2/28/23	500,000	499,416
2.625%, 2/28/23	1,050,000	1,092,381
0.500%, 3/15/23	1,000,000	1,005,068
1.500%, 3/31/23	500,000	511,249
2.500%, 3/31/23	700,000	727,910
1.750%, 5/15/23	700,000	719,766
2.750%, 5/31/23	800,000	838,390
1.375%, 6/30/23	500,000	511,225
2.750%, 7/31/23	1,200,000	1,261,870
2.500%, 8/15/23	350,000	366,482
1.375%, 8/31/23	300,000	307,096
2.750%, 8/31/23	600,000	631,922
1.375%, 9/30/23	1,400,000	1,433,699
2.875%, 10/31/23	1,435,500	1,520,733
2.125%, 11/30/23	400,000	417,248
0.125%, 1/15/24	400,000	397,618
2.250%, 1/31/24	750,000	786,312
0.125%, 2/15/24	11,810,000	11,735,039
2.750%, 2/15/24	2,450,000	2,601,828
2.125%, 3/31/24	300,000	314,087
2.500%, 5/15/24	2,300,000	2,436,390
0.250%, 6/15/24	5,175,000	5,143,845
1.750%, 6/30/24	1,800,000	1,869,450
2.000%, 6/30/24	1,050,000	1,098,230
2.375%, 8/15/24	1,750,000	1,852,846
1.500%, 9/30/24	1,000,000	1,031,884
2.125%, 9/30/24	2,500,000	2,629,541
1.500%, 10/31/24	650,000	670,711
2.250%, 11/15/24	710,000	750,660
1.500%, 11/30/24	680,000	701,676
2.000%, 2/15/25	500,000	524,996
2.750%, 2/28/25	300,000	323,342
0.500%, 3/31/25	750,000	746,484
0.250%, 7/31/25	615,000	603,557
0.500%, 2/28/26	33,805,000	33,308,452
2.250%, 2/15/27	500,000	534,725
0.625%, 3/31/27	500,000	489,488
2.375%, 5/15/27	800,000	861,776
0.500%, 8/31/27	200,000	193,002
0.625%, 12/31/27	250,000	241,876
0.750%, 1/31/28	$910,000	886,625
2.750%, 2/15/28	800,000	882,196
1.125%, 2/29/28	700,000	698,511
1.250%, 4/30/28	500,000	502,049
2.875%, 5/15/28	1,100,000	1,222,909
1.250%, 5/31/28	400,000	401,351
2.875%, 8/15/28	975,000	1,085,155
3.125%, 11/15/28	400,000	452,847
2.625%, 2/15/29	634,000	695,793
2.375%, 5/15/29	550,000	593,979
1.625%, 8/15/29	1,340,000	1,371,852
1.500%, 2/15/30	1,060,000	1,071,588
0.625%, 8/15/30	1,110,000	1,035,329
0.875%, 11/15/30	395,000	376,057
1.125%, 2/15/31	8,085,000	7,858,123
1.625%, 5/15/31	5,955,000	6,053,543

Total U.S. Treasury Obligations		307,754,450

Total Long-Term Debt Securities (97.6%) (Cost $727,089,423)		740,352,753

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (3.0%)
U.S. Treasury Bills 0.05%, 7/13/21(p)	9,635,000	9,634,840
0.05%, 9/2/21(p)	13,360,000	13,358,757

Total U.S. Treasury Obligations		22,993,597

Total Short-Term Investments (3.0%) (Cost $22,993,937)		22,993,597

Total Investments in Securities (100.6%) (Cost $750,083,360)		763,346,350
Other Assets Less Liabilities (-0.6%)		(4,480,691)

Net Assets (100%)		$758,865,659

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2021, the market value of these securities amounted to $130,186,064 or 17.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2021.

(p)	Yield to maturity.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PEN	— Peruvian Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
THB	— Thailand Baht
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Australia	0.3%
Brazil	4.9
Canada	2.1
Cayman Islands	0.1
China	0.2
Colombia	2.2
France	0.4
Germany	0.3
Ireland	0.1
Italy	0.1
Japan	0.2
Luxembourg	0.1
Mexico	4.7
Netherlands	0.4
New Zealand	0.2
Norway	0.0 #
Qatar	0.1
Saudi Arabia	0.1
South Africa	2.3
South Korea	0.1
Switzerland	0.1
Turkey	1.5
United Arab Emirates	0.1
United Kingdom	0.9
United States	79.1
Cash and Other	(0.6)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of June 30, 2021 (Note 1):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury Ultra Bond	(135)	9/2021	USD	(26,012,813)	(815,206)

					(815,206)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	22,452,645	EUR	18,630,000	HSBC Bank plc	7/12/2021	357,360
BRL	50,790,000	USD	9,630,949	HSBC Bank plc**	7/14/2021	566,748
PLN	38,950,000	USD	10,212,378	Citibank NA	7/27/2021	4,018
USD	9,897,074	PLN	36,780,000	Citibank NA	7/27/2021	249,858
USD	24,408,958	COP	89,685,000,000	JPMorgan Chase Bank**	7/29/2021	543,510

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
PEN	41,000,000	USD	10,490,148	HSBC Bank plc**	8/5/2021	187,918
RUB	1,774,000,000	USD	23,729,704	Citibank NA**	8/12/2021	377,456
MXN	70,700,000	USD	3,505,223	Citibank NA	8/13/2021	22,675
MXN	45,800,000	USD	2,278,994	Goldman Sachs Bank USA	8/13/2021	6,406
USD	8,487,847	MXN	168,900,000	JPMorgan Chase Bank	8/13/2021	59,812
USD	7,531,866	CAD	9,100,000	Goldman Sachs Bank USA	8/16/2021	190,965
USD	5,962,133	ZAR	85,500,000	Citibank NA	8/17/2021	10,028
USD	2,274,193	ZAR	32,100,000	Goldman Sachs Bank USA	8/17/2021	39,543
USD	19,739,544	JPY	2,153,000,000	Citibank NA	8/24/2021	351,049
USD	7,528,682	AUD	9,840,000	JPMorgan Chase Bank	8/25/2021	147,364
USD	12,342,169	AUD	15,990,000	Morgan Stanley	8/25/2021	347,527
USD	6,222,110	AUD	8,280,000	National Australia Bank Ltd.	8/25/2021	11,001
USD	5,073,785	TRY	44,500,000	Barclays Bank plc	9/8/2021	139,219
USD	23,568,609	CHF	21,080,000	Goldman Sachs Bank USA	9/14/2021	739,714
USD	12,439,377	CHF	11,260,000	HSBC Bank plc	9/14/2021	245,195
USD	18,033,086	CHF	16,580,000	National Australia Bank Ltd.	9/14/2021	77,532
CLP	3,570,000,000	USD	4,781,357	HSBC Bank plc**	10/1/2021	67,196

Total unrealized appreciation						4,742,094

USD	7,010,761	EUR	5,950,000	Citibank NA	7/12/2021	(45,972)
THB	21,000,000	USD	675,676	HSBC Bank plc	7/13/2021	(20,477)
BRL	37,210,000	USD	7,566,084	HSBC Bank plc**	7/14/2021	(95,001)
USD	36,775,955	BRL	188,570,000	HSBC Bank plc**	7/14/2021	(1,085,429)
PLN	95,560,000	USD	25,321,789	Citibank NA	7/27/2021	(256,865)
PLN	2,120,000	USD	559,958	Goldman Sachs Bank USA	7/27/2021	(3,893)
PLN	14,440,000	USD	3,914,101	HSBC Bank plc	7/27/2021	(126,559)
PLN	1,570,000	USD	420,243	Morgan Stanley	7/27/2021	(8,440)
IDR	103,800,000,000	USD	7,163,561	JPMorgan Chase Bank**	7/28/2021	(19,941)
USD	7,052,110	IDR	103,800,000,000	JPMorgan Chase Bank**	7/28/2021	(91,510)
COP	43,985,000,000	USD	12,130,981	JPMorgan Chase Bank**	7/29/2021	(426,440)
USD	5,555,556	COP	21,100,000,000	JPMorgan Chase Bank**	7/29/2021	(59,218)
PEN	32,300,000	USD	8,507,052	HSBC Bank plc**	8/5/2021	(94,820)
THB	28,400,000	USD	909,091	HSBC Bank plc	8/6/2021	(23,081)
USD	8,769,696	RUB	655,000,000	Citibank NA**	8/12/2021	(131,201)
THB	70,300,000	USD	2,230,904	HSBC Bank plc	8/13/2021	(37,799)
USD	9,791,606	MXN	197,200,000	HSBC Bank plc	8/13/2021	(48,586)
USD	7,177,128	MXN	145,400,000	JPMorgan Chase Bank	8/13/2021	(78,267)
USD	5,495,551	MXN	114,000,000	Morgan Stanley	8/13/2021	(192,998)
USD	3,687,872	CAD	4,580,000	Barclays Bank plc	8/16/2021	(6,779)
USD	20,846,757	ZAR	300,900,000	HSBC Bank plc	8/17/2021	(100,477)
ZAR	4,100,000	USD	302,296	Citibank NA	8/17/2021	(16,873)
ZAR	107,600,000	USD	7,726,681	Goldman Sachs Bank USA	8/17/2021	(236,078)
ZAR	47,400,000	USD	3,406,411	HSBC Bank plc	8/17/2021	(106,647)
JPY	2,153,000,000	USD	19,719,187	Morgan Stanley	8/24/2021	(330,692)
AUD	9,600,000	USD	7,443,552	HSBC Bank plc	8/25/2021	(242,266)
CLP	1,850,000,000	USD	2,644,882	HSBC Bank plc**	9/3/2021	(130,064)
TRY	44,500,000	USD	4,967,904	JPMorgan Chase Bank	9/8/2021	(33,338)
CLP	10,740,000,000	USD	14,749,022	HSBC Bank plc**	10/1/2021	(162,619)

Total unrealized depreciation						(4,212,330)

Net unrealized appreciation						529,764

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

OTC Inflation linked swap contracts outstanding as of June 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 22,300,000	55,336
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 45,250,000	(369,379)

							(314,043)

OTC Interest rate swap contracts outstanding as of June 30, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 25,750,000	(530,677)
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD 52,400,000	(54,416)

							(585,093)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$11,980,056	$—	$11,980,056
Commercial Mortgage-Backed Securities	—	15,954,161	—	15,954,161
Convertible Bonds
Communication Services	—	3,821,772	—	3,821,772
Health Care	—	970,434	—	970,434
Information Technology	—	2,542,138	—	2,542,138
Corporate Bonds
Communication Services	—	11,391,598	—	11,391,598
Consumer Discretionary	—	24,267,609	—	24,267,609
Consumer Staples	—	8,822,231	—	8,822,231

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	—	45,298,426	—	45,298,426
Financials	—	70,039,590	—	70,039,590
Health Care	—	13,570,019	—	13,570,019
Industrials	—	32,309,852	—	32,309,852
Information Technology	—	21,890,621	—	21,890,621
Materials	—	10,382,662	—	10,382,662
Real Estate	—	5,203,177	—	5,203,177
Utilities	—	7,186,915	—	7,186,915
Foreign Government Securities	—	104,619,596	—	104,619,596
Forward Currency Contracts	—	4,742,094	—	4,742,094
Mortgage-Backed Securities	—	42,347,446	—	42,347,446
OTC Inflation-linked Swaps	—	55,336	—	55,336
U.S. Treasury Obligations	—	307,754,450	—	307,754,450
Short-Term Investments
U.S. Treasury Obligations	—	22,993,597	—	22,993,597

Total Assets	$—	$768,143,780	$—	$768,143,780

Liabilities:
Forward Currency Contracts	$—	$(4,212,330)	$—	$(4,212,330)
Futures	(815,206)	—	—	(815,206)
OTC Inflation-linked Swaps	—	(369,379)	—	(369,379)
OTC Interest Rate Swaps	—	(585,093)	—	(585,093)

Total Liabilities	$(815,206)	$(5,166,802)	$—	$(5,982,008)

Total	$(815,206)	$762,976,978	$—	$762,161,772

Fair Values of Derivative Instruments as of June 30, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$55,336
Foreign exchange contracts	Receivables	4,742,094

Total		$4,797,430

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,769,678)
Foreign exchange contracts	Payables	(4,212,330)

Total		$(5,982,008)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$2,564,319	$—	$2,564,319
Foreign exchange contracts	—	504,316	504,316

Total	$2,564,319	$504,316	$3,068,635

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(687,243)	$—	$(899,136)	$(1,586,379)
Foreign exchange contracts	—	(288,888)	—	(288,888)

Total	$(687,243)	$(288,888)	$(899,136)	$(1,875,267)

^ This Portfolio held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $251,303,000, futures contracts with an average notional balance of approximately $53,476,000 and swaps contracts with an average notional balance of approximately $145,700,000, during the six months ended June 30, 2021.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$139,219	$(6,779)	$—	$132,440
Citibank NA	1,015,084	(450,911)	(330,000)	234,173
Goldman Sachs Bank USA	976,628	(239,971)	—	736,657
HSBC Bank plc	1,424,417	(1,424,417)	—	—
JPMorgan Chase Bank	806,022	(806,022)	—	—
Morgan Stanley	347,527	(347,527)	—	—
National Australia Bank Limited	88,533	—	—	88,533

Total	$4,797,430	$(3,275,627)	$(330,000)	$1,191,803

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Barclays Bank plc	$6,779	$(6,779)	$—	$—
Citibank NA	450,911	(450,911)	—	—
Goldman Sachs Bank USA	239,971	(239,971)	—	—
HSBC Bank plc	2,273,825	(1,424,417)	(849,408)	—
JPMorgan Chase Bank	1,663,186	(806,022)	(857,164)	—
Morgan Stanley	532,130	(347,527)	—	184,603

Total	$5,166,802	$(3,275,627)	$(1,706,572)	$184,603

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $803,427.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$327,746,453
Long-term U.S. government debt securities	416,576,604

$744,323,057

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$151,966,014
Long-term U.S. government debt securities	144,329,044

$296,295,058

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,888,156
Aggregate gross unrealized depreciation	(8,559,661)

Net unrealized appreciation	$11,328,495

Federal income tax cost of investments in securities and derivative instruments, if applicable	$750,833,277

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $750,083,360)	$763,346,350
Cash	22,045,090
Foreign cash (Cost $1,774)	1,774
Cash held as collateral for forward foreign currency contracts	2,510,000
Dividends, interest and other receivables	6,935,692
Unrealized appreciation on forward foreign currency contracts	4,742,094
Due from Custodian	1,952,794
Due from broker for futures variation margin	892,885
Receivable for securities sold	824,868
Market value on OTC swap contracts	55,336
Receivable for Portfolio shares sold	51,911
Cash held at broker	999
Other assets	7,239

Total assets	803,367,032

LIABILITIES
Payable for forward settling transactions	29,039,265
Payable for securities purchased	8,808,979
Unrealized depreciation on forward foreign currency contracts	4,212,330
Market value on OTC swap contracts	954,472
Payable for Portfolio shares redeemed	491,595
Investment management fees payable	356,574
Payable for return of cash collateral on forward foreign currency contracts	330,000
Administrative fees payable	73,307
Distribution fees payable – Class A	29,301
Distribution fees payable – Class B	24,243
Trustees’ fees payable	46
Accrued expenses	181,261

Total liabilities	44,501,373

NET ASSETS	$758,865,659

Net assets were comprised of:
Paid in capital	$733,225,926
Total distributable earnings (loss)	25,639,733

Net assets	$758,865,659

Class A
Net asset value, offering and redemption price per share, $158,722,554 / 37,442,704 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.24

Class B
Net asset value, offering and redemption price per share, $101,139,086 / 23,943,203 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.22

Class K
Net asset value, offering and redemption price per share, $499,004,019 / 117,160,319 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.26

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Interest (net of $72,987 foreign withholding tax)	$5,158,097

EXPENSES
Investment management fees	1,077,049
Extraordinary expense	218,000
Administrative fees	213,079
Distribution fees – Class A	154,942
Distribution fees – Class B	75,757
Custodian fees	64,505
Professional fees	38,244
Printing and mailing expenses	22,581
Trustees’ fees	4,341
Miscellaneous	8,987

Gross expenses	1,877,485
Less: Waiver from investment manager	(166,067)

Net expenses	1,711,418

NET INVESTMENT INCOME (LOSS)	3,446,679

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of Indonesian tax of $70,580 on realized on investments)	6,150,472
Futures contracts	2,564,319
Forward foreign currency contracts	504,316
Foreign currency transactions	(205,619)

Net realized gain (loss)	9,013,488

Change in unrealized appreciation (depreciation) on:
Investments in securities	(1,426,017)
Futures contracts	(687,243)
Forward foreign currency contracts	(288,888)
Foreign currency translations	39,832
Swaps	(899,136)

Net change in unrealized appreciation (depreciation)	(3,261,452)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,752,036

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,198,715

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,446,679	$2,784,709
Net realized gain (loss)	9,013,488	10,246,073
Net change in unrealized appreciation (depreciation)	(3,261,452)	12,424,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,198,715	25,455,273

Distributions to shareholders:
Class A	—	(6,858,072)
Class B	—	(3,116,953)
Class K	—	(908,956)

Total distributions to shareholders	—	(10,883,981)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,065,203 and 2,195,295 shares, respectively ]	29,819,234	9,044,185
Capital shares issued in connection with merger (Note 9) [ 2,658,406 and 0 shares, respectively ]	11,241,140	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,642,589 shares, respectively ]	—	6,858,072
Capital shares repurchased [ (1,771,784) and (4,053,637) shares, respectively ]	(7,420,470)	(16,572,093)

Total Class A transactions	33,639,904	(669,836)

Class B
Capital shares sold [ 1,626,053 and 2,200,849 shares, respectively ]	6,787,808	9,127,413
Capital shares issued in connection with merger (Note 9) [ 15,733,478 and 0 shares, respectively ]	66,292,858	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 749,210 shares, respectively ]	—	3,116,953
Capital shares repurchased [ (6,909,405) and (1,871,897) shares, respectively ]	(29,077,985)	(7,607,579)

Total Class B transactions	44,002,681	4,636,787

Class K
Capital shares sold [ 66,399,616 and 968,897 shares, respectively ]	275,710,002	4,053,087
Capital shares issued in connection with merger (Note 9) [ 47,375,328 and 0 shares, respectively ]	201,256,736	—
Capital shares issued in reinvestment of dividends and distributions [ 0 and 216,977 shares, respectively ]	—	908,956
Capital shares repurchased [ (364,389) and (888,650) shares, respectively ]	(1,529,476)	(3,610,254)

Total Class K transactions	475,437,262	1,351,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	553,079,847	5,318,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	562,278,562	19,890,032
NET ASSETS:
Beginning of period	196,587,097	176,697,065

End of period	$758,865,659	$196,587,097

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$4.21		$3.88		$3.71		$3.81		$3.79		$3.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	(0.01)		0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.03		0.58		0.25		(0.01)		0.08		0.11

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	—		(0.16)		—		—		—		—
Return of capital	—		—		—		—		—		(0.01)

Total dividends and distributions	—		(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of period	$4.24		$4.21		$3.88		$3.71		$3.81		$3.79

Total return (b)	0.71%		14.86%		6.79%		(0.36)%		2.17%		2.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,723		$124,147		$115,255		$116,112		$126,383		$141,039
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)(o)	0.82	%(m)	0.55	%(n)	0.54	%(n)	0.54	%(n)	0.54	%(n)
Before waivers (a)(f)	1.19%		1.07%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.90%		1.50	%(x)	2.04	%(x)	2.16	%(x)	1.55	%(x)	1.76	%(x)
Before waivers (a)(f)	1.79%		1.25	%(x)	1.98	%(x)	2.09	%(x)	1.48	%(x)	1.68	%(x)
Portfolio turnover rate^	78	%(z)	237	%(h)	5%		5%		7%		6%

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$4.19		$3.87		$3.69		$3.80		$3.78		$3.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.06		0.08		0.08		0.06		0.07
Net realized and unrealized gain (loss)	(0.01)		0.51		0.18		(0.10)		0.02		0.04

Total from investment operations	0.03		0.57		0.26		(0.02)		0.08		0.11

Less distributions:
Dividends from net investment income	—		(0.09)		(0.08)		(0.09)		(0.06)		(0.07)
Distributions from net realized gains	—		(0.16)		—		—		—		—
Return of capital	—		—		—		—		—		(0.01)

Total dividends and distributions	—		(0.25)		(0.08)		(0.09)		(0.06)		(0.08)

Net asset value, end of period	$4.22		$4.19		$3.87		$3.69		$3.80		$3.78

Total return (b)	0.72%		14.64%		7.10%		(0.63)%		2.18%		2.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$101,139		$56,600		$48,006		$46,800		$49,500		$50,504
Ratio of expenses to average net assets:
After waivers (a)(f)	1.08	%(j)(o)	0.83	%(m)	0.55	%(n)	0.54	%(n)	0.54	%(n)	0.54	%(n)
Before waivers (a)(f)	1.19		1.08%		0.61%		0.62%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.88%		1.53	%(x)	2.1	%(x)	2.19	%(x)	1.58	%(x)	1.82	%(x)
Before waivers (a)(f)	1.77%		1.28	%(x)	2.03	%(x)	2.12	%(x)	1.5	%(x)	1.75	%(x)
Portfolio turnover rate^	78	%(z)	237	%(h)	5%		5%		7%		6%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$4.22		$3.89		$3.72		$3.82		$3.80		$3.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.09		0.09		0.07		0.08
Net realized and unrealized gain (loss)	—	#	0.52		0.17		(0.09)		0.02		0.04

Total from investment operations	0.04		0.59		0.26		—	#	0.09		0.12

Less distributions:
Dividends from net investment income	—		(0.10)		(0.09)		(0.10)		(0.07)		(0.08)
Distributions from net realized gains	—		(0.16)		—		—		—		—
Return of capital	—		—		—		—		—		(0.01)

Total dividends and distributions	—		(0.26)		(0.09)		(0.10)		(0.07)		(0.09)

Net asset value, end of period	$4.26		$4.22		$3.89		$3.72		$3.82		$3.80

Total return (b)	0.95%		15.08%		7.04%		(0.12)%		2.42%		3.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$499,004		$15,840		$13,436		$14,649		$16,428		$16,024
Ratio of expenses to average net assets:
After waivers (a)(f)	0.81	%(j)(o)	0.58	%(m)	0.30	%(n)	0.29	%(n)	0.29	%(n)	0.29	%(n)
Before waivers (a)(f)	0.88%		0.83%		0.36%		0.37%		0.36%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.93%		1.78	%(x)	2.22	%(x)	2.36	%(x)	1.83	%(x)	2.07	%(x)
Before waivers (a)(f)	1.85%		1.53	%(x)	2.16	%(x)	2.29	%(x)	1.76	%(x)	1.99	%(x)
Portfolio turnover rate^	78	%(z)	237	%(h)	5%		5%		7%		6%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.08% for Class B and 0.81% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.14%, 0.13%, and 0.11% for Class A, Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Fixed Income	59.7%
Equity	40.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Equity 500 Index Portfolio	15.6%
EQ/Core Plus Bond Portfolio	13.0
EQ/Core Bond Index Portfolio	11.4
EQ/Quality Bond PLUS Portfolio	11.4
1290 VT High Yield Bond Portfolio	9.0
1290 Diversified Bond Fund	7.8
EQ/PIMCO Ultra Short Bond Portfolio	7.2
EQ/International Equity Index Portfolio	5.4
EQ/Small Company Index Portfolio	3.6
EQ/Janus Enterprise Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class B
Actual	$1,000.00	$1,049.20	$2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.89	2.94
Class K
Actual	1,000.00	1,050.30	1.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.13	1.68

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.4%)
EQ/American Century Mid Cap Value Portfolio‡	48,338	$1,293,243
EQ/Emerging Markets Equity PLUS Portfolio‡	109,154	1,320,974
EQ/Equity 500 Index Portfolio‡	112,533	7,527,592
EQ/International Equity Index Portfolio‡	236,477	2,593,001
EQ/Janus Enterprise Portfolio*‡	61,118	1,576,428
EQ/MFS International Growth Portfolio‡	158,512	1,477,355
EQ/Small Company Index Portfolio‡	117,861	1,741,062
EQ/Value Equity Portfolio‡	36,743	945,309
Multimanager Aggressive Equity Portfolio*‡	10,290	971,146

Total Equity		19,446,110

Fixed Income (60.0%)
1290 Diversified Bond Fund‡	334,055	3,761,459
1290 VT High Yield Bond Portfolio‡	433,119	4,329,591
EQ/Core Bond Index Portfolio‡	530,975	5,498,580
EQ/Core Plus Bond Portfolio‡	1,478,707	6,298,142
EQ/PIMCO Ultra Short Bond Portfolio‡	349,991	3,460,746
EQ/Quality Bond PLUS Portfolio‡	628,048	5,495,238

Total Fixed Income		28,843,756

Total Investments in Securities (100.4%) (Cost $37,863,901)		48,289,866
Other Assets Less Liabilities (-0.4%)		(177,220)

Net Assets (100%)		$48,112,646

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	48,338	1,390,511	35,764	(344,954)	67,717	144,205	1,293,243	—	—
EQ/Emerging Markets Equity PLUS Portfolio	109,154	1,459,735	47,526	(304,011)	54,699	63,025	1,320,974	—	—
EQ/Equity 500 Index Portfolio	112,533	7,914,478	264,116	(1,699,127)	1,012,774	35,351	7,527,592	—	—
EQ/International Equity Index Portfolio	236,477	2,745,124	100,493	(487,147)	28,773	205,758	2,593,001	—	—
EQ/Janus Enterprise Portfolio*	61,118	1,485,276	51,658	(101,044)	7,444	133,094	1,576,428	—	—
EQ/MFS International Growth Portfolio	158,512	1,554,275	48,113	(234,552)	28,145	81,374	1,477,355	—	—
EQ/Small Company Index Portfolio	117,861	1,525,802	58,702	(107,528)	12,537	251,549	1,741,062	—	—
EQ/Value Equity Portfolio (a)	36,743	1,082,617	39,286	(353,196)	54,092	122,510	945,309	—	—
Multimanager Aggressive Equity Portfolio*	10,290	906,496	41,206	(79,078)	4,492	98,030	971,146	—	—
Fixed Income
1290 Diversified Bond Fund	334,055	—	3,693,919	—	—	67,540	3,761,459	65,954	—
1290 VT High Yield Bond Portfolio	433,119	4,052,295	444,018	(275,265)	607	107,936	4,329,591	—	—
EQ/Core Bond Index Portfolio	530,975	10,355,298	974,094	(5,684,010)	154,060	(300,862)	5,498,580	—	—
EQ/Core Plus Bond Portfolio (aa)	1,478,707	—	1,927,037	(63,386)	272	(393,483)	6,298,142	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	4,298,307	556,712	(246,476)	70	219,089	—	40,238	120,093

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	349,991	3,296,642	390,176	(228,628)	(8)	2,564	3,460,746	—	—
EQ/Quality Bond PLUS Portfolio	628,048	5,345,397	598,317	(378,741)	659	(70,394)	5,495,238	—	—

Total		47,412,253	9,271,137	(10,587,143)	1,426,333	767,286	48,289,866	106,192	120,093

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $4,375,379 (at a cost of $4,827,702), representing 471,806 shares of EQ/Global Bond PLUS Portfolio and 1,029,952 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$48,289,866	$—	$48,289,866

Total Assets	$—	$48,289,866	$—	$48,289,866

Total Liabilities	$—	$—	$—	$—

Total	$—	$48,289,866	$—	$48,289,866

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,271,137
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,587,143

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,863,936
Aggregate gross unrealized depreciation	(488,864)

Net unrealized appreciation	$10,375,072

Federal income tax cost of investments in securities and derivative instruments, if applicable	$37,914,794

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $37,863,901)	$48,289,866
Cash	15,247
Dividends, interest and other receivables	32,036
Receivable for securities sold	15,043
Receivable for Portfolio shares sold	936
Other assets	457

Total assets	48,353,585

LIABILITIES
Payable for Portfolio shares redeemed	171,445
Distribution fees payable – Class B	5,558
Administrative fees payable	1,290
Trustees’ fees payable	426
Accrued expenses	62,220

Total liabilities	240,939

NET ASSETS	$48,112,646

Net assets were comprised of:
Paid in capital	$35,272,152
Total distributable earnings (loss)	12,840,494

Net assets	$48,112,646

Class B
Net asset value, offering and redemption price per share, $27,614,463 / 2,941,877 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.39

Class K
Net asset value, offering and redemption price per share, $20,498,183 / 2,182,389 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.39

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$106,192
Interest	7

Total income	106,199

EXPENSES
Custodian fees	38,680
Distribution fees – Class B	33,816
Administrative fees	28,183
Investment management fees	23,653
Professional fees	18,775
Printing and mailing expenses	9,919
Extraordinary expense	7,350
Trustees’ fees	726
Miscellaneous	289

Gross expenses	161,391
Less: Waiver from investment manager	(48,155)

Net expenses	113,236

NET INVESTMENT INCOME (LOSS)	(7,037)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,426,333
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	120,093

Net realized gain (loss)	1,546,426

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	767,286

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,313,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,306,675

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,037)	$578,182
Net realized gain (loss)	1,546,426	2,645,208
Net change in unrealized appreciation (depreciation)	767,286	1,241,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,306,675	4,464,539

Distributions to shareholders:
Class B	—	(1,819,849)
Class K	—	(1,386,789)

Total distributions to shareholders	—	(3,206,638)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 236,702 and 648,033 shares, respectively ]	2,184,132	5,557,843
Capital shares issued in reinvestment of dividends and distributions [ 0 and 205,447 shares, respectively ]	—	1,819,849
Capital shares repurchased [ (332,514) and (780,756) shares, respectively ]	(3,045,397)	(6,778,323)

Total Class B transactions	(861,265)	599,369

Class K
Capital shares sold [ 256 and 643 shares, respectively ]	2,383	6,005
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,576 shares, respectively ]	—	1,386,789
Capital shares repurchased [ (72,752) and (380,651) shares, respectively ]	(671,985)	(3,225,710)

Total Class K transactions	(669,602)	(1,832,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,530,867)	(1,233,547)

TOTAL INCREASE (DECREASE) IN NET ASSETS	775,808	24,354
NET ASSETS:
Beginning of period	47,336,838	47,312,484

End of period	$48,112,646	$47,336,838

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$8.95		$8.70		$8.03		$9.25		$8.65		$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.15		0.13		0.11		0.12
Net realized and unrealized gain (loss)	0.45		0.78		1.05		(0.52)		0.86		0.36

Total from investment operations	0.44		0.88		1.20		(0.39)		0.97		0.48

Less distributions:
Dividends from net investment income	—		(0.17)		(0.15)		(0.16)		(0.13)		(0.13)
Distributions from net realized gains	—		(0.46)		(0.38)		(0.67)		(0.24)		(0.17)

Total dividends and distributions	—		(0.63)		(0.53)		(0.83)		(0.37)		(0.30)

Net asset value, end of period	$9.39		$8.95		$8.70		$8.03		$9.25		$8.65

Total return (b)	4.92%		10.26%		15.04%		(4.24)%		11.20%		5.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,614		$27,176		$25,780		$21,945		$28,385		$27,912
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)(o)	0.55	%(m)	0.56	%(m)	0.55	%(m)	0.54	%(m)	0.58%
Before waivers and reimbursements (a)(f)	0.79%		0.81%		0.81%		0.76%		0.73%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.14)%		1.20%		1.72%		1.45%		1.19%		1.37%
Before waivers and reimbursements (a)(f)(x)	(0.34)%		0.94%		1.47%		1.25%		1.00%		1.24%
Portfolio turnover rate^	19	%(z)	30%		17%		20%		21%		17%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$8.94		$8.69		$8.02		$9.25		$8.64		$8.47

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.12		0.15		0.14		0.13		0.14
Net realized and unrealized gain (loss)	0.44		0.78		1.07		(0.52)		0.87		0.35

Total from investment operations	0.45		0.90		1.22		(0.38)		1.00		0.49

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.18)		(0.15)		(0.15)
Distributions from net realized gains	—		(0.46)		(0.38)		(0.67)		(0.24)		(0.17)

Total dividends and distributions	—		(0.65)		(0.55)		(0.85)		(0.39)		(0.32)

Net asset value, end of period	$9.39		$8.94		$8.69		$8.02		$9.25		$8.64

Total return (b)	5.03%		10.52%		15.32%		(4.08)%		11.60%		5.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,498		$20,161		$21,532		$22,401		$31,179		$30,887
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)(o)	0.30	%(m)	0.31	%(m)	0.30	%(m)	0.29	%(m)	0.33%
Before waivers and reimbursements (a)(f)	0.54%		0.56%		0.56%		0.50%		0.48%		0.46%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.11%		1.40%		1.68%		1.56%		1.47%		1.60%
Before waivers and reimbursements (a)(f)(x)	(0.09)%		1.14%		1.43%		1.36%		1.29%		1.47%
Portfolio turnover rate^	19	%(z)	30%		17%		20%		21%		17%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class B and 0.88% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.03% and 0.03% for Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	62.0%
Fixed Income	38.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Equity 500 Index Portfolio	26.2%
EQ/International Equity Index Portfolio	9.6
EQ/Core Plus Bond Portfolio	8.2
EQ/Small Company Index Portfolio	7.9
EQ/Core Bond Index Portfolio	7.3
EQ/Quality Bond PLUS Portfolio	7.0
1290 VT High Yield Bond Portfolio	6.3
EQ/MFS International Growth Portfolio	5.0
EQ/PIMCO Ultra Short Bond Portfolio	4.6
1290 Diversified Bond Fund	4.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class B
Actual	$1,000.00	$1,078.20	$2.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.91
Class K
Actual	1,000.00	1,079.00	1.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (62.1%)
EQ/American Century Mid Cap Value Portfolio‡	206,728	$5,530,857
EQ/Emerging Markets Equity PLUS Portfolio‡	652,241	7,893,377
EQ/Equity 500 Index Portfolio‡	775,157	51,852,288
EQ/International Equity Index Portfolio‡	1,736,368	19,039,523
EQ/Janus Enterprise Portfolio*‡	207,157	5,343,237
EQ/MFS International Growth Portfolio‡	1,057,489	9,855,950
EQ/Small Company Index Portfolio‡	1,058,393	15,634,710
EQ/Value Equity Portfolio‡	155,305	3,995,603
Multimanager Aggressive Equity Portfolio*‡	40,194	3,793,200

Total Equity		122,938,745

Fixed Income (38.0%)
1290 Diversified Bond Fund‡	799,986	9,007,839
1290 VT High Yield Bond Portfolio‡	1,253,944	12,534,812
EQ/Core Bond Index Portfolio‡	1,390,252	14,396,919
EQ/Core Plus Bond Portfolio‡	3,829,842	16,312,152
EQ/PIMCO Ultra Short Bond Portfolio‡	919,905	9,096,127
EQ/Quality Bond PLUS Portfolio‡	1,594,006	13,947,083

Total Fixed Income		75,294,932

Total Investments in Securities (100.1%) (Cost $138,090,280)		198,233,677
Other Assets Less Liabilities (-0.1%)		(135,951)

Net Assets (100%)		$198,097,726

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	206,728	5,528,848	235,129	(1,076,333)	38,721	804,492	5,530,857	—	—
EQ/Emerging Markets Equity PLUS Portfolio	652,241	9,023,829	380,147	(2,232,412)	383,963	337,850	7,893,377	—	—
EQ/Equity 500 Index Portfolio	775,157	49,426,124	2,080,830	(6,586,843)	2,369,327	4,562,850	51,852,288	—	—
EQ/International Equity Index Portfolio	1,736,368	18,630,230	789,500	(2,015,289)	61,333	1,573,749	19,039,523	—	—
EQ/Janus Enterprise Portfolio*	207,157	4,997,253	313,507	(435,111)	15,713	451,875	5,343,237	—	—
EQ/MFS International Growth Portfolio	1,057,489	9,602,597	382,894	(846,204)	23,168	693,495	9,855,950	—	—
EQ/Small Company Index Portfolio	1,058,393	13,745,857	556,120	(1,021,507)	73,983	2,280,257	15,634,710	—	—
EQ/Value Equity Portfolio (a)	155,305	4,253,061	194,192	(1,149,393)	93,818	603,925	3,995,603	—	—
Multimanager Aggressive Equity Portfolio*	40,194	3,482,787	223,771	(310,512)	9,605	387,549	3,793,200	—	—
Fixed Income
1290 Diversified Bond Fund	799,986	—	8,846,114	—	—	161,725	9,007,839	157,832	—
1290 VT High Yield Bond Portfolio	1,253,944	11,520,815	1,426,741	(724,749)	2,453	309,552	12,534,812	—	—
EQ/Core Bond Index Portfolio	1,390,252	24,301,029	3,475,714	(13,038,348)	148,144	(489,620)	14,396,919	—	—
EQ/Core Plus Bond Portfolio (aa)	3,829,842	—	4,515,539	(22,547)	135	(450,214)	16,312,152	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio (aa)	—	10,966,405	2,021,133	(701,668)	321	(16,952)	—	107,361	320,420
EQ/PIMCO Ultra Short Bond Portfolio	919,905	8,298,037	1,320,465	(528,701)	(21)	6,347	9,096,127	—	—
EQ/Quality Bond PLUS Portfolio	1,594,006	12,927,621	2,053,829	(866,408)	(208)	(167,751)	13,947,083	—	—

Total		186,704,493	28,815,625	(31,556,025)	3,220,455	11,049,129	198,233,677	265,193	320,420

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $11,673,996 (at a cost of $12,269,239), representing 1,258,832 shares of EQ/Global Bond PLUS Portfolio and 2,748,030 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$198,233,677	$—	$198,233,677

Total Assets	$—	$198,233,677	$—	$198,233,677

Total Liabilities	$—	$—	$—	$—

Total	$—	$198,233,677	$—	$198,233,677

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,815,625
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$31,556,025

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,547,060
Aggregate gross unrealized depreciation	(501,541)

Net unrealized appreciation	$60,045,519

Federal income tax cost of investments in securities and derivative instruments, if applicable	$138,188,158

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $138,090,280)	$198,233,677
Cash	163,772
Receivable for Portfolio shares sold	105,733
Dividends, interest and other receivables	76,719
Other assets	1,823

Total assets	198,581,724

LIABILITIES
Payable for Portfolio shares redeemed	258,910
Payable for securities purchased	87,581
Distribution fees payable – Class B	30,360
Administrative fees payable	18,953
Investment management fees payable	18,314
Trustees’ fees payable	1,194
Accrued expenses	68,686

Total liabilities	483,998

NET ASSETS	$198,097,726

Net assets were comprised of:
Paid in capital	$131,106,329
Total distributable earnings (loss)	66,991,397

Net assets	$198,097,726

Class B
Net asset value, offering and redemption price per share, $149,808,660 / 11,315,170 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.24

Class K
Net asset value, offering and redemption price per share, $48,289,066 / 3,643,519 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$265,193
Interest	27

Total income	265,220

EXPENSES
Distribution fees – Class B	177,012
Administrative fees	112,810
Investment management fees	94,694
Custodian fees	40,167
Professional fees	28,810
Printing and mailing expenses	19,967
Recoupment fees	12,884
Trustees’ fees	2,872
Miscellaneous	1,354

Total expenses	490,570

NET INVESTMENT INCOME (LOSS)	(225,350)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,220,455
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	320,420

Net realized gain (loss)	3,540,875

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	11,049,129

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,590,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,364,654

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(225,350)	$2,145,572
Net realized gain (loss)	3,540,875	8,740,413
Net change in unrealized appreciation (depreciation)	11,049,129	9,781,159

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,364,654	20,667,144

Distributions to shareholders:
Class B	—	(7,258,036)
Class K	—	(2,642,255)

Total distributions to shareholders	—	(9,900,291)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,015,675 and 1,839,989 shares, respectively ]	13,039,569	20,600,622
Capital shares issued in reinvestment of dividends and distributions [ 0 and 604,520 shares, respectively ]	—	7,258,036
Capital shares repurchased [ (952,672) and (1,911,323) shares, respectively ]	(12,110,213)	(21,557,862)

Total Class B transactions	929,356	6,300,796

Class K
Capital shares sold [ 1 and 523 shares, respectively ]	13	6,633
Capital shares issued in reinvestment of dividends and distributions [ 0 and 219,977 shares, respectively ]	—	2,642,255
Capital shares repurchased [ (274,636) and (724,973) shares, respectively ]	(3,521,674)	(8,348,999)

Total Class K transactions	(3,521,661)	(5,700,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,592,305)	600,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,772,349	11,367,538
NET ASSETS:
Beginning of period	186,325,377	174,957,839

End of period	$198,097,726	$186,325,377

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.28		$11.56		$10.21		$11.35		$9.97		$9.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.19		0.16		0.15		0.14
Net realized and unrealized gain (loss)	0.98		1.25		1.78		(0.85)		1.39		0.55

Total from investment operations	0.96		1.39		1.97		(0.69)		1.54		0.69

Less distributions:
Dividends from net investment income	—		(0.21)		(0.19)		(0.19)		(0.16)		(0.14)
Distributions from net realized gains	—		(0.46)		(0.43)		(0.26)		—		—

Total dividends and distributions	—		(0.67)		(0.62)		(0.45)		(0.16)		(0.14)

Net asset value, end of period	$13.24		$12.28		$11.56		$10.21		$11.35		$9.97

Total return (b)	7.82%		12.20%		19.47%		(6.15)%		15.41%		7.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$149,809		$138,209		$123,872		$98,100		$103,688		$76,579
Ratio of expenses to average net assets:
After waivers (a)(f)	0.58	%(j)	0.56	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(j)	0.59%
Before waivers (a)(f)	0.58%		0.58%		0.59%		0.58%		0.59%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.30)%		1.24%		1.66%		1.44%		1.37%		1.48%
Before waivers (a)(f)(x)	(0.30)%		1.21%		1.65%		1.42%		1.34%		1.46%
Portfolio turnover rate^	15	%(z)	26%		16%		17%		14%		16%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$12.28		$11.55		$10.21		$11.35		$9.97		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.15		0.19		0.17		0.17		0.15
Net realized and unrealized gain (loss)	0.97		1.28		1.80		(0.83)		1.39		0.58

Total from investment operations	0.97		1.43		1.99		(0.66)		1.56		0.73

Less distributions:
Dividends from net investment income	—		(0.24)		(0.22)		(0.22)		(0.18)		(0.17)
Distributions from net realized gains	—		(0.46)		(0.43)		(0.26)		—		—

Total dividends and distributions	—		(0.70)		(0.65)		(0.48)		(0.18)		(0.17)

Net asset value, end of period	$13.25		$12.28		$11.55		$10.21		$11.35		$9.97

Total return (b)	7.90%		12.55%		19.64%		(5.89)%		15.68%		7.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,289		$48,117		$51,085		$49,630		$69,812		$59,651
Ratio of expenses to average net assets:
After waivers (a)(f)	0.33	%(j)	0.31	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(j)	0.34%
Before waivers (a)(f)	0.33%		0.33%		0.34%		0.33%		0.34%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.06)%		1.35%		1.73%		1.46%		1.59%		1.61%
Before waivers (a)(f)(x)	(0.06)%		1.32%		1.71%		1.44%		1.56%		1.59%
Portfolio turnover rate^	15	%(z)	26%		16%		17%		14%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	77.3%
Fixed Income	22.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Equity 500 Index Portfolio	35.5%
EQ/International Equity Index Portfolio	11.9
EQ/Small Company Index Portfolio	11.2
EQ/MFS International Growth Portfolio	6.7
EQ/Emerging Markets Equity PLUS Portfolio	4.9
EQ/Core Plus Bond Portfolio	4.8
EQ/Core Bond Index Portfolio	4.3
1290 VT High Yield Bond Portfolio	4.2
EQ/Quality Bond PLUS Portfolio	4.2
EQ/PIMCO Ultra Short Bond Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class B
Actual	$1,000.00	$1,099.20	$2.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.99	2.83
Class K
Actual	1,000.00	1,100.70	1.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.23	1.58

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.56% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (77.3%)
EQ/American Century Mid Cap Value Portfolio‡	121,596	$3,253,226
EQ/Emerging Markets Equity PLUS Portfolio‡	864,282	10,459,490
EQ/Equity 500 Index Portfolio‡	1,126,395	75,347,464
EQ/International Equity Index Portfolio‡	2,303,237	25,255,329
EQ/Janus Enterprise Portfolio*‡	134,970	3,481,285
EQ/MFS International Growth Portfolio‡	1,526,132	14,223,770
EQ/Small Company Index Portfolio‡	1,615,169	23,859,469
EQ/Value Equity Portfolio‡	200,554	5,159,733
Multimanager Aggressive Equity Portfolio*‡	33,858	3,195,290

Total Equity		164,235,056

Fixed Income (22.7%)
1290 Diversified Bond Fund‡	481,436	5,420,964
1290 VT High Yield Bond Portfolio‡	895,307	8,949,760
EQ/Core Bond Index Portfolio‡	887,689	9,192,565
EQ/Core Plus Bond Portfolio‡	2,387,741	10,169,919
EQ/PIMCO Ultra Short Bond Portfolio‡	564,044	5,577,327
EQ/Quality Bond PLUS Portfolio‡	1,014,174	8,873,725

Total Fixed Income		48,184,260

Total Investments in Securities (100.0%) (Cost $138,823,684)		212,419,316
Other Assets Less Liabilities (0.0%)		(17,607)

Net Assets (100%)		$212,401,709

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	121,596	3,138,986	369,067	(740,943)	16,952	469,164	3,253,226	—	—
EQ/Emerging Markets Equity PLUS Portfolio	864,282	10,583,146	652,598	(1,651,308)	224,502	650,552	10,459,490	—	—
EQ/Equity 500 Index Portfolio	1,126,395	66,593,483	3,662,830	(4,811,874)	185,213	9,717,812	75,347,464	—	—
EQ/International Equity Index Portfolio	2,303,237	23,090,703	1,236,971	(1,189,615)	(2,576)	2,119,846	25,255,329	—	—
EQ/Janus Enterprise Portfolio*	134,970	3,052,690	263,620	(132,817)	371	297,421	3,481,285	—	—
EQ/MFS International Growth Portfolio	1,526,132	13,148,984	656,218	(603,589)	6,954	1,015,203	14,223,770	—	—
EQ/Small Company Index Portfolio	1,615,169	20,308,479	986,138	(951,525)	41,763	3,474,614	23,859,469	—	—
EQ/Value Equity Portfolio (a)	200,554	4,389,056	251,738	(243,661)	1,657	760,943	5,159,733	—	—
Multimanager Aggressive Equity Portfolio*	33,858	2,732,123	271,765	(137,950)	651	328,701	3,195,290	—	—
Fixed Income
1290 Diversified Bond Fund,	481,436	—	5,323,713	—	—	97,251	5,420,964	94,882	—
1290 VT High Yield Bond Portfolio	895,307	7,520,791	1,430,809	(222,685)	14	220,831	8,949,760	—	—
EQ/Core Bond Index Portfolio	887,689	14,075,065	2,413,065	(7,095,063)	35,792	(236,294)	9,192,565	—	—
EQ/Core Plus Bond Portfolio (aa)	2,387,741	—	2,698,459	(21,930)	(6)	(225,767)	10,169,919	—	—
EQ/Global Bond PLUS Portfolio (aa)	—	6,545,463	1,432,569	(189,622)	(25)	(69,222)	—	68,107	203,266

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	564,044	4,801,007	927,419	(154,609)	3	3,507	5,577,327	—	—
EQ/Quality Bond PLUS Portfolio	1,014,174	7,719,472	1,529,911	(273,618)	(97)	(101,943)	8,873,725	—	—

Total		187,699,448	24,106,890	(18,420,809)	511,168	18,522,619	212,419,316	162,989	203,266

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $7,405,682 (at a cost of $7,719,163), representing 798,570 shares of EQ/Global Bond PLUS Portfolio and 1,743,278 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$212,419,316	$—	$212,419,316

Total Assets	$—	$212,419,316	$—	$212,419,316

Total Liabilities	$—	$—	$—	$—

Total	$—	$212,419,316	$—	$212,419,316

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,106,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,420,809

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,732,132
Aggregate gross unrealized depreciation	(257,452)

Net unrealized appreciation	$73,474,680

Federal income tax cost of investments in securities and derivative instruments, if applicable	$138,944,636

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $138,823,684)	$212,419,316
Receivable for securities sold	101,708
Receivable for Portfolio shares sold	49,102
Dividends, interest and other receivables	46,170
Other assets	1,936

Total assets	212,618,232

LIABILITIES
Overdraft payable	40,440
Distribution fees payable – Class B	37,277
Payable for Portfolio shares redeemed	32,627
Administrative fees payable	20,325
Investment management fees payable	17,272
Trustees’ fees payable	1,024
Accrued expenses	67,558

Total liabilities	216,523

NET ASSETS	$212,401,709

Net assets were comprised of:
Paid in capital	$135,573,347
Total distributable earnings (loss)	76,828,362

Net assets	$212,401,709

Class B
Net asset value, offering and redemption price per share, $183,782,870 / 12,193,004 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.07

Class K
Net asset value, offering and redemption price per share, $28,618,839 / 1,896,276 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.09

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$162,989
Interest	32

Total income	163,021

EXPENSES
Distribution fees – Class B	213,699
Administrative fees	118,711
Investment management fees	99,666
Custodian fees	39,672
Professional fees	29,164
Printing and mailing expenses	22,826
Trustees’ fees	2,950
Miscellaneous	1,253

Total expenses	527,941

NET INVESTMENT INCOME (LOSS)	(364,920)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	511,168
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	203,266

Net realized gain (loss)	714,434

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,522,619

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,237,053

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,872,133

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(364,920)	$1,913,838
Net realized gain (loss)	714,434	5,403,995
Net change in unrealized appreciation (depreciation)	18,522,619	15,284,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,872,133	22,602,070

Distributions to shareholders:
Class B	—	(5,608,553)
Class K	—	(1,071,725)

Total distributions to shareholders	—	(6,680,278)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,337,733 and 1,939,608 shares, respectively ]	19,523,649	23,374,194
Capital shares issued in reinvestment of dividends and distributions [ 0 and 425,826 shares, respectively ]	—	5,608,553
Capital shares repurchased [ (775,646) and (1,241,567) shares, respectively ]	(11,359,409)	(14,971,024)

Total Class B transactions	8,164,240	14,011,723

Class K
Capital shares sold [ 0 and 68 shares, respectively ]	—	949
Capital shares issued in reinvestment of dividends and distributions [ 0 and 81,252 shares, respectively ]	—	1,071,725
Capital shares repurchased [ (150,292) and (494,389) shares, respectively ]	(2,186,443)	(5,850,676)

Total Class K transactions	(2,186,443)	(4,778,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,977,797	9,233,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,849,930	25,155,513
NET ASSETS:
Beginning of period	187,551,779	162,396,266

End of period	$212,401,709	$187,551,779

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.71		$12.52		$10.67		$11.83		$10.18		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14		0.19		0.17		0.15		0.14
Net realized and unrealized gain (loss)	1.39		1.55		2.17		(1.01)		1.66		0.62

Total from investment operations	1.36		1.69		2.36		(0.84)		1.81		0.76

Less distributions:
Dividends from net investment income	—		(0.20)		(0.19)		(0.18)		(0.16)		(0.14)
Distributions from net realized gains	—		(0.30)		(0.32)		(0.14)		—		—

Total dividends and distributions	—		(0.50)		(0.51)		(0.32)		(0.16)		(0.14)

Net asset value, end of period	$15.07		$13.71		$12.52		$10.67		$11.83		$10.18

Total return (b)	9.92%		13.70%		22.28%		(7.14)%		17.78%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$183,783		$159,487		$131,599		$95,353		$93,665		$70,609
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.58	%(m)	0.59	%(m)	0.59	%(m)	0.58	%(m)	0.59%
Before waivers and reimbursements (a)(f)	0.56%		0.58%		0.60%		0.61%		0.62%		0.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		1.18%		1.61%		1.41%		1.31%		1.46%
Before waivers and reimbursements (a)(f)(x)	(0.40)%		1.17%		1.60%		1.39%		1.27%		1.40%
Portfolio turnover rate^	9	%(z)	20%		8%		12%		9%		10%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.71		$12.52		$10.67		$11.83		$10.18		$9.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.19		0.16		0.17		0.16
Net realized and unrealized gain (loss)	1.39		1.56		2.20		(0.97)		1.67		0.64

Total from investment operations	1.38		1.72		2.39		(0.81)		1.84		0.80

Less distributions:
Dividends from net investment income	—		(0.23)		(0.22)		(0.21)		(0.19)		(0.17)
Distributions from net realized gains	—		(0.30)		(0.32)		(0.14)		—		—

Total dividends and distributions	—		(0.53)		(0.54)		(0.35)		(0.19)		(0.17)

Net asset value, end of period	$15.09		$13.71		$12.52		$10.67		$11.83		$10.18

Total return (b)	10.07%		13.95%		22.57%		(6.88)%		18.05%		8.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,619		$28,065		$30,798		$28,917		$36,972		$31,598
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.32	%(j)	0.33	%(m)	0.34	%(m)	0.34	%(m)	0.33	%(m)	0.34%
Before waivers and reimbursements (a)(f)	0.32%		0.33%		0.35%		0.35%		0.37%		0.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.16)%		1.27%		1.63%		1.38%		1.50%		1.67%
Before waivers and reimbursements (a)(f)(x)	(0.16)%		1.27%		1.63%		1.36%		1.46%		1.61%
Portfolio turnover rate^	9	%(z)	20%		8%		12%		9%		10%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class B and 0.81% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	87.4%
Fixed Income	12.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Equity 500 Index Portfolio	40.7%
EQ/International Equity Index Portfolio	13.4
EQ/Small Company Index Portfolio	12.5
EQ/MFS International Growth Portfolio	7.4
EQ/Emerging Markets Equity PLUS Portfolio	5.5
EQ/Value Equity Portfolio	3.0
1290 VT High Yield Bond Portfolio	2.7
EQ/Core Plus Bond Portfolio	2.5
EQ/Core Bond Index Portfolio	2.3
EQ/Quality Bond PLUS Portfolio	2.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class B
Actual	$1,000.00	$1,113.30	$3.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	2.91
Class K
Actual	1,000.00	1,114.80	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (87.4%)
EQ/American Century Mid Cap Value Portfolio‡	116,537	$3,117,868
EQ/Emerging Markets Equity PLUS Portfolio‡	810,200	9,804,995
EQ/Equity 500 Index Portfolio‡	1,092,544	73,083,114
EQ/International Equity Index Portfolio‡	2,192,402	24,040,005
EQ/Janus Enterprise Portfolio*‡	103,519	2,670,084
EQ/MFS International Growth Portfolio‡	1,433,092	13,356,631
EQ/Small Company Index Portfolio‡	1,517,684	22,419,400
EQ/Value Equity Portfolio‡	209,068	5,378,770
Multimanager Aggressive Equity Portfolio*‡	30,943	2,920,148

Total Equity		156,791,015

Fixed Income (12.6%)
1290 Diversified Bond Fund‡	214,457	2,414,790
1290 VT High Yield Bond Portfolio‡	492,912	4,927,303
EQ/Core Bond Index Portfolio‡	402,377	4,166,868
EQ/Core Plus Bond Portfolio‡	1,037,935	4,420,798
EQ/PIMCO Ultra Short Bond Portfolio‡	259,917	2,570,084
EQ/Quality Bond PLUS Portfolio‡	476,038	4,165,191

Total Fixed Income		22,665,034

Total Investments in Securities (100.0%) (Cost $115,977,891)		179,456,049
Other Assets Less Liabilities (0.0%)		(28,456)

Net Assets (100%)		$179,427,593

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	116,537	2,643,157	257,092	(205,708)	2,118	421,209	3,117,868	—	—
EQ/Emerging Markets Equity PLUS Portfolio	810,200	9,508,268	456,940	(948,834)	103,997	684,624	9,804,995	—	—
EQ/Equity 500 Index Portfolio	1,092,544	63,455,131	2,794,883	(2,699,976)	58,890	9,474,186	73,083,114	—	—
EQ/International Equity Index Portfolio	2,192,402	21,703,994	945,246	(617,708)	1,535	2,006,938	24,040,005	—	—
EQ/Janus Enterprise Portfolio*	103,519	2,314,642	188,535	(59,186)	79	226,014	2,670,084	—	—
EQ/MFS International Growth Portfolio	1,433,092	12,230,755	517,843	(348,082)	2,118	953,997	13,356,631	—	—
EQ/Small Company Index Portfolio	1,517,684	18,737,610	792,717	(389,615)	4,925	3,273,763	22,419,400	—	—
EQ/Value Equity Portfolio (a)	209,068	4,516,138	191,549	(115,407)	320	786,170	5,378,770	—	—
Multimanager Aggressive Equity Portfolio*	30,943	2,469,964	219,900	(69,226)	49	299,461	2,920,148	—	—
Fixed Income
1290 Diversified Bond Fund	214,457	—	2,371,612	—	—	43,178	2,414,790	42,178	—
1290 VT High Yield Bond Portfolio	492,912	4,021,925	847,291	(62,768)	7	120,848	4,927,303	—	—
EQ/Core Bond Index Portfolio	402,377	6,087,558	1,134,097	(2,967,637)	16,189	(103,339)	4,166,868	—	—
EQ/Core Plus Bond Portfolio (aa)	1,037,935	—	1,180,943	(954)	(1)	(40,087)	4,420,798	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Bond PLUS Portfolio (aa)	—	2,742,056	668,881	(44,681)	(6)	(85,353)	—	29,448	87,890
EQ/PIMCO Ultra Short Bond Portfolio	259,917	2,148,421	455,136	(35,002)	—	1,529	2,570,084	—	—
EQ/Quality Bond PLUS Portfolio	476,038	3,508,251	766,290	(62,768)	(1)	(46,581)	4,165,191	—	—

Total		156,087,870	13,788,955	(8,627,552)	190,219	18,016,557	179,456,049	71,626	87,890

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged all shares in EQ/Global Bond PLUS Portfolio for all shares of the EQ/Core Plus Bond Portfolio with a value of $3,202,121 (at a cost of $3,280,897), representing 345,291 shares of EQ/Global Bond PLUS Portfolio and 753,770 shares of EQ/Core Plus Bond Portfolio, as a nontaxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$179,456,049	$—	$179,456,049

Total Assets	$—	$179,456,049	$—	$179,456,049

Total Liabilities	$—	$—	$—	$—

Total	$—	$179,456,049	$—	$179,456,049

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$13,788,955
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,627,552

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,493,800
Aggregate gross unrealized depreciation	(55,280)

Net unrealized appreciation	$63,438,520

Federal income tax cost of investments in securities and derivative instruments, if applicable	$116,017,529

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $115,977,891)	$179,456,049
Cash	94,060
Receivable for Portfolio shares sold	61,933
Dividends, interest and other receivables	20,566
Other assets	1,625

Total assets	179,634,233

LIABILITIES
Payable for securities purchased	47,989
Distribution fees payable – Class B	33,681
Payable for Portfolio shares redeemed	27,068
Administrative fees payable	17,196
Investment management fees payable	14,614
Trustees’ fees payable	809
Accrued expenses	65,283

Total liabilities	206,640

NET ASSETS	$179,427,593

Net assets were comprised of:
Paid in capital	$113,427,344
Total distributable earnings (loss)	66,000,249

Net assets	$179,427,593

Class B
Net asset value, offering and redemption price per share, $165,505,763 / 10,598,184 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.62

Class K
Net asset value, offering and redemption price per share, $13,921,830 / 890,783 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.63

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$71,626
Interest	22

Total income	71,648

EXPENSES
Distribution fees – Class B	192,655
Administrative fees	99,734
Investment management fees	83,737
Custodian fees	39,176
Professional fees	28,372
Printing and mailing expenses	22,613
Trustees’ fees	2,464
Miscellaneous	1,009

Total expenses	469,760

NET INVESTMENT INCOME (LOSS)	(398,112)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	190,219
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	87,890

Net realized gain (loss)	278,109

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,016,557

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,294,666

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,896,554

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(398,112)	$1,457,623
Net realized gain (loss)	278,109	4,100,388
Net change in unrealized appreciation (depreciation)	18,016,557	13,947,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,896,554	19,505,474

Distributions to shareholders:
Class B	—	(4,453,634)
Class K	—	(435,386)

Total distributions to shareholders	—	(4,889,020)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 785,015 and 1,614,815 shares, respectively ]	11,703,271	19,602,076
Capital shares issued in reinvestment of dividends and distributions [ 0 and 334,530 shares, respectively ]	—	4,453,634
Capital shares repurchased [ (387,912) and (784,290) shares, respectively ]	(5,766,854)	(9,579,424)

Total Class B transactions	5,936,417	14,476,286

Class K
Capital shares sold [ 6,865 and 0 # shares, respectively ]	105,590	13
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,639 shares, respectively ]	—	435,386
Capital shares repurchased [ (37,091) and (245,733) shares, respectively ]	(546,205)	(2,833,469)

Total Class K transactions	(440,615)	(2,398,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,495,802	12,078,216

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,392,356	26,694,670
NET ASSETS:
Beginning of period	156,035,237	129,340,567

End of period	$179,427,593	$156,035,237

# Number of shares are less than 0.5.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.03		$12.72		$10.69		$11.93		$10.10		$9.42

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.19		0.16		0.14		0.14
Net realized and unrealized gain (loss)	1.63		1.62		2.39		(1.10)		1.85		0.68

Total from investment operations	1.59		1.76		2.58		(0.94)		1.99		0.82

Less distributions:
Dividends from net investment income	—		(0.19)		(0.19)		(0.18)		(0.16)		(0.14)
Distributions from net realized gains	—		(0.26)		(0.36)		(0.12)		—		—

Total dividends and distributions	—		(0.45)		(0.55)		(0.30)		(0.16)		(0.14)

Net asset value, end of period	$15.62		$14.03		$12.72		$10.69		$11.93		$10.10

Total return (b)	11.33%		14.07%		24.32%		(7.97)%		19.71%		8.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$165,506		$143,119		$114,928		$82,506		$82,083		$61,361
Ratio of expenses to average net assets:
After waivers (a)(f)	0.58	%(j)	0.59	%(m)	0.60	%(m)	0.59	%(m)	0.58	%(m)	0.59%
Before waivers (a)(f)	0.58%		0.60%		0.62%		0.64%		0.66%		0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.49)%		1.13%		1.56%		1.34%		1.29%		1.45%
Before waivers (a)(f)(x)	(0.49)%		1.11%		1.53%		1.29%		1.22%		1.35%
Portfolio turnover rate^	5	%(z)	12%		6%		8%		8%		6%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.02		$12.71		$10.68		$11.92		$10.09		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.14		0.19		0.16		0.16		0.16
Net realized and unrealized gain (loss)	1.63		1.65		2.42		(1.07)		1.86		0.68

Total from investment operations	1.61		1.79		2.61		(0.91)		2.02		0.84

Less distributions:
Dividends from net investment income	—		(0.22)		(0.22)		(0.21)		(0.19)		(0.16)
Distributions from net realized gains	—		(0.26)		(0.36)		(0.12)		—		—

Total dividends and distributions	—		(0.48)		(0.58)		(0.33)		(0.19)		(0.16)

Net asset value, end of period	$15.63		$14.02		$12.71		$10.68		$11.92		$10.09

Total return (b)	11.48%		14.33%		24.62%		(7.71)%		20.00%		8.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,922		$12,916		$14,413		$13,597		$17,270		$14,100
Ratio of expenses to average net assets:
After waivers (a)(f)	0.33	%(j)	0.34	%(m)	0.35	%(m)	0.34	%(m)	0.34	%(m)	0.34%
Before waivers (a)(f)	0.33%		0.35%		0.37%		0.39%		0.41%		0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.25)%		1.17%		1.56%		1.35%		1.47%		1.65%
Before waivers (a)(f)(x)	(0.25)%		1.15%		1.54%		1.30%		1.40%		1.55%
Portfolio turnover rate^	5	%(z)	12%		6%		8%		8%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class B and 0.80% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2021
Equity	97.3%
Fixed Income	2.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2021
EQ/Equity 500 Index Portfolio	43.1%
EQ/Small Company Index Portfolio	14.9
EQ/International Equity Index Portfolio	14.1
EQ/MFS International Growth Portfolio	10.0
EQ/Emerging Markets Equity PLUS Portfolio	5.9
EQ/Value Equity Portfolio	4.6
Multimanager Aggressive Equity Portfolio	3.2
1290 VT High Yield Bond Portfolio	1.1
EQ/American Century Mid Cap Value Portfolio	1.0
EQ/Core Bond Index Portfolio	0.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21 - 6/30/21
Class B
Actual	$1,000.00	$1,127.10	$3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.39
Class K
Actual	1,000.00	1,127.70	2.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.13

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.68% and 0.42%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (97.4%)
EQ/American Century Mid Cap Value Portfolio‡	21,980	$588,062
EQ/Emerging Markets Equity PLUS Portfolio‡	296,376	3,586,726
EQ/Equity 500 Index Portfolio‡	394,948	26,419,094
EQ/International Equity Index Portfolio‡	786,006	8,618,665
EQ/Janus Enterprise Portfolio*‡	14,495	373,874
EQ/MFS International Growth Portfolio‡	658,424	6,136,606
EQ/Small Company Index Portfolio‡	617,956	9,128,519
EQ/Value Equity Portfolio‡	109,413	2,814,916
Multimanager Aggressive Equity Portfolio*‡	20,708	1,954,276

Total Equity		59,620,738

Fixed Income (2.6%)
1290 Diversified Bond Fund‡	24,164	272,081
1290 VT High Yield Bond Portfolio‡	69,347	693,217
EQ/Core Bond Index Portfolio‡	50,943	527,550
EQ/Core Plus Bond Portfolio‡	31,730	135,147

Total Fixed Income		1,627,995

Total Investments in Securities (100.0%) (Cost $46,128,669)		61,248,733
Other Assets Less Liabilities (0.0%)		(10,939)

Net Assets (100%)		$61,237,794

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	21,980	324,256	249,232	(42,824)	11	57,387	588,062	—	—
EQ/Emerging Markets Equity PLUS Portfolio	296,376	3,117,257	428,602	(226,139)	4,503	262,503	3,586,726	—	—
EQ/Equity 500 Index Portfolio	394,948	20,863,816	2,974,422	(714,694)	1,516	3,294,034	26,419,094	—	—
EQ/International Equity Index Portfolio	786,006	7,135,812	1,006,192	(204,604)	446	680,819	8,618,665	—	—
EQ/Janus Enterprise Portfolio*	14,495	198,801	182,771	(31,405)	35	23,672	373,874	—	—
EQ/MFS International Growth Portfolio	658,424	5,207,718	710,514	(206,306)	412	424,268	6,136,606	—	—
EQ/Small Company Index Portfolio	617,956	7,250,345	860,646	(264,310)	1,525	1,280,313	9,128,519	—	—
EQ/Value Equity Portfolio (a)	109,413	2,229,937	241,242	(52,023)	20	395,740	2,814,916	—	—
Multimanager Aggressive Equity Portfolio*	20,708	1,640,299	234,358	(122,957)	1,546	201,030	1,954,276	—	—
Fixed Income
1290 Diversified Bond Fund	24,164	—	267,370	—	—	4,711	272,081	4,687	—
1290 VT High Yield Bond Portfolio	69,347	410,250	278,836	(12,025)	8	16,148	693,217	—	—
EQ/Core Bond Index Portfolio	50,943	530,278	380,941	(375,163)	(1,768)	(6,738)	527,550	—	—
EQ/Core Plus Bond Portfolio	31,730	—	132,373	(605)	—	3,379	135,147	—	—

Total		48,908,769	7,947,499	(2,253,055)	8,254	6,637,266	61,248,733	4,687	—

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$61,248,733	$—	$61,248,733

Total Assets	$—	$61,248,733	$—	$61,248,733

Total Liabilities	$—	$—	$—	$—

Total	$—	$61,248,733	$—	$61,248,733

The Portfolio held no derivatives contracts during the six months ended June 30, 2021.

Investment security transactions for the six months ended June 30, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,947,499
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,253,055

As of June 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,055,871
Aggregate gross unrealized depreciation	(2,105)

Net unrealized appreciation	$15,053,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$46,194,967

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2021 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers(Cost $46,128,669)	$61,248,733
Receivable for securities sold	62,110
Receivable for Portfolio shares sold	56,106
Dividends, interest and other receivables	2,317
Other assets	533

Total assets	61,369,799

LIABILITIES
Overdraft payable	55,748
Distribution fees payable – Class B	12,311
Administrative fees payable	5,844
Investment management fees payable	5,730
Payable for Portfolio shares redeemed	3,858
Trustees’ fees payable	8
Accrued expenses	48,506

Total liabilities	132,005

NET ASSETS	$61,237,794

Net assets were comprised of:
Paid in capital	$46,781,585
Total distributable earnings (loss)	14,456,209

Net assets	$61,237,794

Class B
Net asset value, offering and redemption price per share, $60,736,994 / 3,784,717 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.05

Class K
Net asset value, offering and redemption price per share, $500,800 / 31,157 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.07

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,687
Interest	14

Total income	4,701

EXPENSES
Distribution fees – Class B	67,760
Administrative fees	32,608
Investment management fees	27,385
Custodian fees	24,299
Professional fees	18,985
Extraordinary expense	11,080
Printing and mailing expenses	10,150
Trustees’ fees	709
Miscellaneous	348

Gross expenses	193,324
Less: Waiver from investment manager	(8,767)

Net expenses	184,557

NET INVESTMENT INCOME (LOSS)	(179,856)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,254
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,637,266

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,645,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,465,664

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(179,856)	$414,635
Net realized gain (loss)	8,254	1,440,351
Net change in unrealized appreciation (depreciation)	6,637,266	4,924,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,465,664	6,779,630

Distributions to shareholders:
Class B	—	(840,622)
Class K	—	(11,961)

Total distributions to shareholders	—	(852,583)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 571,594 and 1,172,575 shares, respectively ]	8,749,165	14,109,702
Capital shares issued in reinvestment of dividends and distributions [ 0 and 61,682 shares, respectively ]	—	840,622
Capital shares repurchased [ (175,565) and (285,131) shares, respectively ]	(2,674,751)	(3,443,423)

Total Class B transactions	6,074,414	11,506,901

Class K
Capital shares sold [ 1,394 and 155 shares, respectively ]	21,062	2,201
Capital shares issued in reinvestment of dividends and distributions [ 0 and 876 shares, respectively ]	—	11,961
Capital shares repurchased [ (12,499) and (26,239) shares, respectively ]	(193,477)	(244,553)

Total Class K transactions	(172,415)	(230,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,901,999	11,276,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,367,663	17,203,557
NET ASSETS:
Beginning of period	48,870,131	31,666,574

End of period	$61,237,794	$48,870,131

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.24		$12.63		$10.10		$11.25		$9.36		$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.14		0.20		0.18		0.17		0.24
Net realized and unrealized gain (loss)	1.86		1.73		2.50		(1.16)		1.87		0.63 †

Total from investment operations	1.81		1.87		2.70		(0.98)		2.04		0.87

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.17)		(0.15)		(0.11)
Distributions from net realized gains	—		(0.07)		—		—		—		(0.64)

Total dividends and distributions	—		(0.26)		(0.17)		(0.17)		(0.15)		(0.75)

Net asset value, end of period	$16.05		$14.24		$12.63		$10.10		$11.25		$9.36

Total return (b)	12.71%		14.89%		26.75%		(8.74)%		21.78%		9.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,737		$48,268		$30,814		$15,557		$9,334		$3,787
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.68	%(j)(o)	0.59	%(m)	0.59	%(m)	0.58	%(m)	0.57	%(m)	0.59%
Before waivers and reimbursements (a)(f)	0.71%		0.82%		0.88%		1.06%		1.41%		2.06%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.66)%		1.15%		1.68%		1.57%		1.64%		2.57%
Before waivers and reimbursements (a)(f)(x)	(0.69)%		0.92%		1.39%		1.10%		0.79%		1.10%
Portfolio turnover rate^	4	%(z)	8%		28%		4%		5%		33%

Class K	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020		2019		2018		2017		2016
Net asset value, beginning of period	$14.25		$12.63		$10.10		$11.26		$9.36		$9.24

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		(0.01)		0.16		0.15		0.07
Net realized and unrealized gain (loss)	1.85		1.79		2.74		(1.13)		1.92		0.82 †

Total from investment operations	1.82		1.91		2.73		(0.97)		2.07		0.89

Less distributions:
Dividends from net investment income	—		(0.22)		(0.20)		(0.19)		(0.17)		(0.13)
Distributions from net realized gains	—		(0.07)		—		—		—		(0.64)

Total dividends and distributions	—		(0.29)		(0.20)		(0.19)		(0.17)		(0.77)

Net asset value, end of period	$16.07		$14.25		$12.63		$10.10		$11.26		$9.36

Total return (b)	12.77%		15.21%		27.03%		(8.57)%		22.17%		9.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$501		$602		$852		$6,515		$7,111		$5,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.42	%(j)(o)	0.34	%(m)	0.34	%(m)	0.33	%(m)	0.32	%(m)	0.34%
Before waivers and reimbursements (a)(f)	0.46%		0.58%		0.63%		0.80%		1.15%		1.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.41)%		0.99%		(0.07)%		1.36%		1.45%		0.83%
Before waivers and reimbursements (a)(f)(x)	(0.45)%		0.75%		(0.37)%		0.89%		0.62%		(0.09)%
Portfolio turnover rate^	4	%(z)	8%		28%		4%		5%		33%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class B and 0.88% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.04% and 0.03% for Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

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EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the

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major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Committee, generally based upon recommendations provided by a Portfolio’s sub-adviser.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, EIM (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

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Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

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The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

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The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2020, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to conversion transactions (EQ/Moderate-Plus Allocation and EQ/ Aggressive Allocation), capital loss carryforward (Target 2055 Allocation), post October loss deferrals (EQ/Core Plus Bond) and deferral of losses on offsetting positions (EQ/Core Plus Bond). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2020 and December 31, 2019 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2020 are presented in the following table:

	Year Ended December 31, 2020		As of December 31, 2020		Year Ended December 31, 2019
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$23,357,995	$22,668,446	$887,342	$18,815,223	$18,269,830	$20,315,053
EQ/Conservative-Plus Allocation	28,946,928	52,558,309	1,407,023	33,914,004	21,375,576	42,181,714
EQ/Moderate Allocation	178,322,642	329,191,713	10,762,876	222,659,416	126,573,887	322,417,542
EQ/Moderate-Plus Allocation	232,291,674	569,767,716	20,178,344	368,638,732	153,557,232	512,390,250
EQ/Aggressive Allocation	88,597,964	227,808,739	3,272,588	184,718,083	56,714,906	245,612,193
EQ/Core Plus Bond	7,044,912	3,839,069	5,769,147	30,374	3,686,884	—
Target 2015 Allocation	1,103,901	2,102,737	11,628	914,846	883,402	1,966,278
Target 2025 Allocation	3,384,561	6,515,730	—	3,631,330	2,978,942	6,212,665
Target 2035 Allocation	2,913,154	3,767,124	—	3,004,911	2,627,302	3,793,907
Target 2045 Allocation	2,112,739	2,776,281	3,214	2,679,063	1,974,849	3,370,237
Target 2055 Allocation	620,740	231,843	—	718,437	412,636	6,181

There was no Return of Capital for 2019 or 2020.

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The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$110,892	$270,111	$377,731	$449,696
Target 2055 Allocation	506,454	—	1,144,392	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2021, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign

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currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

The EQ/Core Plus Bond Portfolio may use interest rate swaps which involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

The EQ/Core Plus Bond Portfolio may use inflation-linked swaps to provide inflation protection within it’s portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

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Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from

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counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which, following a transition period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require a Portfolio to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the adoption of Rule 18f-4, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Portfolios remains uncertain, but due to the compliance timeline within Rule 18f-4, it is unlikely that the Portfolios will be required to fully comply with the requirements until 2022.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. As of June 30, 2021, interest rates are near historic lows in the United States, and below zero in other parts of the world, including certain European countries and Japan. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings will be discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain

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hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

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A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and

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policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the six months ended June 30, 2021, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub- Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”) (formerly, AXA Distributors, LLC). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2021, the three trusts in the complex reimbursed EIM for $216,000 of the Chief Compliance Officer’s compensation, including $28,734 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. EIM may carry out its

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responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays EIM, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio.

For purposes of calculating the asset-based administration fee, the assets of the EQ Allocation Portfolios, Target Allocation Portfolios and EQ/Core Plus Bond Portfolio are aggregated with certain portfolios of EQAT which are also managed by EIM.

The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0775% thereafter.

Pursuant to a sub-administration arrangement with EIM, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of EIM.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2022 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, EIM has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, EIM has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are

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capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.95	0.95	0.70
Target 2015 Allocation	N/A	1.10	0.85
Target 2025 Allocation	N/A	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

During the reporting period, each Portfolio incurred extraordinary expenses related to the postponed reorganization of the Portfolio into a newly-created, identical portfolio of EQ Advisors Trust. Extraordinary expenses are excluded from the Expense Limitation Agreement. For each Portfolio that exceeded the Operating Expense Limit due to extraordinary expenses, such expenses are presented as Extraordinary Expenses on the Statement of Operations.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended June 30, 2021, the following Portfolio incurred Recoupment Fees:

Portfolio:	Recoupment Fees
Target 2025	$12,884

At June 30, 2021, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	Total Eligible For Recoupment
EQ/Conservative Allocation	$294,979	$173,478	$468,457
EQ/Core Plus Bond	282,288	166,067	448,355
Target 2015 Allocation	55,324	48,155	103,479
Target 2055 Allocation	39,105	8,767	47,872

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Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by EIM, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five-to twenty-year period as elected by such Former Trustee. At June 30,2021 the total amount deferred by the Former Trustees participating in the Plan was $371,289, which was fully disbursed on July 22, 2021.

Note 8	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2021.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.55%	7.77%	38.97%	28.75%	3.59%
1290 VT Equity Income	1.19	2.21	15.83	27.56	15.14
1290 VT GAMCO Small Company Value	0.05	0.19	2.00	4.36	2.43
1290 VT High Yield Bond	6.10	5.15	25.83	19.07	2.36
1290 VT Micro Cap	1.02	2.59	25.19	46.44	20.70
1290 VT Small Cap Value	—	1.36	13.16	26.02	9.27
ATM Large Cap Managed Volatility	2.17	3.91	26.19	43.93	23.80
ATM Mid Cap Managed Volatility	6.23	10.25	30.92	33.94	18.65
ATM Small Cap Managed Volatility	0.46	2.27	23.55	49.63	24.09
ATM International Managed Volatility	0.93	2.84	27.43	45.44	23.37
EQ/AB Small Cap Growth	0.14	0.59	5.56	12.41	5.52
EQ/American Century Mid Cap Value	0.59	1.09	4.49	4.56	1.93
EQ/Core Bond Index	2.55	2.12	10.58	8.23	1.00
EQ/Franklin Small Cap Value Managed Volatility	—	1.19	13.59	28.23	14.13
EQ/Global Equity Managed Volatility	0.25	0.76	7.35	12.85	7.17
EQ/Intermediate Government Bond	3.16	2.61	13.43	10.16	1.27
EQ/International Core Managed Volatility	0.24	0.73	7.11	11.63	5.55
EQ/International Equity Index	0.04	0.11	0.61	0.45	0.44
EQ/International Value Managed Volatility	0.44	1.25	12.81	17.33	9.27
EQ/Janus Enterprise	0.45	0.80	2.34	2.89	1.11
EQ/JPMorgan Value Opportunities	0.77	1.44	10.19	18.50	8.55
EQ/Large Cap Core Managed Volatility	0.61	1.15	7.76	14.63	7.92
EQ/Large Cap Growth Index	0.08	0.13	0.56	0.99	0.42
EQ/Large Cap Growth Managed Volatility	0.18	0.34	2.21	3.47	2.30

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Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/Large Cap Value Managed Volatility	0.20%	0.42%	2.98%	5.54%	3.27%
EQ/Loomis Sayles Growth	0.76	1.31	8.74	14.98	9.17
EQ/MFS International Growth	0.47	1.44	14.25	24.81	13.49
EQ/Morgan Stanley Small Cap Growth	0.45	1.51	14.72	31.83	14.88
EQ/PIMCO Ultra Short Bond	9.00	7.58	37.96	28.03	2.90
EQ/Quality Bond PLUS	2.91	2.84	14.03	10.24	1.24
EQ/T. Rowe Price Growth Stock	0.13	0.26	1.83	2.83	0.98
EQ/Value Equity	0.38	0.72	5.15	9.25	5.32
1290 Diversified Bond	4.11	3.52	17.87	12.91	1.70
EQ/Core Plus Bond	6.64	5.65	27.62	13.56	1.58

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.84%	5.34%	3.81%	2.10%	0.30%
EQ/American Century Mid Cap Value	0.22	0.94	0.55	0.53	0.10
EQ/Core Bond Index	0.07	0.18	0.11	0.05	0.01
EQ/Emerging Markets Equity PLUS	1.57	9.41	12.47	11.69	4.28
EQ/Equity 500 Index	0.09	0.63	0.92	0.89	0.32
EQ/International Equity Index	0.15	1.13	1.50	1.43	0.51
EQ/Janus Enterprise	0.10	0.34	0.22	0.17	0.02
EQ/MFS International Growth	0.11	0.76	1.10	1.04	0.48
EQ/PIMCO Ultra Short Bond	0.25	0.65	0.40	0.18	—
EQ/Quality Bond PLUS	0.35	0.89	0.57	0.27	—
EQ/Small Company Index	0.11	0.99	1.51	1.42	0.58
EQ/Value Equity	0.05	0.22	0.29	0.30	0.16
Multimanager Aggressive Equity	0.05	0.21	0.18	0.16	0.11
1290 Diversified Bond	0.56	1.33	0.80	0.36	0.04
EQ/Core Plus Bond	0.83	2.15	1.34	0.58	0.02

Shares of the EQ/Core Plus Bond Portfolio may be held as an underlying investment by the EQ/All Asset Growth Allocation Portfolio, a series of EQ Advisors Trust. The following table represents the percentage of ownership in net assets of the EQ/Core Plus Bond Portfolio held by the EQ/All Asset Growth Allocation Portfolio as of June 30, 2021.

Portfolio:	EQ/ All Asset Growth Allocation
EQ/Core Plus Bond	3.74%

Note 9	Substitution, Reorganization, Restructuring and In-Kind Transactions

The following transactions occurred during the six months ended June 30, 2021:

After the close of business on June 18, 2021, EQ/Core Plus Bond Portfolio, acquired the net assets of the EQ/Global Bond PLUS Portfolio, a series of the EQ Advisors Trust, pursuant to an Agreement and a Plan of Reorganization and Termination as approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Core Plus Bond Portfolio issuing 2,658,406 Class A shares, 15,733,478 Class B shares, and 47,375,328 Class K shares (valued at $11,241,140, $66,292,858, and $201,256,736, respectively) in exchange for 1,221,838 Class IA shares, 7,222,300 Class IB shares, and 21,701,937 Class K shares of EQ/Global Bond PLUS Portfolio. The securities held by EQ/Global Bond

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PLUS Portfolio, with a fair value of $96,470,737 and identified cost of $93,969,675, and cash in the amount of $182,319,997, at June 18, 2021, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Global Bond PLUS Portfolio was carried forward to align ongoing reporting of EQ/Core Plus Bond Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Global Bond PLUS Portfolio’s net assets at the merger date of $278,790,734, including $2,501,062 of unrealized appreciation, $(2,649,370) of undistributed net investment loss and $349,756 of undistributed net realized loss on investments, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the period ended June 30, 2021 would have resulted in a net investment income of $4,883,131 and net realized and unrealized gain of $(407,289) resulting in an increase in net assets from operations of $4,475,842. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Global Bond PLUS Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $479,253,868. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $758,044,602.

The following transactions occurred during 2020:

Effective May 1, 2020, the CharterSM Multi-Sector Bond Portfolio changed its name to EQ/Core Plus Bond Portfolio. The Portfolio changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy. Each investment sub-adviser invests its allocated portion of the Portfolio’s assets directly in debt securities of various companies and other issuers according to its investment strategy, rather than the Portfolio investing in underlying funds that invest in debt securities.

After the close of business on June 12, 2020, EQ/Conservative Allocation Portfolio acquired the net assets of the CharterSM Conservative Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Conservative Allocation Portfolio issuing 4,860,250 Class B shares (valued at $46,435,759) in exchange for 4,664,634 Class B shares of the CharterSM Conservative Portfolio.

Cash in the amount of $46,482,317 held by CharterSM Conservative Portfolio was the principal asset acquired by EQ/Conservative Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Conservative Allocation Portfolio were recorded at fair value. CharterSM Conservative Portfolio’s net assets at the merger date of $46,435,759 were combined with those of EQ/Conservative Allocation Portfolio. Assuming the acquisition had been completed January 1, 2020, the beginning of the annual reporting period of EQ/Conservative Allocation Portfolio, pro forma results of operations for the year ended December 31, 2020 would have resulted in a net investment income of $11,069,531 and net realized and unrealized gain of $67,605,774, resulting in an increase in net assets from operations of $78,675,305. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Conservative Portfolio that have been included in EQ/Conservative Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,041,823,365. Immediately after the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,088,259,124.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2021 (Unaudited)

Note 10	COVID-19 Impact

The extent of the impact of the coronavirus (“COVID-19”) outbreak on the financial performance of the Trust’s investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the impact of COVID-19 on the financial markets and the overall economy, all of which are highly uncertain and cannot be predicted. If the financial markets and/or the overall economy are impacted for an extended period, the Trust’s investment results may be materially adversely affected.

Note 11	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2021, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 20-22, 2021, the Board approved the appointment of Equitable Investment Management, LLC as the Administrator for the Trust and the following new asset-based administration fee rates, effective August 1, 2021: 0.140% on the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; 0.0775% on the next $20 billion; 0.0750% on the next $20 billion; 0.0725% thereafter.

Additionally, at a meeting held on July 20-22, 2021, the Board approved new management fees for EQ Allocation Portfolios, as set forth below, effective October 1, 2021:

	(as a percentage of daily net assets)
Portfolios	First $2 billion	Next $2 billion	Next $2 billion	Next $3 billion	Next $3 billion	Thereafter
EQ/Conservative Allocation	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%
EQ/Conservative-Plus Allocation	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%
EQ/Moderate Allocation	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%
EQ/Moderate-Plus Allocation	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%
EQ/Aggressive Allocation	0.100%	0.0925%	0.090%	0.0875%	0.085%	0.0825%

Note 12	Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) has been consolidated with a number of related lawsuits filed by Tribune noteholders (“Noteholders”) and retiree participants in certain Tribune- defined compensation plans (“Retirees”) around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation). The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios.

On December 19, 2019, the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of the Noteholder and Retiree lawsuits. On January 2, 2020, the Noteholders and Retirees moved for rehearing of the Second Circuit’s December 19, 2019 decision.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2021 (Unaudited)

The Second Circuit denied the motion for rehearing on February 6, 2020. On July 7, 2020, the Noteholders and Retirees filed a joint petition with the United States Supreme Court for a writ of certiorari reversing the Second Circuit’s December 19, 2019 decision and reinstating the Noteholder and Retiree lawsuits. The U.S. Supreme Court denied the petition for a writ of certiorari on April 19, 2021. Accordingly, the dismissal of the Noteholder and Retiree Suits is final, and the Noteholder and Retiree Suits have been concluded.

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed its appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. The defense group filed its opposition brief with the Second Circuit on April 27, 2020. Oral argument occurred on August 24, 2020. The Second Circuit has not yet ruled on the Litigation Trust’s appeal.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the Second Circuit and beyond.

The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statement.

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk. The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into categories (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data including information about a Portfolio’s investment strategy, the characteristics of its investments, and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

At a meeting of the Board held on April 20-21, 2021, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The report concluded that based on its experience administering the Program, the Program Administrator considers the Program to be operating effectively to assess and manage each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions, and believes that the Program has been and continues to be adequately and effectively implemented to monitor and respond to the Portfolios’ liquidity developments.

During the period covered by this report, the Program supported the Portfolios’ ability to honor redemption requests in accordance with their obligations and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information about the Portfolio’s exposure to liquidity risk and other risks.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a portfolio may take actions without the approval of other investors in the portfolio.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2021

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 27, 2021